As filed with the Securities and Exchange Commission on April 17, 1997


                                                        Registration No. 33-4077
                                                                        811-4623
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 20                    X
                                                                           -
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                               Amendment No. 20                            X
                                                                           -


                                   ----------

                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                First Investors Multi-State Insured Tax Free Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on April 30, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, no par value, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 27, 1997.

                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                              CROSS-REFERENCE SHEET


                       Connecticut Fund           Massachusetts Fund
                       Florida Fund               New Jersey Fund
                       Georgia Fund               North Carolina Fund
                       Maryland Fund              Pennsylvania Fund
                                                  Virginia Fund


N-1A Item No.                                      Location
-------------                                      --------
PART A:  PROSPECTUS

 1.  Cover Page................................... Cover Page
 2.  Synopsis..................................... Fee Table
 3.  Condensed Financial Information.............. Financial Highlights
 4.  General Description of Registrant............ Investment Objectives and
                                                   Policies; General Information
 5.  Management of the Fund....................... Management
 5A. Management's Discussion of
      Fund Performance............................ Performance Information
 6.  Capital Stock and Other Securities........... Description of Shares;
                                                   Dividends and Other
                                                   Distributions; Taxes;
                                                   Determination of Net Asset
                                                   Value
 7.  Purchase of Securities Being Offered......... Alternative Purchase Plan;
                                                   How to Buy Shares
 8.  Redemption or Repurchase..................... How to Exchange Shares; How
                                                   to Redeem Shares; Telephone
                                                   Transactions
 9.  Pending Legal Proceedings.................... Not Applicable

PART B:  STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page................................... Cover Page
11.  Table of Contents............................ Table of Contents
12.  General Information and History.............. General Information
13.  Investment Objectives and Policies........... Investment Policies;
                                                   Investment Restrictions;
                                                   State Specific Risk Factors;
                                                   Insurance
14.  Management of the Fund....................... Directors or Trustees and
                                                   Officers
15.  Control Persons and Principal
      Holders of Securities....................... Not applicable
16.  Investment Advisory and Other Services....... Management
17.  Brokerage Allocation......................... Allocation of Portfolio
                                                   Brokerage
18.  Capital Stock and Other Securities........... Determination of Net Asset
                                                   Value
19.  Purchase, Redemption and Pricing
      of Securities Being Offered................. Reduced Sales Charges,
                                                   Additional Exchange and
                                                   Redemption Information and
                                                   Other Services; Determination
                                                   of Net Asset Value
20.  Tax Status................................... Taxes
21.  Underwriters................................. Underwriter
22.  Performance Data............................. Performance Information
23.  Financial Statements......................... Financial Statements; Report
                                                   of Independent Accountants

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
      CONNECTICUT FUND, FLORIDA FUND, GEORGIA FUND, MARYLAND FUND, MASSACHUSETTS FUND, NEW JERSEY FUND, NORTH CAROLINA FUND,
      PENNSYLVANIA FUND AND VIRGINIA FUND
95 Wall Street, New York, New York 10005/1-800-423-4026

         This is a Prospectus for FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC. ("NEW YORK INSURED") and FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND (collectively, "Tax Free Funds"), each an open-end diversified management investment company. NEW YORK INSURED consists of a single investment series and FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND ("Multi-State Insured") consists of seventeen separate investment series. This Prospectus relates to NEW YORK INSURED and the nine series of Multi-State Insured listed above (singularly, "Fund," and collectively, "Funds"). Each Fund sells two classes of shares. Investors may select Class A or Class B shares, each with a public offering price that reflects different sales charges and expense levels. See "Alternative Purchase Plans."

         NEW YORK INSURED. The investment objective of NEW YORK INSURED is to provide a high level of interest income which is exempt from Federal income tax, New York State and New York City personal income taxes and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax Preference Item").

         MULTI-STATE INSURED. The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from Federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state and is not a Tax Preference Item.

         Each Fund invests primarily in tax-exempt obligations issued by or on behalf of the states or a particular state, its municipal governments and public authorities, as well as tax-exempt obligations issued by territories or possessions of the United States, the interest on which is exempt from Federal income tax, the income or other taxes of a particular state and is not a Tax Preference Item. There can be no assurance that the objective of any Fund will be realized.


         THE FUNDS' MUNICIPAL BONDS ARE INSURED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST THROUGH THE ISSUER OR UNDER INSURANCE POLICIES WRITTEN BY INDEPENDENT INSURANCE COMPANIES. INSURANCE DOES NOT PROTECT AGAINST FLUCTUATIONS IN THE BONDS' MARKET VALUE OR EACH FUND'S NET ASSET VALUE PER SHARE. FOR MORE INFORMATION REGARDING THE FUNDS' INSURANCE COVERAGE, SEE "INSURANCE" ON PAGE 18.

         This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. First Investors Management Company, Inc. ("FIMCO" or "Adviser") serves as investment adviser to the Funds and First Investors Corporation ("FIC" or "Underwriter") serves as distributor of the Funds' shares. A Statement of Additional Information ("SAI"), dated April 30, 1997 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The SAI is available at no charge upon request to the Funds at the address or telephone number indicated above.


         An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured or protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
     OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is April 30, 1997

                                    FEE TABLE


      The following table is intended to assist investors in understanding the expenses associated with investing in each class of shares of a Fund. Shares of the Funds issued prior to the January 12, 1995 have been designated as Class A shares.

                        SHAREHOLDER TRANSACTION EXPENSES


                                                        Class A    Class B
                                                        Shares     Shares
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)................   6.25%      None
Deferred Sales Load
  (as a percentage of the lower of original purchase
  price or redemption proceeds)......................   None*      4% in the
                                                                   first year;
                                                                   declining to
                                                                   0% after the
                                                                   sixth year


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


                            MANAGEMENT                                                         TOTAL FUND
                               FEES1 +           12B-1 FEES2          OTHER EXPENSES3      OPERATING EXPENSES4
                          Class A  Class B     Class A  Class B     Class A    Class B      Class A    Class B
                          Shares   Shares      Shares   Shares      Shares     Shares       Shares     Shares
                          -------  -------     -------  -------     -------    -------      -------    -------
NEW YORK INSURED           0.70%    0.70%       0.30%    1.00%       0.18%      0.18%        1.18%      1.88%
CONNECTICUT FUND           0.50     0.50        0.20+    1.00        0.10+      0.10+        0.80+      1.60+
FLORIDA FUND               0.50     0.50        0.20+    1.00        0.10+      0.10+        0.80+      1.60+
GEORGIA FUND               0.20     0.20        0.20+    1.00         -0-+       -0-+        0.40+      1.20+
MARYLAND FUND              0.30     0.30        0.20+    1.00         -0-+       -0-+        0.50+      1.30+
MASSACHUSETTS FUND         0.50     0.50        0.20+    1.00        0.10+      0.10+        0.80+      1.60+
NEW JERSEY FUND            0.60     0.60        0.20+    1.00        0.18       0.18         0.98+      1.78+
NORTH CAROLINA FUND        0.20     0.20        0.20+    1.00         -0-+       -0-+        0.40+      1.20+
PENNSYLVANIA FUND          0.50     0.50        0.20+    1.00        0.16       0.16         0.86+      1.66+
VIRGINIA FUND              0.50     0.50        0.20+    1.00        0.10+      0.10+        0.80+      1.60+


----------
* A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. See "How to Buy Shares."
+        Net of waiver and/or reimbursement.
(1) Management Fees have been restated for NEW YORK INSURED to reflect current fees. For the fiscal year ended December 31, 1996, the Adviser waived Management Fees as follows: in excess of 0.50% for CONNECTICUT FUND, FLORIDA FUND, MASSACHUSETTS FUND, PENNSYLVANIA FUND and VIRGINIA FUND; in excess of 0.20% for GEORGIA FUND and NORTH CAROLINA FUND; in excess of 0.30% for MARYLAND FUND; and in excess of 0.60% for NEW JERSEY FUND. Absent the waiver, such fees would have been 0.75% for each of these Funds. The Adviser will continue to waive such fees for a minimum period ending December 31, 1997.
(2) The Underwriter has agreed through December 31, 1997 to cap its right to claim Class A 12b-1 Fees at the annual rates listed above for all the Funds, other than NEW YORK INSURED. Multi-State Insured's Class A Distribution Plan provides for 12b-1 Fees in the total amount of up to 0.30% on an annual basis.

 (3) For the fiscal year ended December 31, 1996, the Adviser reimbursed all the Funds, other than NEW YORK INSURED, NEW JERSEY FUND and PENNSYLVANIA FUND, for certain Other Expenses. Absent such reimbursement, Other Expenses for each class of shares would have been 0.28% for CONNECTICUT FUND, 0.21% for FLORIDA FUND, 0.49% for GEORGIA FUND, 0.29% for MARYLAND FUND, 0.23% for MASSACHUSETTS FUND, 0.36% for NORTH CAROLINA Fund and 0.25% for VIRGINIA FUND. The Adviser will reimburse all Other Expenses for GEORGIA FUND, MARYLAND FUND and NORTH CAROLINA FUND and Other Expenses in excess of 0.10% for CONNECTICUT FUND, FLORIDA FUND, MASSACHUSETTS FUND and VIRGINIA FUND for a minimum period ending December 31, 1997.
(4) If certain fees and expenses had not been waived or reimbursed, Total Fund Operating Expenses for Class A shares would have been 1.33% for CONNECTICUT FUND, 1.26% for FLORIDA FUND, 1.54% for GEORGIA FUND, 1.34% for MARYLAND FUND, 1.28% for MASSACHUSETTS FUND, 1.23% for NEW JERSEY FUND, 1.41% for NORTH CAROLINA FUND, 1.21% for PENNSYLVANIA FUND, and 1.30% for VIRGINIA FUND; and for Class B shares would have been 2.03% for CONNECTICUT FUND, 1.96% for FLORIDA FUND, 2.24% for GEORGIA FUND, 2.04% for MARYLAND FUND, 1.98% for MASSACHUSETTS FUND, 1.93% for NEW JERSEY FUND, 2.11% for NORTH CAROLINA FUND, 1.91% for PENNSYLVANIA FUND, and 2.00% for VIRGINIA FUND. Each Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses.



For a more complete description of the various costs and expenses, see "Investment Objectives and Policies--Insurance," "Alternative Purchase Plans," "How to Buy Shares," "How to Redeem Shares," "Management" and "Distribution Plans." Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

      The Example below is based on Class A and Class B expense data for each Fund's fiscal year ended December 31, 1996, except that certain Operating Expenses have been restated as noted above.

EXAMPLE

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                      ONE YEAR     THREE YEARS       FIVE YEARS        TEN YEARS
NEW YORK INSURED
Class A...............   $74           $98              $123             $197
Class B...............    59            89               122              202*

CONNECTICUT FUND
Class A...............    70            86               104              155
Class B...............    56            80               107              169*

FLORIDA FUND
Class A...............    70            86               104              155
Class B...............    56            80               107              169*

                      ONE YEAR     THREE YEARS       FIVE YEARS        TEN YEARS

GEORGIA FUND
Class A...............    66            75                84              110
Class B...............    52            68                86              123*

MARYLAND FUND
Class A...............    67            78                89              121
Class B...............    53            71                91              135*

MASSACHUSETTS FUND
Class A...............   $70           $86              $104             $155
Class B...............    56            80               107              169*

NEW JERSEY FUND
Class A...............    72            92               113              175
Class B...............    58            86               116              188*

NORTH CAROLINA FUND
Class A...............    66            75                84              110
Class B...............    52            68                86              123*

PENNSYLVANIA FUND
Class A...............    71            88               107              162
Class B...............    57            82               110              175*

VIRGINIA FUND
Class A...............    70            86               104              155
Class B...............    56            80               107              169*



      You would pay the following expenses on the same $1,000 investment, assuming (1) 5% annual return and (2) no redemption at the end of each time period:


                       ONE YEAR     THREE YEARS       FIVE YEARS       TEN YEARS
NEW YORK INSURED
Class A...............   $74           $98              $123             $197
Class B...............    19            59               102              202*

CONNECTICUT FUND
Class A...............    70            86               104              155
Class B...............    16            50                87              169*

FLORIDA FUND
Class A...............    70            86               104              155
Class B...............    16            50                87              169*

GEORGIA FUND
Class A...............    66            75                84              110
Class B...............    12            38                66              123*

MARYLAND FUND
Class A...............    67            78                89              121
Class B...............    13            41                71              135*

MASSACHUSETTS FUND
Class A...............    70            86               104              155
Class B...............    16            50                87              169*

NEW JERSEY FUND
Class A...............   $72           $92              $113             $175
Class B...............    18            56                96              188*

NORTH CAROLINA FUND
Class A...............    66            75                84              110
Class B...............    12            38                66              123*

PENNSYLVANIA FUND
Class A...............    71            88               107              162
Class B...............    17            52                90              175*

VIRGINIA FUND
Class A...............    70            86               104              155
Class B...............    16            50                87              169*

* Assumes conversion to Class A shares eight years after purchase.


      THE EXPENSES IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION BY THE FUNDS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESS THAN THOSE SHOWN.

                      [This page intentionally left blank]

                              FINANCIAL HIGHLIGHTS

      The table on the following pages sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. The table has been derived from financial statements which have been examined by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the SAI. This information should be read in conjunction with the Financial Statements and Notes thereto, which also appear in the SAI, available at no charge upon request to the Funds.


--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS NEW YORK
  INSURED TAX FREE FUND, INC.
CLASS A
1987   . . . . . . . . .      $14.25        $.919       $(1.109)        $(.190)      $.910       $  --     $.910
1988   . . . . . . . . .       13.15         .902          .388          1.290        .930          --      .930
1989   . . . . . . . . .       13.51         .901          .339          1.240        .880          --      .880
1990   . . . . . . . . .       13.87         .889         (.119)          .770        .890          --      .890
1991   . . . . . . . . .       13.75         .881          .574          1.455        .875          --      .875
1992   . . . . . . . . .       14.33         .844          .386          1.230        .840          --      .840
1993   . . . . . . . . .       14.72         .809          .608          1.417        .820        .137      .957
1994   . . . . . . . . .       15.18         .758        (1.510)         (.752)       .768          --      .768
1995   . . . . . . . . .       13.66         .738         1.331          2.069        .740        .059      .799
1996   . . . . . . . . .       14.93         .719         (.298)          .421        .720        .091      .811
CLASS B
1/12/95*to 12/31/95   .        13.76         .616         1.232          1.848        .619        .059      .678
1996   . . . . . . . . .       14.93         .617         (.306)          .311        .620        .091      .711

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND

CONNECTICUT  FUND
CLASS A
10/8/90* to 12/31/90  .       $11.17        $.034        $(.014)      $   .020       $  --       $  --     $  --
1991   . . . . . . . . .       11.19         .630          .449          1.079        .625        .004      .629
1992   . . . . . . . . .       11.64         .669          .401          1.070        .660          --      .660
1993   . . . . . . . . .       12.05         .615         1.053          1.668        .625        .043      .668
1994   . . . . . . . . .       13.05         .609        (1.480)         (.871)       .609          --      .609
1995   . . . . . . . . .       11.57         .617         1.333          1.950        .620          --      .620
1996   . . . . . . . . .       12.90         .619         (.202)          .417        .617          --      .617
CLASS B
1/12/95* to 12/31/95   .       11.67         .512         1.242          1.754        .524          --      .524
1996   . . . . . . . . .       12.90         .522         (.204)          .318        .518          --      .518

* Commencement of operations of Class A shares or date Class B shares first offered
**    Calculated without sales charges
+     Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------



     $13.15         (1.25)          $103,892         1.10         6.91          N/A           N/A                2
      13.51         10.10            121,017         1.26         6.77          N/A           N/A               21
      13.87          9.43            150,154         1.14         6.57          N/A           N/A               13
      13.75          5.81            156,022         1.23         6.53          N/A           N/A               33
      14.33         10.89            162,296         1.24         6.29          N/A           N/A               25
      14.72          8.84            181,389         1.29         5.84          N/A           N/A               46
      15.18          9.82            211,967         1.27         5.35          N/A           N/A               31
      13.66         (5.03)           193,916         1.28         5.30          N/A           N/A               55
      14.93         15.45            215,259         1.23         5.10          N/A           N/A               53
      14.54          2.95            203,496         1.23         4.93          N/A           N/A               53

      14.93         13.66              1,156         2.00+        4.34+         N/A           N/A               53
      14.53          2.18              2,242         1.93         4.23          N/A           N/A               53






     $11.19          7.71+           $   625                      1.75+         1.46+          .28+              0
                                              --
      11.64          9.92              5,050          .06         5.83          1.60          4.28              35
      12.05          9.49             10,828          .33         5.73          1.20          4.86              46
      13.05         14.10             17,202          .80         4.83          1.15          4.48              29
      11.57         (6.75)            14,848          .87         5.01          1.22          4.66              63
      12.90         17.18             16,725          .85         4.98          1.20          4.63              26
      12.70          3.37             15,203          .81         4.92          1.23          4.50              15

      12.90         15.28                857         1.71+        4.12+         2.07+         3.76+             26
      12.70          2.57              1,505         1.61         4.12          2.02          3.71              15


--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND

FLORIDA  FUND
CLASS A
10/5/90* to 12/31/90   .    $11.17        $.018     $   (.058)        $(.040)      $  --       $  --     $  --
1991   . . . . . . . . .     11.13         .658          .582          1.240        .640        .030      .670
1992   . . . . . . . . .     11.70         .702          .508          1.210        .700          --      .700
1993   . . . . . . . . .     12.21         .664         1.032          1.696        .671        .095      .766
1994   . . . . . . . . .     13.14         .642        (1.346)         (.704)       .646          --      .646
1995   . . . . . . . . .     11.79         .640         1.527          2.167        .647          --      .647
1996   . . . . . . . . .     13.31         .623         (.198)          .425        .625          --      .625
CLASS B
1/12/95*to 12/31/95 . . .    11.87         .529         1.460          1.989        .549          --      .549
1996 . . . . . . . . . .     13.31         .530         (.204)          .326        .526          --      .526
 . . . . . . . .
GEORGIA  FUND
CLASS A
5/1/92* to 12/31/92  . .    $11.17        $.267         $.233          $.500       $.250       $  --     $.250
1993   . . . . . . . . .     11.42         .603         1.091          1.694        .619        .005      .624
1994   . . . . . . . . .     12.49         .584        (1.165)         (.581)       .579          --      .579
1995   . . . . . . . . .     11.33         .653         1.387          2.040        .650          --      .650
1996   . . . . . . . . .     12.72         .639         (.161)          .478        .648          --      .648
CLASS B
1/12/95* to 12/31/95  . .    11.42         .529         1.303          1.832        .542          --      .542
1996   . . . . . . . . .     12.71         .563         (.183)          .380        .550          --      .550

MARYLAND  FUND
CLASS A
10/8/90* to 12/31/90  . .   $11.17        $.021         $.189          $.210        $ --       $  --     $  --
1991   . . . . . . . . .     11.38         .628          .287           .915        .615          --      .615
1992   . . . . . . . . .     11.68         .669          .426          1.095        .665          --      .665
1993   . . . . . . . . .     12.11         .653         1.083          1.736        .660        .036      .696
1994   . . . . . . . . .     13.15         .644        (1.373)         (.729)       .651          --      .651
1995   . . . . . . . . .     11.77         .668         1.348          2.016        .666          --      .666
1996   . . . . . . . . .     13.12         .650         (.235)          .415        .655          --      .655
CLASS B
1/12/95*to 12/31/95 . . .    11.85         .561         1.279          1.840        .570          --      .570
1996 . . . . . . . . . .     13.12         .555         (.249)          .306        .556          --      .556


* Commencement of operations of Class A shares or date Class B shares first offered
**    Calculated without sales charges
+     Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------






     $11.13        (1.48)+         $   1,339          --           1.20+        1.03+         .17+               0
      11.70        11.45               6,891          .06          6.12         1.12         5.06               70
      12.21        10.67              12,678          .29          5.97         1.17         5.10               65
      13.14        14.19              21,397          .45          5.20         1.10         4.55               53
      11.79        (5.39)             19,765          .62          5.24         1.19         4.67               98
      13.31        18.77              22,229          .75          5.05         1.15         4.65               68
      13.11         3.34              23,299          .83          4.80         1.16         4.47               55

      13.31        17.06                 299         1.68+         4.12+        2.09+        3.70+              68
      13.11         2.56                 549         1.62          4.01         1.95         3.68               55


     $11.42         6.75+            $   365          --           4.45+        3.32+        1.13+              53
      12.49        15.16               1,469          .13          4.96         1.84         3.24               50
      11.33        (4.69)              2,065          .20          4.99         1.93         3.26               78
      12.72        18.40               3,047          .20          5.41         1.42         4.20               45
      12.55         3.94               3,269          .38          5.17         1.44         4.11               37

      12.71        16.34                  97         1.00+         4.61+        2.22+        3.40+              45
      12.54         3.13                 151         1.19          4.36         2.25         3.30               37


     $11.38         8.08+            $   403          --           1.69+        2.88+       (1.19)+              0
      11.68         8.30               1,543          .05          5.74         1.88         3.92               26
      12.11         9.64               3,575          .20          5.72         1.38         4.55               38
      13.15        14.62               6,643          .45          5.16         1.28         4.33               50
      11.77        (5.59)              6,904          .45          5.27         1.34         4.37               44
      13.12        17.50               8,666          .48          5.32         1.24         4.55               49
      12.88         3.33              10,118          .51          5.10         1.24         4.37               13

      13.12        15.82                 423         1.38+         4.42+        2.19+        3.61+              49
      12.87         2.45               1,021         1.31          4.30         2.05         3.57               13




--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND

MASSACHUSETTS FUND
CLASS A
1987   . . . . . . . . .  $11.13        $.533       $(1.143)         $(.610)     $.510       $  --     $.510
1988   . . . . . . . . .   10.01         .753          .547           1.300       .770          --      .770
1989   . . . . . . . . .   10.54         .725          .345           1.070       .730          --      .730
1990   . . . . . . . . .   10.88         .748         (.038)           .710       .750          --      .750
1991   . . . . . . . . .   10.84         .732          .468           1.200       .730          --      .730
1992   . . . . . . . . .   11.31         .687          .399           1.086       .676        .010      .686
1993   . . . . . . . . .   11.71         .653          .716           1.369       .660        .139      .799
1994   . . . . . . . . .   12.28         .627        (1.267)          (.640)      .630          --      .630
1995   . . . . . . . . .   11.01         .612         1.227           1.839       .613        .016      .629
1996   . . . . . . . . .   12.22         .603         (.256)           .347       .602        .045      .647
CLASS B
1/12/95*to 12/31/95 . .    11.09         .508         1.155           1.663       .527        .016      .543
1996 . . . . . . . . . .   12.21         .514         (.263)           .251       .506        .045      .551

NEW JERSEY  FUND
CLASS A
9/13/88* to 12/31/92   .  $11.13        $.083       $  .117         $  .200      $  --       $  --     $  --
1989   . . . . . . . . .   11.33         .797          .373           1.170       .770          --      .770
1990   . . . . . . . . .   11.73         .787          .013            .800       .800          --      .800
1991   . . . . . . . . .   11.73         .762          .548           1.310       .750          --      .750
1992   . . . . . . . . .   12.29         .716          .439           1.155       .716        .059      .775
1993   . . . . . . . . .   12.67         .680          .947           1.627       .684        .103      .787
1994   . . . . . . . . .   13.51         .659        (1.448)          (.789)      .661          --      .661
1995   . . . . . . . . .   12.06         .648         1.291           1.939       .652        .097      .749
1996   . . . . . . . . .   13.25         .636         (.245)           .391       .636        .015      .651
CLASS B
1/12/95* to 12/31/95  .    12.14         .526         1.199           1.725       .528        .097      .625
1996   . . . . . . . . .   13.24         .533         (.253)           .280       .535        .015      .550



* Commencement of operations of Class A shares or date Class B shares first offered
**    Calculated without sales charges
+     Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------






     $10.01         5.43              $1,595          .05          6.32         1.13         5.24               16
      10.54        13.40               2,901          .10          7.33         1.29         6.14               31
      10.88        10.43               8,292          .10          6.78         1.03         5.85               11
      10.84         6.85              12,760          .06          7.01          .99         6.09               22
      11.31        11.45              17,608          .28          6.66          .99         5.94                4
      11.71         9.90              20,067          .70          5.99         1.17         5.52               28
      12.28        11.93              23,653          .90          5.37         1.15         5.12               32
      11.01        (5.30)             20,838          .95          5.45         1.20         5.20               64
      12.22        17.07              23,180          .90          5.22         1.15         4.97               40
      11.92         2.99              22,543          .86          5.08         1.18         4.76               45

      12.21        15.28                 314         1.76+         4.36+        2.01+        4.10+              40
      11.91         2.16                 519         1.66          4.28         1.98         3.96               45



     $11.33         5.96+           $  2,148          --           4.95+         .95+        3.99+               0
      11.73        10.61              17,380          .03          6.82          .92         5.93               10
      11.73         7.10              30,686          .10          6.93          .91         6.12               16
      12.29        11.52              42,475          .44          6.38          .98         5.84               22
      12.67         9.74              54,372          .78          5.76         1.13         5.41               42
      13.51        13.09              64,558          .96          5.12         1.11         4.97               44
      12.06        (5.91)             55,379          .99          5.21         1.14         5.06               60
      13.25        16.41              59,153          .99          5.06         1.14         4.91               30
      12.99         3.09              58,823          .98          4.92         1.13         4.77               35

      13.24        14.45                 957         1.81+         4.24+        1.97+        4.08+              30
      12.97         2.22               1,603         1.78          4.12         1.93         3.97               35



--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
  INSURED TAX FREE FUND

NORTH CAROLINA FUND
CLASS A
5/4/92* to 12/31/92   . .   $11.17        $.272         $.188          $.460       $.260       $  --     $.260
1993   . . . . . . . . .     11.37         .595          .962          1.557        .604        .043      .647
1994   . . . . . . . . .     12.28         .594        (1.380)         (.786)       .594          --      .594
1995   . . . . . . . . .     10.90         .608         1.391          1.999        .609          --      .609
1996   . . . . . . . . .     12.29         .590         (.159)          .431        .591          --      .591
CLASS B
1/12/95*to 12/31/95 . . .    10.99         .492         1.307          1.799        .499          --      .499
1996 . . . . . . . . . .     12.29         .496         (.161)          .335        .495          --      .495

PENNSYLVANIA  FUND
CLASS A
4/30/90* to 12/31/90  . .   $11.17        $.296         $.214          $.510       $.270       $  --     $.270
1991   . . . . . . . . .     11.41         .714          .429          1.143        .695        .008      .703
1992   . . . . . . . . .     11.85         .699          .427          1.126        .716          --      .716
1993   . . . . . . . . .     12.26         .667         1.048          1.715        .663        .152      .815
1994   . . . . . . . . .     13.16         .627        (1.447)         (.820)       .630          --      .630
1995   . . . . . . . . .     11.71         .638         1.463          2.101        .635        .036      .671
1996   . . . . . . . . .     13.14         .622         (.197)          .425        .627        .028      .655
CLASS B
1/12/95* to 12/31/95   .     11.81         .539         1.376          1.915        .549        .036      .585
1996   . . . . . . . . .     13.14         .529         (.201)          .328        .530        .028      .558

VIRGINIA FUND
CLASS A
4/30/90* to 12/31/90  . .   $11.17        $.320         $.080          $.400       $.300       $  --     $.300
1991   . . . . . . . . .     11.27         .715          .523          1.238        .690        .018      .708
1992   . . . . . . . . .     11.80         .683          .481          1.164        .702        .032      .734
1993   . . . . . . . . .     12.23         .636          .915          1.551        .639        .082      .721
1994   . . . . . . . . .     13.06         .611        (1.383)         (.772)       .608          --      .608
1995   . . . . . . . . .     11.68         .625         1.370          1.995        .629        .036      .665
1996   . . . . . . . . .     13.01         .626         (.195)          .431        .624        .067      .691
CLASS B
1/12/95*to 12/31/95 . . .    11.76         .510         1.286          1.796        .520        .036      .556
1996 . . . . . . . . . .     13.00         .525         (.194)          .331        .524        .067      .591


* Commencement of operations of Class A shares or date Class B shares first offered
**    Calculated without sales charges
+     Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from commencement of operations of each of the Funds of the First Investors Multi-State Tax Free Fund through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------





     $11.37         6.21+             $1,084            --         4.53+        2.20+        2.33+              10
      12.28        13.98               3,883           .13         4.99         1.28         3.83               32
      10.90        (6.45)              3,872           .20         5.22         1.44         3.99               61
      12.29        18.72               4,984           .20         5.18         1.36         4.03               76
      12.13         3.68               5,822           .38         4.94         1.31         4.02               43

      12.29        16.65                  75          1.00+        4.38+        2.16+        3.23+              76
      12.13         2.85                 134          1.20         4.12         2.12         3.20               43


     $11.41         6.88+             $6,252           .05+        5.39+        1.05+        4.39+               1
      11.85        10.24              16,118           .29         6.28         1.03         5.54               26
      12.26         9.81              26,036           .56         5.84         1.12         5.28               18
      13.16        14.28              35,514           .79         5.17         1.10         4.86               37
      11.71        (6.31)             33,542           .88         5.11         1.13         4.86               81
      13.14        18.29              39,980           .86         5.07         1.11         4.82               48
      12.91         3.39              42,228           .86         4.86         1.11         4.61               42

      13.14        16.49                 247          1.72+        4.20+        1.98         3.94+              48
      12.91         2.61                 781          1.66         4.06         1.91         3.81               42


     $11.27         5.40+             $3,327           .08+        5.56+        1.22+        4.43+               0
      11.80        11.31               9,756           .13         6.32         1.10         5.36               15
      12.23        10.19              16,507           .56         6.75         1.22         5.09               41
      13.06        12.94              24,684           .81         4.97         1.16         4.62               39
      11.68        (5.97)             22,325           .85         5.01         1.20         4.66               55
      13.01        17.42              25,193           .81         5.01         1.16         4.66               34
      12.75         3.47              21,047           .79         4.93         1.20         4.52               30

      13.00        15.53                 991          1.66+        4.16+        2.02+        3.80+              34
      12.74         2.66               1,166          1.59         4.13         2.00         3.72               30


                                        INVESTMENT OBJECTIVES AND POLICIES

NEW YORK INSURED


      The investment objective of NEW YORK INSURED is to provide a high level of interest income which is exempt from Federal income tax, New York State and New York City personal income taxes and is not a Tax Preference Item. NEW YORK INSURED seeks to achieve its objective by investing at least 80% of its total assets in Municipal Instruments, as defined below, issued by or on behalf of New York State and its municipal governments and by public authorities in New York State, as well as by territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax, New York State and New York City personal income taxes and is not a Tax Preference Item. See "Municipal Instruments."


MULTI-STATE INSURED

      The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from Federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state and is not a Tax Preference Item. Each Fund of Multi-State Insured seeks to achieve its objective by investing at least 80% of its total assets in Municipal Instruments, as defined below, issued by or on behalf of states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax, state and local income taxes in the states for whose residents the particular
Fund  is  established  and  is  not  a  Tax  Preference   Item.  See  "Municipal
Instruments."

GENERAL POLICIES

      Each Fund may invest in zero coupon municipal securities. Each Fund may invest up to 25% of its net assets in securities on a "when-issued" basis, which involves an arrangement whereby delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund. Each Fund also may invest up to 20% of its assets, on a temporary basis, in high quality fixed income obligations, the interest on which is subject to Federal and state or local income taxes. Each Fund also may invest up to 10% of its total assets in municipal obligations on which the rate of interest varies inversely with interest rates on other municipal obligations or an index (commonly referred to as inverse floaters) and may acquire detachable call options relating to municipal bonds. Each Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and invest in repurchase agreements. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for more information regarding these securities.

      Although each Fund generally invests in municipal bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), each Fund may invest up to 5% of its net assets in lower rated municipal bonds or in unrated municipal bonds deemed to be of comparable quality by the Adviser. See "Debt Securities--Risk

Factors."
However, in each instance such municipal bonds will be covered by the insurance feature and thus are considered to be of higher quality than lower rated municipal bonds without an insurance feature. See "Insurance" for a discussion of the insurance feature. The Adviser will carefully evaluate on a case-by-case basis whether to dispose of or retain a municipal bond which has been downgraded in rating subsequent to its purchase by a Fund. A description of municipal bond ratings is contained in Appendix A to the SAI.

      Each Fund may invest more than 25% of its total assets in a particular segment of the municipal bond market, such as hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds and university dormitory bonds, during periods when one or more of these segments offer higher yields and/or profit potential. This possible concentration of the assets of a Fund may result in the Fund being invested in securities which are related in such a way that economic, business, political developments, or other changes which would affect one security would probably likewise affect the other securities within that particular segment of the bond market. Such concentration of a Fund's investments could increase market risks, but risk of non-payment of interest when due, or default on the payment of principal, is covered by the insurance feature of each Fund.

      As used in this Prospectus and in the SAI, "Municipal Instruments" include the following: (1) municipal bonds; (2) private activity bonds or industrial development bonds; (3) certificates of participation ("COPs"); (4) municipal notes; (5) municipal commercial paper; and (6) variable rate demand instruments ("VRDIs").

      Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities. Each Fund's investment objective and certain investment policies set forth in the SAI that are designated fundamental policies may not be changed without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

DESCRIPTION OF CERTAIN SECURITIES, OTHER INVESTMENT POLICIES AND RISK FACTORS

GENERAL MARKET RISK


         In addition to the risks associated with particular types of securities, which are discussed below, the Funds are subject to general market risks. Each Fund invests primarily in Municipal Instruments from a particular state. The market risks associated with Municipal Instruments include the possibility that the value of those instruments held by the Funds will fluctuate with movements in interest rates and changes in the perceived creditworthiness of the issuers of those instruments. Municipal Instruments are likely to decline in value in times of rising interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a Municipal Instrument, the more pronounced is the effect of a change in interest rates on the value of the instrument. The market risks associated with concentrating investments in a particular state include a Fund's increased sensitivity to changes in economic conditions or other circumstances that may weaken the capacity of the issuer to make principal and interest payments. A Fund's yield and net asset value per share can be affected by political and economic developments within a particular state, its public authorities and political subdivisions. In addition, new federal, state and local laws, or changes in existing laws, may adversely affect the tax-exempt status of interest on a Fund's portfolio securities or of the exempt-interest dividends paid by a Fund, extend the time for payment of principal or interest or otherwise constrain enforcement of such obligations.


TYPES OF SECURITIES AND THEIR RISKS

      DEBT SECURITIES--RISK FACTORS. The market value of debt securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases.
Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See Appendix A to the SAI for a description of municipal bond ratings.


      INSURANCE. All municipal bonds in each Fund's portfolio will be insured as to their scheduled payment of principal and interest at the time of purchase either (1) under a Mutual Fund Insurance Policy purchased by NEW YORK INSURED and by Multi-State Insured, on behalf of the Funds, from an independent insurance company; (2) under an insurance policy obtained subsequent to a municipal bond's original issue; or (3) under an insurance policy obtained by the issuer or underwriter of such municipal bond at the time of original issuance. An insured municipal bond in the portfolio of a Fund typically will be covered by only one of the three policies. All three types of insurance policies insure the scheduled payment of all principal and interest on the Funds' municipal bonds as they fall due. The insurance does not guarantee the market value or yield of the insured municipal bonds or the net asset value or yield of the shares of a Fund. Investors should note that while all municipal bonds in which the Funds will invest will be insured, each Fund may invest up to 35% of its total assets in portfolio securities not covered by the insurance feature. Each Tax Free Fund has purchased a Mutual Fund Insurance Policy from AMBAC Indemnity Corporation ("AMBAC"), a Wisconsin stock insurance company with its principal executive offices in New York City. Under certain circumstances, each Tax Free Fund may obtain such insurance from an insurer other than AMBAC, provided such insurer is rated in the top rating category by S&P, Moody's, Fitch Investors Service, Inc. or any recognized statistical rating organization. Because these insurance premiums are paid by each Fund, a Fund's yield is reduced by this expense. See "Insurance" in the SAI for a detailed discussion of the insurance feature.


      INVERSE FLOATERS. Each Fund may invest in derivative securities on which the rate of interest varies inversely with interest rates on similar securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited. The market value of such securities generally is more volatile than that of a fixed rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Each Fund may invest up to 10% of its net assets in inverse floaters.

      MUNICIPAL INSTRUMENTS

           MUNICIPAL BONDS. Municipal bonds are debt obligations that generally are issued to obtain funds for various public purposes and have a time to maturity, at issuance, of more than one year. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue bonds generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields on municipal bonds depend on, among other things, general money market conditions, condition of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issuer. Generally, the value of municipal bonds varies inversely to changes in interest rates. See Appendix A to the SAI for a description of municipal bond ratings.

           PRIVATE ACTIVITY BONDS OR INDUSTRIAL DEVELOPMENT BONDS. Certain types of revenue bonds, referred to as private activity bonds ("PABs") or industrial development bonds ("IDBs"), are issued by or on behalf of public authorities to obtain funds to provide for various privately operated facilities, such as airports or mass transportation facilities. Most PABs and IDBs are pure revenue bonds and are not backed by the taxing power of the issuing agency or authority. See "Taxes" in the SAI for a discussion of special tax consequences to "substantial users," or persons related thereto, of facilities financed by PABs or IDBs.

           CERTIFICATES OF PARTICIPATION. COPs provide participation interests in lease revenues and each certificate represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. In certain states, COPs constitute a majority of new municipal financing issues. The possibility that a municipality will not appropriate funds for lease payments is a risk of investing in COPs, although this risk is mitigated by the fact that each COP will be covered by the insurance feature. See "Certificates of Participation" in the SAI for further information on COPs.

           MUNICIPAL NOTES. Municipal notes which a Fund may purchase will be principally tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. The obligations are sold by an issuer prior to the occurrence of another revenue producing event to bridge a financial gap for such issuer. Municipal notes are usually general obligations of the issuing municipality. Project notes are issued by housing agencies, but are guaranteed by the U.S. Department of Housing and Urban Development and are secured by the full faith and credit of the United States. Such municipal notes must be rated MIG-1 by Moody's or SP-1 by S&P or have insurance through the issuer or an independent insurance company. A description of municipal note ratings is contained in Appendix B to the SAI.

           VARIABLE RATE DEMAND INSTRUMENTS. VRDIs are Municipal Instruments, the interest on which is adjusted periodically, and which allow the holder to demand payment of all unpaid principal plus accrued interest from the issuer. A VRDI that a Fund may purchase will be selected if it meets criteria established and designed by that Tax Free Fund's Board of Directors or Trustees (each, a "Board") to minimize risk to that Fund. In addition, a VRDI must be rated MIG-1 by Moody's or SP-1 by S&P or insured by the issuer or an independent insurance company. There is a recognized after-market for VRDIs.

           VARIABLE RATE AND FLOATING RATE NOTES. Each Fund may invest in variable rate and floating rate notes, which are derivatives, issued by municipalities. Variable rate notes include master demand notes which are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

           The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the right of the Fund to redeem is dependent on the ability of the borrower to pay agencies.

      RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid securities for purposes of this limitation do not include securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, which each Tax Free Fund's Board or the Adviser has determined are liquid under Board-approved guidelines. See the SAI for more information regarding restricted and illiquid securities.

TAXABLE SECURITIES. Each Fund may invest up to 20% of its assets, on a temporary basis, in high quality fixed income obligations, the interest on which is subject to Federal and state or local income taxes. A Fund may, for example, invest the proceeds from the sale of portfolio securities in taxable obligations pending the investment or reinvestment thereof in Municipal Instruments. A Fund may invest in highly liquid taxable obligations in order to avoid the necessity of liquidating portfolio investments to meet redemptions by Fund investors. Each Fund's temporary investments in taxable securities may consist of: (1) obligations of the U.S. Government, its agencies or instrumentalities; (2) other debt securities rated within the highest grade of S&P or Moody's; (3) commercial paper rated in the highest grade by either of such rating services; and (4) certificates of deposit and letters of credit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

STATE SPECIFIC RISK FACTORS

      Most of the securities in which each Fund invests are issued within that Fund's state. Thus, each Fund's yield and share price stability are closely tied to conditions within that state and to the financial conditions of that state, its authorities and municipalities. In addition, economic developments within a single state or region could have a greater impact on a Fund's portfolio than on an investment portfolio composed of securities of more geographically diverse issuers. Each Fund seeks to mitigate these potential risks through careful credit risk analysis and the use of insurance, as previously discussed. Summaries of certain relevant information regarding each state's economy are set forth below. For an expanded discussion, see "State Specific Risk Factors" in the SAI.

      RISK FACTORS FOR THE CONNECTICUT FUND. Connecticut's economy is generally diverse, but concentration in several important sectors, including manufacturing, finance, insurance and real estate, wholesale and retail trade and services, may cause the state's economy to be adversely affected by cyclical changes. The state government derives more than 60% of its revenue from the collection of taxes, the majority of which is comprised of personal income, sales and use, corporation and motor fuel taxes. The state finances a wide array of capital programs and projects through the issuance of general obligation bonds backed by the general taxing authority of the state and special tax obligation bonds backed by a dedicated stream of revenue. Fiscal year 1996 showed a General Fund operating surplus of nearly $250 million, reversing last year's operating deficit. In addition, in fiscal year 1996, the state incurred a deficit in government operations of $191 million, nearly 70% lower than the deficit in fiscal year 1995.

      RISK FACTORS FOR THE FLORIDA FUND. Florida's economy has diversified and has shifted emphasis from resource manufacturing to tourism, other services and trade. Economic developments affecting the service industry, the tourism industry and high-tech manufacturing could have severe effects on the Florida economy. Due to the development of amusement and educational theme parks, the seasonal and cyclical character of Florida's tourist industry has been reduced. However, a decline in the national economy, competition from other tourist destinations, crime and international developments all may affect Florida tourism. While Florida's population growth has traditionally helped its economy to perform above the national average, the rapid population growth experienced by the state in the 1980s has slowed down in the 1990s. Due to the large number of retirees, Florida personal income has generally been insulated from certain national economic effects. A reduction in the number of retirees moving to Florida and an increasing native birthrate may increase the susceptibility of Florida's economy to national economic effects affecting personal income. In addition, the economic well-being of Florida's retirees could be adversely affected by federal entitlement cuts. Various limitations on the State of Florida, its governmental agencies and Florida local governmental agencies, including constitutional and statutory balanced budget requirements, may inhibit the ability of the issuers to repay existing municipal indebtedness and issue additional indebtedness. The value of Florida municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of Federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

      RISK FACTORS FOR THE GEORGIA FUND. The GEORGIA FUND will concentrate its investments in debt obligations of the state of Georgia and guaranteed revenue debt of its instrumentalities (the "Georgia Obligations"). The Georgia Obligations may be adversely affected by economic and political conditions and developments within the state.

      In both economic and demographic arenas, Georgia's growth continues to exceed that of its neighboring Southeastern states, though Georgia's economy has slowed from pre-1996 Olympic Games levels. The unemployment rate in Georgia is currently below the national average.

      While Georgia's immediate financial future appears sound, should the above-mentioned trends slow or reverse themselves, the Georgia economy and state revenues could be adversely affected. There can be no assurance that the events discussed above will not negatively affect the market value of the Georgia Obligations or the ability of either the state or its instrumentalities to pay interest and repay principal on the Georgia Obligations in a timely manner.

      RISK FACTORS FOR THE MARYLAND FUND. Maryland's rate of economic growth has generally been slower in the 1990s than it had been during the 1980s. State revenues in recent years have been sufficient to fund the state's expenditures as well as fund the state's contributions to the Revenue Stabilization Account of the state's Reserve Fund. The Maryland legislature, however, is considering a cut in state income taxes which could in turn lower state revenues. Maryland's constitution requires a balanced budget. While the ratings assigned to Maryland municipal instruments by nationally recognized statistical ratings organizations indicate that Maryland and its principal subdivisions and agencies are overall in satisfactory economic health, there can, of course, be no assurance that this will continue or that particular bond issues may not be adversely affected by changes in state or local economic or political conditions. Maryland tax-free securities include obligations issued by the state of Maryland or its counties, municipalities, authorities, or other subdivisions. The performance of these securities is closely tied to economic and political conditions within the state.

      RISK FACTORS FOR THE MASSACHUSETTS FUND. The Commonwealth of Massachusetts and certain of its cities, towns, counties and other political subdivisions have at certain times in the past experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of such financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In Massachusetts, the tax on personal property and real estate is the principal source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2" an initiative petition adopted by the voters of the Commonwealth of Massachusetts in November 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, and could impair on their obligations. Massachusetts cities and towns also receive substantial local aid from the Commonwealth. The ability of the Commonwealth to pay its obligations and to provide local aid will by affected by, among other things, future social, environmental and economic conditions, many of which are not within the control of the Commonwealth, as well as by questions of legislative policy and the financial condition of the Commonwealth.

      RISK FACTORS FOR THE NEW JERSEY FUND. New Jersey has a diversified economic base consisting of, among others, commerce and service industries, selective commercial agriculture, insurance, tourism, petroleum refining and manufacturing, although New Jersey's manufacturing industry has shown a downward trend in the last few years. New Jersey is a major recipient of Federal assistance. Hence, a decrease in Federal financial assistance may adversely affect New Jersey's financial condition. As a result of high levels of unemployment in the 1970s, New Jersey defaulted on employment benefits in 1974 and received advances from the U.S. Department of Labor in order to continue meeting benefit obligations. In the early 1980s New Jersey's trust fund for unemployment insurance was bankrupt and until 1984 the trust fund was subject to a Federal penalty surtax. While New Jersey's economic base has become more diversified over time and thus its economy appears to be less vulnerable during recessionary periods, a recurrence of high levels of unemployment could adversely affect New Jersey's overall economy and its ability to meet its financial obligations. New Jersey law requires a municipality to maintain a balanced budget and generally to restrict increases of certain appropriations, excluding debt service, to the lesser of a certain price index or 5% annually. Maintaining a balanced budget may adversely affect a municipality's ability to repay its obligations. The value of New Jersey obligations may also be affected by general conditions in the money markets or the municipal bond markets, the levels of Federal and New Jersey income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue and perceptions with respect to the level of interest rates.

      RISK FACTORS FOR NEW YORK INSURED. NEW YORK INSURED'S performance is closely tied to conditions within the State and its public authorities and municipalities, particularly The City of New York (the "City"). The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions used to project the ongoing condition of the State. There can be no assurance that the State economy will not experience results that are worse than presently predicted, with corresponding material and adverse effects on the State's financial projections. To the extent the State experiences economic difficulties, its ability to assist its public authorities and subdivisions is impaired. Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in the State. Risks include either a financial market or broader economic "correction." Potential changes to federal tax law could alter the federal definitions of income on which many State taxes rely. Significant federal disallowances or other actions could also affect State finances. An additional risk arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. Debt service on outstanding obligations of the State's public authorities is normally paid out of revenues generated by the public authorities' projects, such as fares, user fees, bridge and tunnel tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided special financial assistance, in some cases on a recurring basis, to certain public authorities for operating and other expenses, and for debt service pursuant to moral obligations indebtedness provisions or otherwise. Some public authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. For example, the Metropolitan Transportation Authority receives the bulk of this money in order to carry out mass transit and commuter services. Failure of the State to appropriate necessary amounts or to take other action to permit the public authorities to meet their obligations could result in a default by one or more of the public authorities. If a default were to occur, it would likely have a significant adverse effect on the market price of obligations of the State and its public authorities. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. Although the City has balanced its budget since 1981, estimates of the City's future revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. The City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from the State. The State could be affected by the ability of the City to market its securities successfully in the public credit markets. There are also outstanding claims against the City and other localities in the State. Fiscal difficulties in localities in the State, other than the City, particularly in the cities of Yonkers and Troy, may also have an impact the State.


         RISK FACTORS FOR THE NORTH CAROLINA FUND. The economic profile of the State consists of a combination of industry, agriculture and tourism. The labor force has undergone significant changes during recent years. The State has moved from a predominantly agricultural economy to a service and goods producing economy. The majority of non-agricultural employment is spread among manufacturing, retail trade, services and the government sector. In North Carolina the issuance of municipal debt is overseen by the North Carolina Local Government Commission. This Commission handles the approval, sale and delivery of all local bonds and notes issued in North Carolina and monitors fiscal accounting standards prescribed by the Local Government Budget and Fiscal Control Act. No unit of local government can incur bonded indebtedness without the Commission's prior approval. If approved, the obligations are sold by the Commission on a sealed bid basis. The Commission then monitors the local unit's debt service through a system of monthly reports. Over the past twenty years, North Carolina state debt obligations have maintained ratings of Aaa by Moody's and AAA by S&P. North Carolina state and municipal securities may be adversely affected by economic and political conditions and developments within the State of North Carolina. The North Carolina Constitution requires a balanced budget, and the State has not realized any revenue shortfalls in recent years. The State has realized budgetary credit balances in the last several years; however, during the 1989-90 and 1990-91 fiscal years, the State realized revenue shortfalls requiring the Governor and General Assembly to mandate significant spending constraints to fulfill the constitutional requirement of a balanced budget. Therefore, there is no guarantee that budgetary credit balances will continue to be realized in future periods.


      RISK FACTORS FOR THE PENNSYLVANIA FUND. Pennsylvania's economy is based on a mixture of manufacturing, mining, trade, medical and health services, education and financial institutions. Pennsylvania's continued dependence on manufacturing, mining, steel and coal, however, has made the state vulnerable to cyclical fluctuations, foreign imports and environmental concerns. Pennsylvania's population and per capita income have been increasing slightly over the past five years, and it's employment and unemployment rates have generally not been significantly different over the past five years from that of the United States. Pennsylvania is engaged in certain litigation matters which are described briefly in the SAI.

      RISK FACTORS FOR THE VIRGINIA FUND. Virginia's economy is based primarily on manufacturing, the government and service sectors, agriculture, mining and tourism, and unemployment rates are typically below the national average. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse sources of revenue. The 1996-98 biennium budget for the Commonwealth forecasts slow economic growth in the Commonwealth due to the State's economy continuing to experience the effects of a reduced defense program and downsizing of the federal government. While Virginia's year-to-year changes in personal income exceeded those of the United States in the 1980s, the state and nation have grown at similar rates more recently, with Virginia's real growth rate more than a percentage point less than the national rate over the last two quarters of last year. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet certain short-term needs, to finance capital projects and, under less stringent restriction, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects. General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are payable only from revenues from the particular project or projects involved. Securities held in the VIRGINIA FUND that are not general obligations of the Commonwealth may be subject to economic risks or uncertainties peculiar to the issuers of such securities or the sources from which they are to be paid.


      GENERAL. There can be no assurances that future national, regional or state-wide economic developments will not adversely affect the market value of Municipal Instruments held by a Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations. In addition, there can be no assurances that future court decisions or legislative actions will not affect the ability of the issuer of a Municipal Instrument to repay its obligations or the tax status of a Fund's distributions relating to investments in Municipal Instruments.

                           ALTERNATIVE PURCHASE PLANS

      Each Fund has two classes of shares, Class A and Class B, which represent interests in the same portfolio of securities and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class (i) is subject to a different sales charge and bears its separate distribution and certain other class expenses; (ii) has exclusive voting rights with respect to matters affecting only that class; and (iii) has different exchange privileges.

      CLASS A SHARES. Class A shares are sold with an initial sales charge of up to 6.25% of the offering price with discounts available for volume purchases. Class A shares pay a 12b-1 fee at the annual rate of 0.30% of each Fund's average daily net assets attributable to Class A shares, of which no more than 0.25% may be paid as a service fee and the balance thereof paid as an asset-based sales charge. The initial sales charge is waived for certain purchases and a contingent deferred sales charge ("CDSC") may be imposed on such purchases. See "How to Buy Shares."

      CLASS B SHARES. Class B shares are sold without an initial sales charge, but are generally subject to a CDSC which declines in steps from 4% to 0% during a six-year period and bear a higher 12b-1 fee than Class A shares. Class B shares pay a 12b-1 fee at the annual rate of 1.00% of each Fund's average daily net assets attributable to Class B shares, of which no more than 0.25% may be paid as a service fee and the balance thereof paid as an asset-based sales charge. Class B shares automatically convert into Class A shares after eight years. See "How to Buy Shares."

      FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which alternative is most suitable, an investor should consider several factors, as discussed below. Regardless of whether an investor purchases Class A or Class B shares, your Representative, as defined under "How to Buy Shares," receives compensation for selling shares of a Fund, which may differ for each class.

      The principal advantages of purchasing Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges which are not offered to Class B shareholders. If an investor plans to make a substantial investment, the sales charge on Class A shares may either be lower due to the reduced sales charges available on volume purchases of Class A shares or waived for certain eligible purchasers. Because of the reduced sales charge available on quantity purchases of Class A shares, it is recommended that investments of $250,000 or more be made in Class A shares. Investments in excess of $1,000,000 will only be accepted as purchases of Class A shares. Distributions paid by each Fund with respect to Class A shares will also generally be greater than those paid with respect to Class B shares because expenses attributable to Class A shares will generally be lower.

      The principal advantage of purchasing Class B shares is that, since no initial sales charge is paid, all of an investor's money is put to work from the outset. Furthermore, although any investment in a Fund should only be viewed as a long-term investment, if a redemption must be made soon after purchase, an investor will pay a lower sales charge than if Class A shares had been purchased. Conversely, because Class B shares are subject to a higher asset-based sales charge, long-term Class B shareholders may pay more in asset-based sales charges than the economic equivalent of the maximum sales charge on Class A shares. The automatic conversion of Class B shares into Class A shares after eight years is designed to reduce the probability of this occurring.

                                HOW TO BUY SHARES

      You may buy shares of a Fund through a First Investors registered representative ("FIC Representative") or through a registered representative ("Dealer Representative") of an unaffiliated broker-dealer ("Dealer") which is authorized to sell shares of a Fund. Your FIC Representative or Dealer Representative (each, a "Representative") may help you complete and submit an application to open an account with a Fund. Certain accounts may require additional documentation. Applications accompanied by checks drawn on U.S. banks made payable to "FIC" and received in FIC's Woodbridge offices by the close of regular trading on the NYSE, generally 4:00 P.M. (New York

City time), will be processed and shares will be purchased at the public offering price determined at the close of regular trading on the NYSE on that day. Orders received by Representatives before the close of regular trading on the NYSE and received by FIC at their Woodbridge offices before the close of its business day, generally 5:00 P.M. (New York City time), will be executed at the public offering price determined at the close of regular trading on the NYSE on that day. It is the responsibility of Representatives to promptly transmit orders they receive to FIC. The "public offering price" is the net asset value plus the applicable sales charge for Class A shares and the net asset value for Class B shares. For a discussion of pricing practices when FIC's Woodbridge offices are unable to open for business due to an emergency, see the SAI. Each Fund reserves the right to reject any application or order for its shares for any reason and to suspend the offering of its shares.

      WHEN YOU OPEN A FUND ACCOUNT, YOU MUST SPECIFY WHICH CLASS OF SHARES YOU WISH TO PURCHASE. If you do not specify which class of shares you wish to purchase, your order will be processed according to procedures established by FIC. For more information, see the SAI.

      INITIAL INVESTMENT IN A FUND. You may open a Fund account with as little as $1,000. This account minimum is waived if you open an account for a particular class of shares through a full exchange of shares of the same class of another "Eligible Fund," as defined below. Class A share accounts opened through an exchange of shares from First Investors Cash Management Fund, Inc. or First Investors Tax-Exempt Money Market Fund, Inc. (collectively, "Money Market Funds") may be subject to an initial sales charge. Automatic investment plans allow you to open an account with as little as $50, provided you invest at least $600 a year. See "Systematic Investing."

      ADDITIONAL PURCHASES. After you make your first investment in a Fund, you may purchase additional shares of a Fund by mailing a check made payable to FIC, directly to First Investors Corporation, 581 Main Street, Woodbridge, NJ 07095-1198, Attn: Dept. CP. Include your account number on the face of the check. There is no minimum on additional purchases of Fund shares.

      ELIGIBLE FUNDS. With respect to certain shareholder privileges noted in this Prospectus and the SAI, each fund in the First Investors family of funds, except as noted below, is an "Eligible Fund" (collectively, "Eligible Funds"). First Investors Special Bond Fund, Inc., First Investors Life Series Fund and First Investors U.S. Government Plus Fund are not Eligible Funds. The Money Market Funds, unless otherwise noted, are not Eligible Funds. The funds of Executive Investors Trust ("Executive Investors") are Eligible Funds provided the shares of any such fund either have been (a) acquired through an exchange from an Eligible Fund which imposes a maximum sales charge of 6.25%, or (b) held for at least one year from their date of purchase.

      SYSTEMATIC INVESTING. Shareholders who have an account with a U.S. bank, or other financial institution that is an Automated Clearing House member, may arrange for automatic investments in a Fund on a systematic basis through First Investors Money Line and through automatic payroll investments. You may also elect to invest in Class A or Class B shares of a Fund at net asset value all the cash distributions or Systematic Withdrawal Plan payments from the same class of shares of an existing account in another Eligible Fund. If you wish to participate in any of these systematic investment plans, please call Shareholder Services at 1-800-423-4026 or see the SAI.

      FUND/SERV PURCHASES. If there is a Dealer of record on your Fund account, the Fund is authorized to execute electronic purchase orders received directly from this Dealer. Electronic purchase orders may be processed through the services of the National Securities Clearing Corp. ("NSCC") "Fund/SERV" system. Purchase orders received by a Dealer before the close of regular trading on the NYSE and received by FIC at its Woodbridge offices in accordance with NSCC rules and procedures will be executed at the net asset value, plus any applicable sales charge, determined at the close of regular trading on the NYSE on that day. It is the responsibility of the Dealer to transmit purchase orders to FIC promptly and accurately. FIC will not be liable for any change in the purchase price due to the failure of FIC to receive such purchase orders. Any such disputes must be settled between you and the Dealer.

      CLASS A SHARES. Class A shares of each Fund are sold at the public offering price, which will vary with the size of the purchase, as shown in the following table:

                                    SALES CHARGE AS % OF        CONCESSION TO
                                 OFFERING        NET AMOUNT     DEALERS AS % OF
AMOUNT OF INVESTMENT               PRICE          INVESTED      OFFERING PRICE
--------------------             ---------     ------------    ---------------
Less than $25,000...............   6.25%            6.67%            5.13%
$25,000 but under $50,000.......   5.75             6.10             4.72
$50,000 but under $100,000......   5.50             5.82             4.51
$100,000 but under $250,000.....   4.50             4.71             3.69
$250,000 but under $500,000.....   3.50             3.63             2.87
$500,000 but under $1,000,000...   2.50             2.56             2.05

      There is no sales charge on transactions of $1 million or more. Additionally, there is no sales charge on purchases that qualify for the Cumulative Purchase Privilege if they total at least $1 million or on purchases made pursuant to a Letter of Intent in the minimum amount of $1 million. The
Underwriter will pay from its own resources a sales commission to FIC Representatives and a concession equal to 0.90% of the amount invested to Dealers on such purchases. If shares are redeemed within 24 months of purchase a CDSC of 1.00% will be deducted from the redemption proceeds. The CDSC will be applied in the same manner as the CDSC on Class B shares. See "Class B Shares."

      CUMULATIVE PURCHASE PRIVILEGE AND LETTERS OF INTENT. You may purchase Class A shares of a Fund at a reduced sales charge through the Cumulative Purchase Privilege or by executing a Letter of Intent. For more information, see the SAI, call your Representative or call Shareholder Services at 1-800-423-4026.

      WAIVERS OF CLASS A SALES CHARGES. Sales charges on Class A shares do not apply to: (1) any purchase by an officer, trustee, director or employee (who has completed the introductory employment period) of the Tax Free Funds, the Underwriter, the Adviser, or their affiliates, by a Representative, or by the spouse, or by the children and grandchildren under the age of 21 of any such person; (2) any purchase by a former officer, trustee, director or employee of the Tax Free Funds, the Underwriter, the Adviser, or their affiliates, or by a former FIC Representative; provided they had acted as such for at least five years and had retired or otherwise terminated the relationship in good standing;
(3) any reinvestment of the loan repayments by a participant in a loan program of any First Investors sponsored qualified retirement plan; and (4) a purchase with proceeds from the liquidation of a First Investors Life Variable Annuity Fund A contract or a First Investors

Life Variable Annuity Fund C contract during the one-year period preceding the maturity date of the contract.

      Additionally, policyholders of participating life insurance policies issued by First Investors Life Insurance Company ("FIL"), an affiliate of the Adviser and Underwriter, may elect to invest dividends earned on such policies in Class A shares of a Fund at net asset value, provided the annual dividend is at least $50 and the policyholder has an existing account with the Fund.

      Holders of certain unit trusts ("Unitholders") who have elected to invest the entire amount of cash distributions from either principal, interest income or capital gains or any combination thereof ("Unit Distributions") from the following trusts may invest such Unit Distributions in Class A shares of a Fund at a reduced sales charge. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merritt Inc. (the "New York Trust"); Unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc.; and Unitholders of various series of the Municipal Insured National Trust, J.C. Bradford & Co. as agent, may purchase Class A shares of a Fund with Unit Distributions at an offering price which is the net asset value per share plus a sales charge of 1.5%. Unitholders of various series of tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may purchase Class A shares of a Fund with Unit Distributions at an offering price which is the net asset value per share plus a sales charge of 1.0%. Each Fund's initial minimum investment requirement is waived for purchases of Class A shares with Unit Distributions. Shares of a Fund purchased by Unitholders may be exchanged for Class A shares of any Eligible Fund subject to the terms and conditions set forth under "How to Exchange Shares."

      CLASS B SHARES. The public offering price of Class B shares of each Fund is the next determined net asset value, with no initial sales charge imposed. A CDSC, however, is imposed upon most redemptions of Class B shares at the rates set forth below:

                                            CONTINGENT DEFERRED SALES CHARGE
         YEAR SINCE PURCHASE               AS A PERCENTAGE OF DOLLARS INVESTED
            PAYMENT MADE                          OR REDEMPTION PROCEEDS

      First.............................                  4%
      Second............................                  4
      Third.............................                  3
      Fourth............................                  3
      Fifth.............................                  2
      Sixth.............................                  1
      Seventh and thereafter............                  0

      The CDSC will not be imposed on (1) the redemption of Class B shares acquired as dividends or other distributions, or (2) any increase in the net asset value of redeemed shares above their initial purchase price (in other words, the CDSC will be imposed on the lower of net asset value or purchase price). In determining whether a CDSC is payable on any redemption, it will be assumed that the redemption is made first of any Class B shares acquired as dividends or distributions, second of Class B shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares and finally of Class B shares held longest during the period of time that a CDSC is applicable to such shares. This will result in you paying the lowest possible CDSC.

      As an example, assume an investor purchased 100 shares of Class B shares at $10 per share for a total cost of $1,000 and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares as dividends. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC charge because redemptions are first made of shares acquired through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4.00% (the applicable rate in the second year after purchase).

      For purposes of determining the CDSC on Class B shares, all purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The holding period of Class B shares acquired through an exchange with another Eligible Fund will be calculated from the first business day of the month that the Class B shares were initially acquired in the other Eligible Fund. The amount of any CDSC will be paid to FIC. The CDSC imposed on the purchase of Class B shares will be waived under certain circumstances. See "Waivers of CDSC on Class B Shares" in the SAI.

      CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares approximately eight years after the date of purchase, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month following the month in which the eighth anniversary of the purchase of the Class B shares occurs. If a shareholder effects one or more exchanges between Class B shares of the Eligible Funds during the eight-year period, the holding period for the shares so exchanged will commence upon the date of the purchase of the original shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted. See "Determination of Net Asset Value."

      GENERAL. The Underwriter may at times agree to reallow to Dealers up to an additional 0.25% of the dollar amount of shares of the Funds and/or certain other First Investors Funds sold by such Dealers during a specific period of time. From time to time, the Underwriter also will pay, through additional reallowances or other sources, a bonus or other compensation to Dealers that employ a Dealer Representative who sells a minimum dollar amount of the shares of the Funds and/or certain other First Investors Funds during a specific period of time. Such bonus or other compensation may take the form of reimbursement of certain seminar expenses, co-operative advertising, or payment for travel expenses, including lodging incurred in connection with trips taken by qualifying Dealer Representatives to the Underwriter's principal office in New York City. FIC Representatives generally are more highly compensated for sales of First Investors mutual funds than for sales of other mutual funds.

                             HOW TO EXCHANGE SHARES

      Should your investment needs change, you may exchange, at net asset value, shares of a Fund for shares of any Eligible Fund, including the Money Market Funds. In addition, Class A shares of a Fund may be exchanged at net asset value for units of any single payment plan ("plan") sponsored by the Underwriter. SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS OF ANOTHER FUND. Exchanges can only be made into accounts registered to identical owners. If your exchange is into a new account, it must meet the minimum investment and other requirements of the fund or plan into which the exchange is being made. Additionally, the fund or plan must be available for sale in the state where you reside. Before exchanging Fund shares for shares of another fund or plan, you should read the Prospectus of the fund or plan into which the exchange is to be made. You may obtain Prospectuses and information with respect to which funds or plans qualify for the exchange privilege free of charge by calling Shareholder Services at 1-800-423-4026. Exchange requests received in "good order," as defined below, by the Transfer Agent before the close of regular trading on the NYSE will be processed at the net asset value determined as of the close of regular trading on the NYSE on that day; exchange requests received after that time will be processed on the following trading day.

      EXCHANGES BY MAIL. To exchange shares by mail, you should mail requests to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. Shares will be exchanged after the request is received in "good order" by the Transfer Agent. "Good order" means that an exchange request must include: (1) the names of the funds, account number(s), the dollar amount, number of shares or percentage of the account you wish to exchange; (2) share certificates, if issued; (3) the signature of all registered owners exactly as the account is registered; and (4) signature guarantees, if required (see "How to Redeem Shares-Signature Guarantees"). If the request is not in good order or information is missing, the Transfer Agent will seek additional information from you and process the exchange on the day it receives such information. Certain account registrations may require additional legal documentation in order to exchange. To review these requirements, please call Shareholder Services at 1-800-423-4026.

      EXCHANGES BY TELEPHONE.  See "Telephone Transactions."

      ADDITIONAL EXCHANGE INFORMATION. Exchanges should be made for investment purposes only. A pattern of frequent exchanges may be contrary to the best interests of a Fund's other shareholders. Accordingly, each Fund has the right, at its sole discretion, to limit the amount of an exchange, reject any exchange, or, upon 60 days' notice, materially modify or discontinue the exchange privilege. Each Fund will consider all relevant factors in determining whether a particular frequency of exchanges is contrary to the best interests of the Fund and/or a class of the Fund and its other shareholders. Any such restriction will be made by a Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.

                              HOW TO REDEEM SHARES

      You may redeem your Fund shares at the next determined net asset value, less any applicable CDSC, on any day the NYSE is open, directly through the Transfer Agent. Your Representative may help you with this transaction. Shares may be redeemed by mail or telephone. Certain account registrations may require additional legal documentation in order to redeem. Redemption requests received in "good order" by the Transfer Agent before the close of regular trading on the NYSE, will be processed at the net asset value, less any applicable CDSC, determined as of the close of regular trading on the NYSE on that day. Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen days. For a discussion of pricing practices when FIC's Woodbridge offices are unable to open due to an emergency, see the SAI.

      REDEMPTIONS BY MAIL. Written redemption requests should be mailed to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. For your redemption request to be in good order, you must include:
(1) the name of the Fund; (2) your account number; (3) the dollar amount, number of shares or percentage of the account you want redeemed; (4) share certificates, if issued; (5) the original signatures of all registered owners exactly as the account is registered; and (6) signature guarantees, if required. If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information. To review these requirements, please call Shareholder Services at 1-800-423-4026.

      SIGNATURE GUARANTEES. In order to protect you, the Funds and their agents, each Fund reserves the right to require signature guarantees in order to process certain exchange or redemption requests. See the SAI or call Shareholder Services at 1-800-423-4026 for instances when signature guarantees are required.

      REDEMPTIONS BY TELEPHONE.  See "Telephone Transactions."


      ELECTRONIC FUND TRANSFER. Shareholders who have established Electronic Fund Transfer may have redemption proceeds electronically transferred to a predesignated bank account. Each Fund has the right, at its sole discretion, to limit or terminate your ability to exercise the electronic fund transfer privilege at any time. For additional information, see the SAI. Applications to establish Electronic Fund Transfer are available from your FIC Representative or by calling Shareholder Services at 1-800-423-4026.

      FUND/SERV REDEMPTIONS. If there is a Dealer of record on your Fund account, the Fund is authorized to execute electronic redemption requests received directly from this Dealer. Electronic requests may be processed through the services of the NSCC "Fund/SERV" system. Redemption requests received by a Dealer before the close of regular trading on the NYSE and received by FIC at its Woodbridge offices in accordance with NSCC rules and procedures will be executed at the net asset value, less any applicable sales charge, determined at the close of regular trading on the NYSE on that day. It is the responsibility of the Dealer to transmit redemption requests to FIC promptly and accurately. FIC will not be liable for any change in the redemption price due to the failure of FIC to receive such redemption requests. Any such disputes must be settled between you and the Dealer.


      SYSTEMATIC WITHDRAWAL PLAN. If you own noncertificated shares, you may set up a plan for redemptions to be made automatically at regular intervals. See the SAI for more information on the Systematic Withdrawal Plan or call Shareholder Services at 1-800-423-4026.

      REINVESTMENT AFTER REDEMPTION. If you redeem Class A or Class B shares in your Fund account, you can reinvest within six months from the date of redemption all or any part of the proceeds in shares of the same class of the same Fund or any other Eligible Fund, including the Money Market Funds, at net asset value, on the date the Transfer Agent receives your purchase request. For more information on the reinvestment privilege, please see the SAI or call Shareholder Services at 1-800-423-4026.

      REPURCHASE THROUGH UNDERWRITER. You may redeem Fund shares through a Dealer. In this event, the Underwriter, acting as agent for each Fund, will offer to repurchase or accept an offer to sell such shares at a price equal to the net asset value next determined after the making of such offer, less any applicable CDSC. The Dealer may charge you an added commission for handling any redemption transaction.

      REDEMPTION OF LOW BALANCE ACCOUNTS. Because each Fund incurs certain fixed costs in maintaining shareholder accounts, each Fund may redeem without your consent, on at least 60 days' prior written notice (which may appear on your account statement), any Fund account of Class A or Class B shares which has a net asset value of less than $500. To avoid such redemption, you may, during such 60-day period, purchase additional Fund shares of the same class so as to increase your account balance to the required minimum. There will be no CDSC imposed on such redemptions of Class B shares. A Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value. Accounts established under a Systematic Investment Plan that have been discontinued prior to meeting the $1,000 minimum are subject to this policy.

      Additional information concerning how to redeem shares of a Fund is available upon request to your Representative or Shareholder Services at 1-800-423-4026.

                             TELEPHONE TRANSACTIONS

      Unless you specifically decline to have telephone privileges, you, or any person who we reasonably believe is authorized to act on your behalf, may redeem or exchange noncertificated shares of a Fund by calling the Special Services Department at 1-800-342-6221 weekdays (except holidays) between 9:00 A.M. and 5:00 P.M. (New York City time). Certain accounts, however, are required to complete additional documents in order to activate telephone privileges. Exchange or redemption requests received before the close of regular trading on the NYSE will be processed at the net asset value, less any applicable CDSC, determined as of the close of business on that day. For more information on telephone privileges, please call Shareholder Services at 1-800-423-4026 or see the SAI.

      TELEPHONE EXCHANGES. Exchange requests may be made by telephone (for shares held on deposit only). Telephone exchanges to Money Market Funds are not available if your address of record has changed within 60 days prior to the exchange request.

      TELEPHONE REDEMPTIONS. The telephone redemption privilege may be used provided: (1) the redemption proceeds are being mailed to the address of record or to a predesignated bank account; (2) your address of record has not changed within the past 60 days; (3) the shares to be redeemed have not been issued in certificate form; (4) each redemption does not exceed $50,000; and (5) the proceeds of the redemption, together with all redemptions made from the account during the prior

30-day period, do not exceed $100,000. TELEPHONE REDEMPTION INSTRUCTIONS WILL BE ACCEPTED FROM ANY ONE OWNER OR AUTHORIZED INDIVIDUAL.

      ADDITIONAL INFORMATION. The Tax Free Funds, the Adviser, the Underwriter and their officers, trustees, directors and employees will not be liable for any loss, damage, cost or expense arising out of any instruction (or any interpretation of such instruction) received by telephone or which they reasonably believe to be authentic. This policy places the entire risk of loss for unauthorized or fraudulent transactions on the shareholder, except that if the above-referenced parties do not follow reasonable procedures, some or all of them may be liable for any such losses. For more information on telephone transactions see the SAI. The Tax Free Funds have the right, at their sole discretion, upon 60 days' notice, to materially modify or discontinue the telephone exchange and redemption privilege. During times of drastic economic or market changes, telephone exchanges or redemptions may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, your exchange or redemption request may be made by regular or express mail, and it will be implemented at the next determined net asset value, less any applicable CDSC, following receipt by the Transfer Agent.

                                                    MANAGEMENT

      BOARD OF DIRECTORS OR TRUSTEES. Each Tax Free Fund's Board, as part of its overall management responsibility, oversees various organizations responsible for the applicable Fund's day-to-day management.

      ADVISER. First Investors Management Company, Inc. supervises and manages each Fund's investments, determines each Fund's portfolio transactions and supervises all aspects of each Fund's operations. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. The Adviser presently acts as investment adviser to 14 mutual funds. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of FIC and the Transfer Agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


      As compensation for its services, the Adviser receives an annual fee from each of the Funds, which is payable monthly. For the fiscal year ended December 31, 1996, NEW YORK INSURED paid 0.75% of its average daily net assets in advisory fees. For the fiscal year ended December 31, 1996, the advisory fees paid by each Fund of Multi-State Insured, as a percentage of such Fund's average daily net assets, net of waivers, were as follows: CONNECTICUT FUND - 0.47%; FLORIDA FUND - 0.46%; GEORGIA FUND - 0.15%; MARYLAND FUND - 0.23%; MASSACHUSETTS FUND - 0.50%; NEW JERSEY FUND - 0.60%; NORTH CAROLINA FUND - 0.15%; PENNSYLVANIA FUND - 0.50%; and VIRGINIA FUND - 0.47%.


      PORTFOLIO MANAGER. Clark D. Wagner has been Portfolio Manager of the Tax Free Funds since he joined FIMCO in 1991. Mr. Wagner is also Portfolio Manager for all of the First Investors municipal bond funds. Mr. Wagner is also Portfolio Manager for Government Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund of First Investors Life Series Fund and First Investors

Government Fund, Inc. Mr. Wagner is also responsible for the day-to-day management of the U.S. Government and mortgage-backed securities portion of Total Return Fund of First Investors Series Fund. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

      BROKERAGE. Each Fund may allocate brokerage commissions, if any, to broker-dealers in consideration of Fund share distribution, but only when execution and price are comparable to that offered by other broker-dealers. Brokerage may be directed to brokers who provide research. See the SAI for more information on allocation of portfolio brokerage.

      UNDERWRITER. Each Tax Free Fund has entered into an Underwriting Agreement with First Investors Corporation, 95 Wall Street, New York, NY 10005, as Underwriter. The Underwriter receives all sales charges in connection with the sale of each Fund's Class A shares and all CDSCs in connection with each Fund's Class B shares and may receive other payments under a plan of distribution. See "How to Buy Shares" and "Distribution Plans."

                               DISTRIBUTION PLANS

      Pursuant to separate distribution plans pertaining to each Fund's Class A and Class B shares ("Class A Plan" or "Class B Plan," and collectively, "Plans"), each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares
("distribution fees") and the servicing or maintenance of existing Fund shareholder accounts ("service fees"). Pursuant to the Plans, distribution fees are paid for activities relating to the distribution of Fund shares, including costs of printing and dissemination of sales material or literature, prospectuses and reports used in connection with the sale of Fund shares. Service fees are paid for the ongoing maintenance and servicing of existing shareholder accounts, including payments to Representatives who provide shareholder liaison services to their customers who are holders of that Fund, provided they meet certain criteria.

      Pursuant to each Class A Plan, the applicable Tax Free Fund's Board, in its sole discretion, may periodically allocate the portion of distribution fees and services fees that each Fund may spend, provided the aggregate of such fees paid by that Fund may not exceed an annual rate of 0.30% of the Fund's average daily net assets attributable to Class A shares in any one fiscal year. Of that amount, no more than 0.25% of a Fund's average daily net assets attributable to Class A shares may be paid as service fees. Payments made to the Underwriter under each Class A Plan may only be made for reimbursement of specific expenses incurred in connection with distribution and service activities.

      Pursuant to each Class B Plan, each Fund is authorized to pay the Underwriter a distribution fee at the annual rate of 0.75% of that Fund's average daily net assets attributable to Class B shares and a service fee of 0.25% of the Fund's average daily net assets attributable to Class B shares. Payments made to the Underwriter under each Class B Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred.

      Although Class B shares are sold without an initial sales charge, the Underwriter pays from its own resources a sales commission to FIC Representatives and a concession equal to 3.5% of the amount invested to Dealers who sell Class B shares. In addition, the Underwriter will make quarterly payments of service fees to Representatives commencing after the thirteenth month following the initial sale of Class B shares. The
Underwriter will make such payments at an annual rate of up to 0.25% of the average net asset value of Class B shares which are attributable to shareholders for whom the Representatives are designated as dealer of record.

      Each Fund may suspend or modify payments under the Plans at any time, and payments are subject to the continuation of each Plan, the terms of any dealer agreements between Dealers and the Underwriter and any applicable limits imposed by the National Association of Securities Dealers, Inc. Each Fund will not carry over any fees under the Plans to the next fiscal year. See "Distribution Plans" in the SAI for a full discussion of the various Plans.

                        DETERMINATION OF NET ASSET VALUE


      The net asset value of each Fund's shares fluctuates and is determined separately for each class of shares. The net asset value of shares of a given class of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 P.M., New York City time) on each day the NYSE is open for trading, and at such other times as the applicable Tax Free Fund's Board deems necessary, by dividing the market value of the securities held by such Fund, plus any cash and other assets, less all liabilities attributable to that class, by the number of shares of the applicable class outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the applicable Tax Free Fund's Board. Expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The per share net asset value of the Class B shares will generally be lower than that of the Class A shares because of the higher expenses borne by the Class B shares. The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Dividends from net investment income are generally declared daily and paid monthly by each Fund. Unless you direct the Transfer Agent otherwise, dividends declared on a class of shares of a Fund are paid in additional shares of that class at the net asset value generally determined as of the close of business on the first business day of the following month. If you redeem all of your shares of a Fund at any time during a month, you are paid all dividends declared through the day prior to the date of the redemption, together with the proceeds of your redemption, less any applicable CDSC. Net investment income includes interest, earned discount and other income earned on portfolio securities less expenses.

      Each Fund also distributes with its regular dividend at the end of each year substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after deducting any available capital loss carryovers. Unless you direct the Transfer Agent otherwise, these distributions are paid in additional shares of the same class of the distributing Fund at the net asset value generally determined as of the close of business on the business day immediately following the record date of the distribution. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed ordinary (taxable) income and capital gain.

      Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

      In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may elect to receive dividends and/or other distributions in cash by notifying the Transfer Agent by telephone or in writing prior to the record date of any such distribution. If you elect this form of payment, the payment date generally is two weeks following the record date of any such distribution. Your election remains in effect until you revoke it by notifying the Transfer Agent.


      You may elect to invest the entire amount of any cash distribution on Class A or Class B shares of a Fund in the same class of shares of any Eligible Fund, including the Money Market Funds, by notifying the Transfer Agent. See "Cross-Investment of Cash Distributions" in the SAI.


      A dividend or other distribution paid on a class of shares of a Fund will be paid in additional shares of that class and not in cash if any of the following events occur: (1) the total amount of the distribution is under $5,
(2) the Fund has received notice of your death on an individual account (until written alternate payment instructions and other necessary documents are provided by your legal representative), or (3) a distribution check is returned to the Transfer Agent, marked as being undeliverable, by the U.S. Postal Service after two consecutive mailings.

                                      TAXES

      FEDERAL INCOME TAXES. Each Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders. In addition, each Fund intends to continue to qualify to pay "exempt-interest dividends" (as defined below), which requires, among other things, that at the close of each calendar quarter at least 50% of the value of its total assets must consist of Municipal Instruments.

      Distributions by a Fund of the excess of interest income from Municipal Instruments over certain amounts disallowed as deductions, which are designated by the Fund as "exempt-interest dividends," generally may be excluded by you from gross income. Distributions by a Fund of interest income from taxable obligations and net short-term capital gain, if any, are taxable to you as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional

Fund shares. Distributions of a Fund's realized net capital gain, if any, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares, regardless of the length of time you have owned your shares. If you purchase your shares shortly before the record date for a taxable dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. You will receive a statement following the end of each calendar year describing the tax status of distributions paid by your Fund during that year.

      Interest on indebtedness incurred or continued to purchase or carry shares of a Fund will not be deductible for Federal income tax purposes to the extent the Fund's distributions consist of exempt-interest dividends. Each Fund does not intend to invest in PABs or IDBs the interest on which is treated as a Tax Preference Item.

      Proposals have been and, in the future, may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Instruments. If such a proposal were enacted, the availability of Municipal Instruments for investment by each Fund and the value of its portfolio securities would be affected. In that event, each Fund would reevaluate its investment objective and policies.

      Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to you (if you are an individual or certain other non-corporate shareholder) if the Fund is not furnished with your correct taxpayer identification number, and the same percentage of dividends and such distributions in certain other circumstances.

      Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than your adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of any other Eligible Fund generally will have similar tax consequences. However, special tax rules apply if you (1) dispose of Class A shares through a redemption or exchange within 90 days of your purchase and (2) subsequently acquire Class A shares of the same Fund or an Eligible Fund without paying a sales charge due to the reinvestment privilege or exchange privilege. In these cases, any gain on your disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge you paid when the shares were acquired, and that amount will increase the basis of the Eligible Fund's shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares. No gain or loss will be recognized to a shareholder as a result of a conversion of Class B shares into Class A shares.

      The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; see the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor; for example, a Fund's distributions may be wholly or partly taxable under state and/or local laws. You therefore are urged to consult your own tax adviser.

      STATE INCOME TAXES.


      CONNECTICUT. In the opinion of Kelley Drye & Warren, Connecticut tax counsel to Multi-State Insured, shareholders who are Connecticut resident individuals will not be subject to the Connecticut personal income tax on distributions from the CONNECTICUT FUND to the extent that these distributions qualify as (i) exempt-interest dividends, as defined in section 852(b)(5) of the Code, that are attributable to interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or any public instrumentality, state or local authority, district or similar public entity created under the laws of the State of Connecticut, or (ii) "exempt dividends" for Connecticut tax purposes. Distributions to Connecticut shareholders of the CONNECTICUT FUND that are attributable to sources other than those described above will generally be includible in the Connecticut income of such shareholders. See "State Income Taxes" in the SAI for additional Connecticut tax information.

      FLORIDA. In the opinion of Rudnick & Wolfe, Florida tax counsel to Multi-State Insured, under existing law, shareholders of the FLORIDA FUND will not be subject to the Florida intangible personal property tax on their ownership of FLORIDA FUND shares or on distributions of income or gains made by the FLORIDA FUND to the extent that such distributions are attributable solely to certain assets exempt from intangible tax taxation under Florida law, as more fully described in the SAI.

      Because Florida does not impose an income tax on individuals, individual shareholders will not be subject to any Florida income tax on income or gains distributed by the FLORIDA FUND or on gains resulting from the redemption or exchange of shares of the FLORIDA FUND. Corporate shareholders may be subject to the Florida income tax on distributions received from the FLORIDA FUND as more fully described in the SAI.

      For Florida state income tax purposes, the FLORIDA FUND itself will not be subject to the Florida income tax so long as it has no income subject to Federal taxation.

      Shareholders of the FLORIDA FUND will be subject to Florida estate tax on their FLORIDA FUND shares only if they are Florida residents, certain natural persons not domiciled in Florida, or certain natural persons not residents of the United States.

      Interests held by shareholders of the FLORIDA FUND will not be subject to the Florida ad valorem property tax, the Florida sales and use tax or the Florida documentary stamp tax.

      GEORGIA. In the opinion of Kutak Rock, Georgia tax counsel to Multi-State Insured, shareholders of the GEORGIA FUND that are individuals, estates, trusts, and corporations subject to Georgia income tax may exclude from income for Georgia income tax purposes, distributions from the GEORGIA FUND that are derived from interest on obligations issued by the State of Georgia or any political subdivision thereof, exempt from federal taxation under section 103(a) of the Code. Individuals, estates, trusts and corporations may exclude from income for Georgia income tax purposes, dividend distributions from the GEORGIA FUND on obligations of the

United States or of any authority, commission, instrumentality or possession thereof exempt from state income tax under federal law.

      Capital gains recognized as a result of the sale of shares in the GEORGIA FUND can not be excluded for purposes of calculating the Georgia income tax by individuals, estates, trusts and corporations.

      MARYLAND. In the opinion of Ober, Kaler, Grimes & Shriver, tax counsel to Multi-State Insured, holders of shares of the MARYLAND FUND who are subject to Maryland state and local income tax, will not be subject to tax in Maryland on MARYLAND FUND dividends to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions, interest on obligations of the United States or its possessions and territories or gains realized from the disposition of either of these categories of obligations (with the express exception of dividends attributable to gain from the disposition of obligations of a United States territory or possession which are subject to Maryland state and local income tax). In addition, dividends attributable to interest on obligations issued by states other than Maryland and income from repurchase contracts are subject to Maryland state and local income tax.

      MASSACHUSETTS. In the opinion of Palmer & Dodge, Massachusetts tax counsel to Multi-State Insured, holders of shares of the MASSACHUSETTS FUND who are subject to Massachusetts personal income tax will not be subject to tax on distributions from the MASSACHUSETTS FUND to the extent that these distributions
(1) qualify as exempt interest dividends of a regulated investment company within the meaning of Code section 852(b)(5) that are directly attributable to interest on obligations issued by the Commonwealth of Massachusetts, its instrumentalities or its political subdivisions that is exempt from Massachusetts taxation or (2) qualify as capital gain dividends as defined in Code section 852(b)(3)(C), that are attributable to gain on obligations issued by the Commonwealth of Massachusetts, its instrumentalities or political subdivisions that is exempt from Massachusetts taxation. If a holder of shares of the MASSACHUSETTS FUND is a corporation subject to the Massachusetts corporate excise tax, distributions received from the MASSACHUSETTS FUND are includable in gross income and generally may not be deducted by such a corporate holder in computing its net income. The shares of the MASSACHUSETTS FUND will be includable in the gross estate of a deceased individual holder who is a resident of Massachusetts for purposes of the Massachusetts Estate Tax.

      NEW JERSEY. In the opinion of Hawkins, Delafield & Wood, New Jersey tax counsel to Multi-State Insured, provided that the NEW JERSEY FUND qualifies as a qualified investment fund under New Jersey law, shareholders of the NEW JERSEY FUND who are New Jersey resident individuals, estates and trusts will not be subject to the New Jersey Gross Income Tax on (1) distributions of the interest and capital gains made by the NEW JERSEY FUND to the extent that such distributions are with respect to New Jersey state and local bonds and (2) on gains resulting from the redemption or sale of shares of the NEW JERSEY FUND. A description of a qualified investment fund and of New Jersey state and local bonds is contained in the SAI. A corporate shareholder of the NEW JERSEY FUND subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax will be required to include in its corporate tax base (1) distributions of interest and capital gains made by the NEW JERSEY FUND and (2) gains resulting from the redemption or sale of shares of the NEW JERSEY FUND.

      NEW YORK. In the opinion of Hawkins, Delafield & Wood, tax counsel to NEW YORK INSURED, New York resident individual shareholders will not be subject to the personal income taxes imposed by New York State and by New York City on distributions from NEW YORK INSURED to the extent that these distributions qualify as exempt-interest dividends, as defined in section 852(b)(5) of the Code, and are attributable to interest on obligations issued by or on behalf of the State of New York or any political subdivision thereof. Information concerning NEW YORK INSURED income attributable to sources other than from New York and the tax treatment of interest on indebtedness incurred to purchase or carry shares of NEW YORK INSURED is provided in the SAI. NEW YORK INSURED distributions are not excluded from the determination of the franchise and corporation taxes that are based on entire net income and respectively imposed by the State and City of New York.

      NORTH CAROLINA. This opinion of Wyrick, Robbins, Yates & Ponton L.L.P., North Carolina tax counsel to Multi-State Insured, and the information appearing in the SAI are based on the current administrative position of the North Carolina Department of Revenue (the "Revenue Department") as found in Chapter 105 of the North Carolina General Statutes, the North Carolina Administrative Rules, and other rules, bulletins and statements issued by the Revenue Department.

      Individual shareholders of the NORTH CAROLINA FUND who are subject to North Carolina income taxation will not be subject to such tax on NORTH CAROLINA FUND dividend distributions to the extent that such distributions qualify as exempt-interest dividends under the Code and represent (a) interest on direct obligations of the United States or its possessions, (b) obligations of the State of North Carolina, its political subdivisions or a commission, an authority, or another agency of the State of North Carolina or its political subdivisions, or (c) obligations of nonprofit educational institutions organized or chartered under the laws of the State of North Carolina. Corporate shareholders of the NORTH CAROLINA FUND who are subject to North Carolina income taxation will receive substantially the same treatment as individual taxpayers, except corporate shareholders must recognize distributions of interest on obligations of North Carolina nonprofit educational institutions.

      The above exemptions from North Carolina income tax do not apply to capital gain distributions received from the NORTH CAROLINA FUND.

      For a more expansive and detailed discussion, please see the SAI.

      PENNSYLVANIA. In the opinion of Kirkpatrick & Lockhart LLP, Pennsylvania tax counsel to Multi-State Insured, individual shareholders of the PENNSYLVANIA FUND will not be subject to Pennsylvania personal income taxes on distributions of interest attributable to Exempt Obligations, but will be subject to those taxes on distributions of gains and most other sources of income from the PENNSYLVANIA FUND. "Exempt Obligations" generally means obligations issued by Pennsylvania and its agencies, public authorities, municipalities and other political subdivisions as well as obligations of the United States. Exempt interest in Pennsylvania is referred to as excludible exempt-interest dividends and will be identified by the PENNSYLVANIA FUND.

      Shares of the PENNSYLVANIA FUND will be exempt from any Pennsylvania county personal property tax to the extent that the PENNSYLVANIA FUND'S portfolio consists of Exempt Obligations on the annual assessment date. This tax is imposed by most, but not all, counties in Pennsylvania.

Distributions of interest derived from Exempt Obligations are not subject to the Philadelphia School District investment net income tax provided that the PENNSYLVANIA FUND reports to its shareholders the percentage of Exempt
Obligations held by it for the year. The PENNSYLVANIA FUND will report this percentage to its shareholders. Exempt-interest dividends are not subject to the Pennsylvania corporate net income tax. Gains on Exempt Obligations are, however, subject to this tax. Shares of the PENNSYLVANIA FUND are not considered by Pennsylvania to be exempt when determining Pennsylvania capital stock and franchise taxes. Please see "Federal Income Taxes" above for a discussion of "exempt-interest dividends".

      VIRGINIA. In the opinion of Sands, Anderson, Marks & Miller, a Professional Corporation, Virginia tax counsel to Multi-State Insured, interest on exempt obligations in the VIRGINIA FUND passed through to shareholders in qualifying distributions will retain its exempt status in the hands of the shareholders. Accordingly, individual shareholders of the VIRGINIA FUND subject to Virginia personal income tax will not be required to include in their gross income, for Virginia personal income tax purposes, distributions made by the VIRGINIA FUND that are exclusively (1) both tax-exempt for Federal income tax purposes and derived from interest on obligations of the Commonwealth of Virginia or any of its political subdivisions, or (2) without regard to any exemption from Federal income tax, derived from interest in certain obligations for which a Virginia income tax exemption is independently provided. If a distribution includes both taxable and tax-exempt interest, the entire distribution is included in the gross income of the shareholder for Virginia personal income tax purposes unless the exempt portion is designated with reasonable certainty. Counsel has been advised that, in the event any such commingled distributions are made by the VIRGINIA FUND, the VIRGINIA FUND intends to provide such designation in a manner acceptable to the Virginia Department of Taxation, to shareholders of the VIRGINIA FUND.


      See "State Income Taxes" in the SAI for additional state tax information. Investors should consult their own tax advisers for appropriate state advice.

                             PERFORMANCE INFORMATION

For purposes of advertising, each Fund's performance may be calculated for each class of its shares based on average annual total return and total return. Each of these figures reflects past performance and does not necessarily indicate future results. Average annual total return shows the average annual percentage change in an assumed $1,000 investment. It reflects the hypothetical annually compounded return that would have produced the same total return if a Fund's performance had been constant over the entire period. Because average annual total return tends to smooth out variations in a Fund's return, you should recognize that it is not the same as actual year-by-year results. Average annual total return includes the effect of paying the maximum sales charge (in the case of Class A shares) or the deduction of any applicable CDSC (in the case of Class B shares) and payment of dividends and other distributions in additional shares. One, five and ten year periods will be shown unless the class has been in existence for a shorter period. Total return is computed using the same calculations as average annual total return. However, the rate expressed is the percentage change from the initial $1,000 invested to the value of the investment at the end of the stated period. Total return calculations assume reinvestment of dividends and other distributions.

      Each Fund also may advertise its yield for each class of shares. Yield reflects investment income net of expenses over a 30-day (or one-month) period on a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and the net asset value per share for Class B shares at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income. Each Fund may also advertise its "actual distribution rate" for each class of shares. This is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. In addition, each Fund calculates its "actual distribution rate" based upon net asset value for dissemination to existing shareholders.

      Tax-equivalent yields show the taxable yields an investor would have to earn to equal a Fund's tax-free yields. The tax-equivalent yield is calculated similarly to the yield, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield.

      Each of the above performance calculations may be based on investment at reduced sales charge levels or at net asset value. Any quotation of performance figures not reflecting the maximum sales charge or CDSC will be greater than if the maximum sales charge or CDSC were used. Each class of shares of a Fund has different expenses which will affect its performance. Additional performance information is contained in the Tax Free Funds' Annual Reports which may be obtained without charge by contacting the applicable Tax Free Fund at 1-800-423-4026.

                               GENERAL INFORMATION

      ORGANIZATION. NEW YORK INSURED was incorporated in the State of Maryland on July 5, 1983. New York Insured's authorized capital stock consists of one billion shares of common stock, with a par value of $.01 per share. Multi-State Insured was organized as a Massachusetts business trust on October 30, 1985. The seventeen series of Multi-State Insured may be referred to as: First Investors Arizona Insured Tax Free Fund, First Investors California Insured Tax Free Fund, First Investors Connecticut Insured Tax Free Fund, First Investors Colorado Insured Tax Free Fund, First Investors Florida Insured Tax Free Fund, First Investors Georgia Insured Tax Free Fund, First Investors Maryland Insured Tax Free Fund, First Investors Massachusetts Insured Tax Free Fund, First Investors Michigan Insured Tax Free Fund, First Investors Minnesota Insured Tax Free Fund, First Investors Missouri Insured Tax Free Fund, First Investors New Jersey Insured Tax Free Fund, First Investors North Carolina Insured Tax Free Fund, First Investors Ohio Insured Tax Free Fund, First Investors Oregon Insured Tax Free Fund, First Investors Pennsylvania Insured Tax Free Fund and First Investors Virginia Insured Tax Free Fund.

      Each Tax Free Fund is authorized to issue shares of beneficial interest or common stock, as applicable, in such separate and distinct series and classes of shares as the applicable Tax Free Fund's Board shall from time to time establish. The shares of beneficial interest of Multi-State Insured are presently divided into seventeen separate and distinct series and the shares of common stock of NEW YORK INSURED presently comprise one series. Each Tax Free Fund presently has two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the same assets of that Fund. The Tax Free Funds do not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of a Tax Free Fund's outstanding shares, the applicable Tax Free Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors or Trustees. Each share of each Fund has equal voting rights except as noted above.

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer and dividend disbursing agent for each Fund and as redemption agent for regular redemptions. The Transfer Agent's telephone number is 1-800-423-4026.

      SHARE CERTIFICATES. The Funds do not issue certificates for Class B shares, The Funds, however, will issue share certificates for Class A shares at the shareholder's request. Ownership of shares of each Fund is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

      CONFIRMATIONS AND STATEMENTS. You will receive confirmations of purchases and redemptions of shares of a Fund. Generally, confirmation statements will be sent to you following a transaction in the account, including payment of a dividend or capital gain distribution in additional shares or cash. However, systematic investments made through First Investors Money Line or automatic payroll deductions will only be confirmed in your monthly or quarterly statement, showing all transactions occurring during the period.


      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. Paul A. D'Oliveira, 2540 Pawtucket Avenue, East Providence, RI 02915 owns 31.2% of the Class B shares of the MASSACHUSETTS FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act. Abraham Jones, 2317 Ellerbe Ln, Raleigh, NC 27610-3501 owns 39.3% of the Class B shares of the NORTH CAROLINA FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act.


      SHAREHOLDER INQUIRIES. Shareholder inquiries can be made by calling Shareholder Services at 1-800-423-4026.


      ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. It is the Tax Free Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested in writing or by telephone by any shareholder.

                                TABLE OF CONTENTS


Fee Table..............................................................    2
Financial Highlights...................................................    7
Investment Objectives and Policies.....................................   16
Alternative Purchase Plans.............................................   25
How to Buy Shares......................................................   26
How to Exchange Shares.................................................   31
How to Redeem Shares...................................................   31
Telephone Transactions.................................................   33
Management.............................................................   34
Distribution Plans.....................................................   35
Determination of Net Asset Value.......................................   36
Dividends and Other Distributions......................................   36
Taxes..................................................................   37
Performance Information................................................   42
General Information....................................................   43

INVESTMENT ADVISER                             CUSTODIAN
First Investors Management                     The Bank of New York
  Company, Inc.                                48 Wall Street
95 Wall Street                                 New York, NY  10286
New York, NY  10005
                                               TRANSFER AGENT
UNDERWRITER                                    Administrative Data
First Investors Corporation                      Management Corp.
95 Wall Street                                 581 Main Street
New York, NY  10005                            Woodbridge, NJ  07095-1198

LEGAL COUNSEL                                  AUDITORS
Kirkpatrick & Lockhart LLP                     Tait, Weller & Baker
1800 Massachusetts Avenue, N.W.                Two Penn Center Plaza
Washington, D.C.  20036                        Philadelphia, PA  19102-1707


This Prospectus is intended to constitute an offer by each Tax Free Fund only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this Prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this Prospectus relating to any other Fund. No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by either Tax Free Fund, First Investors Corporation, or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

First Investors
New York Insured
Tax Free Fund, Inc.
---------------------------

First Investors
Multi-State
Insured Tax Free Fund
---------------------------

Connecticut Fund                        Massachusetts Fund
Florida Fund                            New Jersey Fund
Georgia Fund                            North Carolina Fund
Maryland Fund                           Pennsylvania Fund
                                        Virginia Fund
---------------------------

Prospectus

----------------------------

April 30, 1997

First Investors Logo

Logo is described as follows: the arabic numeral one separated into seven vertical segments followed by the words "First Investors."

Verticle line from top to bottom in center of page about 1/2 inch in thickness

The following language appears to the left of the above language in the printed piece:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors Logo (as described above)
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK


FITF001

                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                              CROSS-REFERENCE SHEET


                  Arizona Fund                       Minnesota Fund
                  California Fund                    Missouri Fund
                  Colorado Fund                      Ohio Fund
                  Michigan Fund                      Oregon Fund


N-1A Item No.                                      Location
-------------                                      --------

PART A:  PROSPECTUS

 1.  Cover Page................................... Cover Page
 2.  Synopsis..................................... Fee Table
 3.  Condensed Financial Information.............. Financial Highlights
 4.  General Description of Registrant............ Investment Objectives and
                                                   Policies; General Information
 5.  Management of the Fund....................... Management
 5A. Management's Discussion of
      Fund Performance............................ Performance Information
 6.  Capital Stock and Other Securities........... Description of Shares;
                                                   Dividends and Other
                                                   Distributions; Taxes;
                                                   Determination of Net Asset
                                                   Value
 7.  Purchase of Securities Being Offered......... Alternative Purchase Plan;
                                                   How to Buy Shares
 8.  Redemption or Repurchase..................... How to Exchange Shares; How
                                                   to Redeem Shares; Telephone
                                                   Transactions
 9.  Pending Legal Proceedings.................... Not Applicable

PART B:  STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page................................... Cover Page
11.  Table of Contents............................ Table of Contents
12.  General Information and History.............. General Information
13.  Investment Objectives and Policies........... Investment Policies;
                                                   Investment Restrictions;
                                                   State Specific Risk Factors;
                                                   Insurance
14.  Management of the Fund....................... Directors or Trustees and
                                                   Officers
15.  Control Persons and Principal
      Holders of Securities....................... Not applicable
16.  Investment Advisory and Other Services....... Management
17.  Brokerage Allocation......................... Allocation of Portfolio
                                                   Brokerage
18.  Capital Stock and Other Securities........... Determination of Net Asset
                                                   Value
19.  Purchase, Redemption and Pricing
      of Securities Being Offered................. Reduced Sales Charges,
                                                   Additional Exchange and
                                                   Redemption Information and
                                                   Other Services; Determination
                                                   of Net Asset Value
20.  Tax Status................................... Taxes
21.  Underwriters................................. Underwriter
22.  Performance Data............................. Performance Information
23.  Financial Statements......................... Financial Statements; Report
                                                   of Independent Accountants

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

ARIZONA FUND, CALIFORNIA FUND, COLORADO FUND, MICHIGAN FUND,
MINNESOTA FUND, MISSOURI FUND, OHIO FUND AND OREGON FUND

95 Wall Street, New York, New York 10005/1-800-423-4026

      This is a Prospectus for FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND ("Multi-State Insured"), an open-end diversified management investment company consisting of seventeen separate investment series. This Prospectus relates to the eight series of Multi-State Insured listed above (singularly, "Fund," and collectively, "Funds"). Each Fund sells two classes of shares. Investors may select Class A or Class B shares, each with a public offering price that reflects different sales charges and expense levels. See "Alternative Purchase Plans."

      The investment objective of each Fund is to achieve a high level of interest income which is exempt from Federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state and is not an item of tax preference for purposes of the Federal alternative minimum tax ("Tax Preference Item"). Each Fund invests primarily in tax-exempt obligations issued by or on behalf of the states or a particular state, its municipal governments and public authorities, as well as tax-exempt obligations issued by territories or possessions of the United States, the interest on which is exempt from Federal income tax, the income or other taxes of a particular state and is not a Tax Preference Item. There can be no assurance that the objective of any Fund will be realized.

      THE FUNDS' MUNICIPAL BONDS ARE INSURED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST THROUGH THE ISSUER OR UNDER INSURANCE POLICIES WRITTEN BY INDEPENDENT INSURANCE COMPANIES. INSURANCE DOES NOT PROTECT AGAINST FLUCTUATIONS IN THE BONDS' MARKET VALUE OR EACH FUND'S NET ASSET VALUE PER SHARE. FOR MORE INFORMATION REGARDING THE FUNDS' INSURANCE COVERAGE, SEE "INSURANCE" ON PAGE 14.


      This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. First Investors Management Company, Inc. ("FIMCO" or "Adviser") serves as investment adviser to the Funds and First Investors Corporation ("FIC" or "Underwriter") serves as distributor of the Funds' shares. A Statement of Additional Information ("SAI"), dated April 30, 1997 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The SAI is available at no charge upon request to the Funds at the address or telephone number indicated above.


      An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured or protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION
         OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is April 30, 1997

                                    FEE TABLE

      The following table is intended to assist investors in understanding the expenses associated with investing in each class of shares of a Fund. Shares of the Funds issued prior to January 12, 1995 have been designated as Class A shares.


                        SHAREHOLDER TRANSACTION EXPENSES

                                                          Class A   Class B
                                                          Shares    Shares
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................  6.25%     None
Deferred Sales Load
  (as a percentage of the lower of original purchase
  price or redemption proceeds).........................  None*     4% in the
                                                                    first year;
                                                                    declining to
                                                                    0% after the
                                                                    sixth year

                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


                      MANAGEMENT                                                      TOTAL FUND
                        FEES1+            12B-1 FEES2       OTHER EXPENSES3     OPERATING EXPENSES4+
                   Class A  Class B     Class A  Class B    Class A  Class B        Class A  Class B
                   Shares   Shares      Shares+  Shares     Shares   Shares         Shares   Shares
                   ------   ------      -------  ------     ------   ------         ------   ------

ARIZONA FUND        0.30%    0.30%       0.20%    1.00%      -0-%+     -0-%+          0.50     1.30
CALIFORNIA FUND     0.50     0.50        0.20     1.00       0.10+     0.10+          0.80     1.60
COLORADO FUND       0.20     0.20        0.20     1.00       -0-+      -0-+           0.40     1.20
MICHIGAN FUND       0.50     0.50        0.20     1.00       0.18      0.18           0.88     1.68
MINNESOTA FUND      0.30     0.30        0.20     1.00       -0-+      -0-+           0.50     1.30
MISSOURI FUND       0.20     0.20        0.20     1.00       -0-+      -0-+           0.40     1.20
OHIO FUND           0.50     0.50        0.20     1.00       0.10+     0.10+          0.80     1.60
OREGON FUND         0.30     0.30        0.20     1.00       -0-+      -0-+           0.50     1.30

------------------------
* A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
    See "How to Buy Shares."
+   Net of waiver and/or reimbursement.
(1) For the fiscal year ended December 31, 1996, the Adviser waived Management Fees as follows: in excess of 0.50% for CALIFORNIA FUND, MICHIGAN FUND and OHIO FUND, in excess of 0.30% for ARIZONA FUND, MINNESOTA Fund and OREGON FUND, and in excess of 0.20% for COLORADO FUND and MISSOURI FUND. Absent the waiver, such fees would have been 0.75% for each of these Funds. The Adviser will continue to waive such fees for a minimum period ending December 31, 1997.
(2) The Underwriter has agreed through December 31, 1997 to cap its right to claim Class A 12b-1 Fees at the annual rates listed above for all the Funds. Multi-State Insured's Class A Distribution Plan provides for 12b-1 Fees in the total amount of up to 0.30% on an annual basis.
(3) For the fiscal year ended December 31, 1996, the Adviser reimbursed all the Funds, other than the MICHIGAN FUND, for certain Other Expenses. Absent such reimbursement, Other Expenses for each class of shares would have been 0.28% for ARIZONA FUND, 0.24% for CALIFORNIA FUND, 0.45% for COLORADO FUND, 0.36% for MINNESOTA FUND, 0.74% for MISSOURI FUND, 0.24% for OHIO FUND and 0.31% for OREGON FUND. The Adviser will reimburse all Other

    Expenses for ARIZONA FUND, COLORADO FUND, MINNESOTA FUND, MISSOURI FUND and OREGON FUND and Other Expenses in excess of 0.10% for CALIFORNIA FUND and OHIO FUND for a minimum period ending December 31, 1997.
(4) If certain fees and expenses had not been waived or reimbursed, Total Fund Operating Expenses for Class A shares would have been 1.33% for ARIZONA FUND, 1.29% for CALIFORNIA FUND, 1.50% for COLORADO FUND, 1.23% for MICHIGAN FUND, 1.41% for MINNESOTA FUND, 1.79% for MISSOURI FUND, 1.29% for OHIO FUND, 1.36% for OREGON FUND; and for Class B shares would have been 2.03% for ARIZONA FUND, 1.99% for CALIFORNIA FUND, 2.20% for COLORADO FUND, 1.93% for MICHIGAN FUND, 2.11% for MINNESOTA FUND, 2.49% for MISSOURI FUND, 1.99% for OHIO FUND, and 2.06% for OREGON FUND. Each Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses.


For a more complete description of the various costs and expenses, see "Investment Objectives and Policies--Insurance," "Alternative Purchase Plans," "How to Buy Shares," "How to Redeem Shares," "Management" and "Distribution Plans." Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

      The Example below is based on Class A and Class B expense data for each Fund's fiscal year ended December 31, 1996, except that certain Operating Expenses have been restated as noted above.

EXAMPLE

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                           ONE YEAR    THREE YEARS    FIVE YEARS       TEN YEARS
ARIZONA FUND
Class A...................   $67          $78            $89            $121
Class B...................    53           71             91             135*

CALIFORNIA FUND
Class A...................    70           86            104             155
Class B...................    56           80            107             169*

COLORADO FUND
Class A...................    66           75             84             110
Class B...................    52           68             86             123*

MICHIGAN FUND
Class A...................    71           89            108             164
Class B...................    57           83            111             177*

MINNESOTA FUND
Class A...................    67           78             89             121
Class B...................    53           71             91             135*

MISSOURI FUND
Class A...................    66           75             84             110
Class B...................    52           68             86             123*

OHIO FUND
Class A...................   $70          $86           $104            $155
Class B...................    56           80            107             169*

OREGON FUND
Class A...................    67           78             89             121
Class B...................    53           71             91             135*


      You would pay the following expenses on the same $1,000 investment, assuming (1) 5% annual return and (2) no redemption at the end of each time period:


                           ONE YEAR    THREE YEARS   FIVE YEARS        TEN YEARS
ARIZONA FUND
Class A...................   $67          $78           $89             $121
Class B...................    13           41            71              135*

CALIFORNIA FUND
Class A...................    70           86           104              155
Class B...................    16           50            87              169*

COLORADO FUND
Class A...................    66           75            84              110
Class B...................    12           38            66              123*

MICHIGAN FUND
Class A...................    71           89           108              164
Class B...................    17           53            91              177*

MINNESOTA FUND
Class A...................    67           78            89              121
Class B...................    13           41            71              135*

MISSOURI FUND
Class A...................    66           75            84              110
Class B...................    12           38            66              123*

OHIO FUND
Class A...................    70           86           104              155
Class B...................    16           50            87              169*

OREGON FUND
Class A...................    67           78            89              121
Class B...................    13           41            71              135*



* Assumes conversion to Class A shares eight years after purchase.

      THE EXPENSES IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION BY THE FUNDS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS

      The table on the following pages sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. The table has been derived from financial statements which have been examined by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the SAI. This information should be read in conjunction with the Financial Statements and Notes thereto, which also appear in the SAI, available at no charge upon request to the Funds.


--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------

ARIZONA FUND
CLASS A
11/1/90* to 12/31/90   .     $11.17        $.009        $(.059)        $(.050)      $  --       $  --      $  --
1991   . . . . . . . . .      11.12         .605          .420          1.025        .605        .020       .625
1992   . . . . . . . . .      11.52         .683          .545          1.228        .668          --       .668
1993   . . . . . . . . .      12.08         .681         1.078          1.759        .672        .047       .719
1994   . . . . . . . . .      13.12         .663        (1.397)         (.734)       .676          --       .676
1995   . . . . . . . . .      11.71         .665         1.448          2.113        .673          --       .673
1996   . . . . . . . . .      13.15         .664         (.199)          .465        .665          --       .665
CLASS B
1/12/95*to 12/31/95 . . .     11.82         .544         1.340          1.884        .554          --       .554
1996   . . . . . . . . .      13.15         .565         (.201)          .364        .564          --       .564

CALIFORNIA FUND
CLASS A
2/23/87* to 12/31/87   .     $11.13        $.497       $(1.247)        $(.750)      $.460       $  --      $.460
1988   . . . . . . . . .       9.92         .747          .493          1.240        .780          --       .780
1989   . . . . . . . . .      10.38         .736          .294          1.030        .740          --       .740
1990   . . . . . . . . .      10.67         .747         (.047)          .700        .750          --       .750
1991   . . . . . . . . .      10.62         .706          .452          1.158        .708          --       .708
1992   . . . . . . . . .      11.07         .653          .406          1.059        .644        .045       .689
1993   . . . . . . . . .      11.44         .637          .845          1.482        .612        .190       .802
1994   . . . . . . . . .      12.12         .598        (1.328)         (.730)       .620          --       .620
1995   . . . . . . . . .      10.77         .580         1.335          1.915        .589        .136       .725
1996   . . . . . . . . .      11.96         .576         (.128)          .448        .575        .073       .648
CLASS B
1/12/95* to 12/31/95   .      10.87         .472         1.227          1.699        .483        .136       .619
1996   . . . . . . . . .      11.95         .486         (.123)          .363        .480        .073       .553

COLORADO FUND
CLASS A
5/4/92* to 12/31/92   . .    $11.17        $.308         $.442          $.750       $.290       $  --      $.290
1993   . . . . . . . . .      11.63         .625          .984          1.609        .633        .006       .639
1994   . . . . . . . . .      12.60         .631        (1.351)         (.720)       .640          --       .640
1995   . . . . . . . . .      11.24         .668         1.340          2.008        .668          --       .668
1996   . . . . . . . . .      12.58         .642         (.089)          .553        .643          --       .643
CLASS B
1/12/95*to 12/31/95 . . .     11.35         .564         1.239          1.803        .573          --       .573
1996   . . . . . . . . .      12.58         .547         (.100)          .447        .547          --       .547


* Commencement of operations of Class A shares or date Class B shares were first offered Calculated without sales charges
**    Annualized
+ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the ++ commencement of operations through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------


     $11.12        (2.68)+           $   602          --            .59+        1.47+        (.88)               0
      11.52         9.49               2,380          .05          5.75         1.51         4.29               45
      12.08        10.98               4,818          .20          5.84         1.32         4.72               58
      13.12        14.87               8,247          .20          5.40         1.20         4.41               45
      11.71        (5.63)              8,803          .30          5.52         1.24         4.59               63
      13.15        18.41               8,834          .50          5.27         1.15         4.62               36
      12.95         3.69               8,383          .53          5.17         1.23         4.47               27

      13.15        16.20                 173         1.30+         4.62+        1.95+        3.95+              36
      12.95         2.89                 289         1.33          4.37         2.03         3.67               27


     $ 9.92         7.64+             $2,033          .03+         5.02          .76+        4.30+              32
      10.38        12.94               2,707          .05          7.42         1.19         6.29                9
      10.67        10.21               6,311          .09          7.02         1.19         5.91               16
      10.62         6.81               7,873          .08          7.11         1.05         6.14               27
      11.07        11.26              12,761          .30          6.49         1.02         5.77               34
      11.44         9.84              15,195          .72          5.83         1.25         5.30               52
      12.12        13.21              17,625          .89          5.33         1.14         5.08               66
      10.77        (6.10)             15,335          .97          5.27         1.22         5.02               83
      11.96        18.16              16,547          .90          5.02         1.15         4.77               53
      11.76         3.91              15,558          .84          4.93         1.19         4.58               30

      11.95        15.91                  59         1.74+         4.31+        2.00+        4.04+              53
      11.76         3.16                 114         1.63          4.14         1.98         3.79               30


     $11.63        10.10+             $1,122          --           4.95+        1.90+        3.06+              46
      12.60        14.14               2,887          .12          5.13         1.42         3.83               27
      11.24        (5.77)              3,110          .20          5.41         1.43         4.18              108
      12.58        18.25               3,525          .20          5.54         1.32         4.42               45
      12.49         4.57               3,466          .38          5.20         1.40         4.17               20

      12.58        16.18                 131         1.00+         4.90+        2.12+        3.75+              45
      12.48         3.68                 241         1.19          4.39         2.21         3.36               20



--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------


MICHIGAN  FUND
CLASS A
1987   . . . . . . . . .         $11.13        $.566      $(1.106)        $(.540)       $.540          --      $.540
1988   . . . . . . . . .          10.05         .773         .557          1.330         .790          --       .790
1989   . . . . . . . . .          10.59         .724         .406          1.130         .730          --       .730
1990   . . . . . . . . .          10.99         .743        (.023)          .720         .730          --       .730
1991   . . . . . . . . .          10.98         .729         .476          1.205         .735        .020       .755
1992   . . . . . . . . .          11.43         .681         .494          1.175         .675          --       .675
1993   . . . . . . . . .          11.93         .641        1.053          1.694         .655        .079       .734
1994   . . . . . . . . .          12.89         .612       (1.423)         (.811)        .609          --       .609
1995   . . . . . . . . .          11.47         .634        1.331          1.965         .635          --       .635
1996   . . . . . . . . .          12.80         .627        (.215)          .412         .631        .011       .642
CLASS B
1/12/95*to 12/31/95   . .         11.57         .528        1.241          1.769         .539          --       .539
1996   . . . . . . . . .          12.80         .534        (.229)          .305         .534        .011       .545

MINNESOTA FUND
CLASS A
1987   . . . . . . . . .         $11.13        $.557      $(1.127)        $(.570)       $.550        $ --      $.550
1988   . . . . . . . . .          10.01         .748         .332          1.080         .740          --       .740
1989   . . . . . . . . .          10.35         .719         .271           .990         .730          --       .730
1990   . . . . . . . . .          10.61         .722        (.037)          .685         .725          --       .725
1991   . . . . . . . . .          10.57         .728         .399          1.127         .720        .007       .727
1992   . . . . . . . . .          10.97         .676         .313           .989         .659          --       .659
1993   . . . . . . . . .          11.30         .625         .622          1.247         .640        .137       .777
1994   . . . . . . . . .          11.77         .592       (1.282)         (.690)        .600          --       .600
1995   . . . . . . . . .          10.48         .589        1.022          1.611         .591          --       .591
1996   . . . . . . . . .          11.50         .592        (.210)          .382         .592          --       .592
CLASS B
1/12/95* to 12/31/95   .          10.55         .515         .950          1.465         .515          --       .515
1996   . . . . . . . . .          11.50         .493        (.205)          .288         .498          --       .498




* Commencement of operations of Class A shares or date Class B shares were first offered Calculated without sales charges
**    Annualized
+ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the
++    commencement of operations through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------




     $10.05         6.03              $1,077          .07         6.52          1.18          5.41               7
      10.59        13.65               1,845          .12         7.52          1.41          6.23              31
      10.99        10.98               6,225          .13         6.76          1.14          5.75               1
      10.98         6.83              10,542          .10         6.90          1.06          5.94              11
      11.43        11.14              13,630          .31         6.56          1.05          5.82              22
      11.93        10.59              20,971          .73         5.86          1.22          5.37              26
      12.89        14.49              30,281          .89         5.11          1.14          4.86              25
      11.47        (6.36)             30,362          .93         5.11          1.18          4.86              60
      12.80        17.47              36,837          .89         5.14          1.14          4.89              45
      12.57         3.37              36,928          .88         5.03          1.13          4.78              43

      12.80        15.55                 388         1.76+        4.41+         2.02+         4.15+             45
      12.56         2.49                 724         1.69         4.22          1.94          3.97              43



     $10.01         5.04               $ 585          .15         6.06          1.49          4.72              15
      10.35        11.14                 789          .15         7.38          1.86          5.67              10
      10.61         9.85               1,992          .16         6.94          1.42          5.68              16
      10.57         6.71               3,365          .15         6.92          1.54          5.53              22
      10.97        11.00               4,430          .17         6.83          1.21          5.80              17
      11.30         9.29               5,983          .51         6.10          1.38          5.23              33
      11.77        11.30               8,118          .65         5.40          1.24          4.80              41
      10.48        (5.93)              7,375          .65         5.40          1.29          4.76              34
      11.50        15.68               8,162          .65         5.29          1.31          4.63              53
      11.29         3.47               8,304          .56         5.27          1.31          4.52              49

      11.50        14.13                  .1         1.45+        4.64+         2.11+         3.96+             53
      11.29         2.61                  41         1.40         4.44          2.14          3.69              49



--------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA
                         -------------------------------------------------------------------------------------------

                                                                                LESS DISTRIBUTIONS
                                         INCOME FROM INVESTMENT OPERATIONS             FROM
                                         ---------------------------------      ------------------
                                                   NET REALIZED
                            NET ASSET                       AND
                            ---------                UNREALIZED
                                VALUE        NET    GAIN (LOSS)    TOTAL FROM         NET        NET
                            BEGINNING  INVESTMENT           ON     INVESTMENT  INVESTMENT   REALIZED           TOTAL
                            OF PERIOD     INCOME   INVESTMENTS     OPERATIONS      INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------


MISSOURI  FUND
CLASS A
5/4/92* to 12/31/92   . .        $11.17        $.272         $ .363         $.635       $.255        $ --      $.255
1993   . . . . . . . . .          11.55         .620           .988         1.608        .635        .023       .658
1994   . . . . . . . . .          12.50         .617         (1.384)        (.767)       .613          --       .613
1995   . . . . . . . . .          11.12         .662          1.356         2.018        .668          --       .668
1996   . . . . . . . . .          12.47         .637         (1.80)          .457        .637          --       .637
CLASS B
1/12/95*to 12/31/95 . . .         11.22         .548          1.260         1.808        .548          --       .548
1996 . . . . . . . . . .          12.48         .538          (.189)         .349        .539          --       .539

OHIO FUND
CLASS A
1987   . . . . . . . . .         $11.13        $.576        $(1.166)       $(.590)      $.550        $ --      $.550
1988   . . . . . . . . .           9.99         .792           .578         1.370        .800          --       .800
1989   . . . . . . . . .          10.56         .732           .408         1.140        .750          --       .750
1990   . . . . . . . . .          10.95         .752          (.012)         .740        .760          --       .760
1991   . . . . . . . . .          10.93         .725           .493         1.218        .718          --       .718
1992   . . . . . . . . .          11.43         .676           .432         1.108        .668          --       .668
1993   . . . . . . . . .          11.87         .632           .894         1.526        .632        .104       .736
1994   . . . . . . . . .          12.66         .613         (1.353)        (.740)       .620          --       .620
1995   . . . . . . . . .          11.30         .615          1.306         1.921        .619        .092       .711
1996   . . . . . . . . .          12.51         .605          (.097)         .508        .609        .059       .668
CLASS B
1/12/95* to 12/31/95   .          11.40         .503          1.212         1.715        .513        .092       .605
1996   . . . . . . . . .          12.51         .507          (.095)         .412        .513        .059       .572

OREGON FUND
CLASS A
5/4/92* to 12/31/92   . .        $11.17        $.260         $ .230         $.490       $.240        $ --      $.240
1993   . . . . . . . . .          11.42         .661           .807         1.468        .598          --       .598
1994   . . . . . . . . .          12.29         .529         (1.339)        (.810)       .610          --       .610
1995   . . . . . . . . .          10.87         .626          1.289         1.915        .625          --       .625
1996   . . . . . . . . .          12.16         .589          (.161)         .428        .588          --       .588
CLASS B
1/12/95*to 12/31/95 . . .         10.97         .541          1.182         1.723        .543          --       .543
1996 . . . . . . . . . .          12.15         .495          (.161)         .334        .494          --       .494




* Commencement of operations of Class A shares or date Class B shares were first offered Calculated without sales charges
**    Annualized
+ Net of expenses waived or assumed by the investment adviser and/or the transfer agent from the
++    commencement of operations through December 31, 1996.


--------------------------------------------------------------------------------------------------------------------
                                                                      RATIOS / SUPPLEMENTAL DATA
                    ------------------------------------------------------------------------------------------------

                                                                  RATIO TO AVERAGE NET
                                                                      ASSETS BEFORE
                                             RATIO TO AVERAGE      EXPENSES WAIVED OR
                                               NET ASSETS +              ASSUMED
                                             ----------------      ------------------
    NET ASSET                  NET ASSETS
        VALUE                      END OF                      NET                    NET
    ---------    TOTAL             PERIOD               INVESTMENT             INVESTMENT  PORTFOLIO         AVERAGE
          END   RETURN **             (IN    EXPENSES       INCOME  EXPENSES       INCOME   TURNOVER      COMMISSION
    OF PERIOD      (%)         THOUSANDS)         (%)          (%)       (%)          (%)   RATE (%)          RATE++
--------------------------------------------------------------------------------------------------------------------



     $11.55         8.58+            $   475          --           4.36+        4.60+        (.24)+             28
      12.50        14.21               1,540          .13          4.44         1.76         2.81                8
      11.12        (6.20)              1,611          .20          5.45         1.57         4.07               98
      12.47        18.55               1,890          .20          5.58         1.42         4.36               50
      12.29         3.84               1,925          .38          5.24         1.69         3.93               15

      12.48        16.41                  .1         1.00+         4.94+        2.22+        3.68+              50
      12.29         2.93                  36         1.24          4.38         2.55         3.07               15


      $9.99         5.15             $   965          .07          6.71         1.20         5.59               23
      10.56        14.15               1,485          .06          7.76         1.50         6.33               23
      10.95        11.09               4,058          .07          6.94         1.17         5.84                5
      10.93         7.05               6,627          .07          6.99         1.11         5.95               31
      11.43        11.51               9,324          .29          6.50         1.05         5.73               34
      11.87         9.99              13,869          .62          5.83         1.21         5.23               29
      12.66        13.12              20,366          .80          5.09         1.15         4.74               30
      11.30        (5.91)             18,169          .85          5.18         1.20         4.83               57
      12.51        17.34              19,398          .87          5.07         1.22         4.72               70
      12.35         4.23              20,123          .86          4.95         1.19         4.62               33

      12.51        15.30                 282         1.76+         4.33+        2.13+        3.95+              70
      12.35         3.43                 279         1.66          4.15         1.99         3.82               33


     $11.42         6.62+            $   931          --           4.30+        2.48+        1.82+              12
      12.29        13.13               3,747          --           4.94         1.28         3.66               77
      10.87        (6.65)              4,696          .20          5.36         1.39         4.17              135
      12.16        17.99               6,840          .20          5.36         1.23         4.33               36
      12.00         3.68               9,917          .46          4.97         1.26         4.16               21

      12.15        16.00                 342         1.00+         4.72+        2.03+        3.65+              36
      11.99         2.87                 568         1.26          4.17         2.07         3.36               21


                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objective of each Fund is to achieve a high level of interest income which is exempt from Federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state and is not a Tax Preference Item. Each Fund seeks to achieve its objective by investing at least 80% of its total assets in Municipal Instruments, as defined below, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax, state and local income taxes in the states for whose residents the particular Fund is established and is not a Tax Preference Item. See "Municipal Instruments." In the case of the MINNESOTA INSURED TAX FREE FUND, it is intended that such Fund will comply with the requirement that, in order for exempt-interest dividends that are derived from interest income from specified Minnesota sources to be exempt from regular Minnesota personal income tax, 95% or more of the exempt-interest dividends that are paid to all shareholders by the Fund must be derived from such specified Minnesota sources. See "Taxes-Minnesota" for a further discussion of this requirement and of Minnesota legislation enacted in 1995 that provides for the taxation of interest income from such specified Minnesota sources, and of exempt-interest dividends that are derived from such interest income, if certain events occur.

      As used in this Prospectus and in the SAI, "Municipal Instruments" include the following: (1) municipal bonds; (2) private activity bonds or industrial development bonds; (3) certificates of participation ("COPs"); (4) municipal notes; (5) municipal commercial paper; and (6) variable rate demand instruments ("VRDIs").

GENERAL POLICIES

      Each Fund may invest in zero coupon municipal securities. Each Fund may invest up to 25% of its net assets in securities on a "when-issued" basis, which involves an arrangement whereby delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund. Each Fund also may invest up to 20% of its assets, on a temporary basis, in high quality fixed income obligations, the interest on which is subject to Federal and state or local income taxes. Each Fund also may invest up to 10% of its total assets in municipal obligations on which the rate of interest varies inversely with interest rates on other municipal obligations or an index (commonly referred to as inverse floaters) and may acquire detachable call options relating to municipal bonds. Each Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and invest in repurchase agreements. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for more information regarding these securities.

      Although each Fund generally invests in municipal bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P"), each Fund may invest up to 5% of its net assets in lower rated municipal bonds or in unrated municipal bonds deemed to be of comparable quality by the Adviser. See "Debt Securities--Risk Factors." However, in each instance such municipal bonds will be covered by the insurance feature and thus are considered to be of higher quality than lower rated municipal bonds without an insurance feature. See "Insurance" for a discussion of the insurance feature. The Adviser will carefully evaluate on a case-by-case basis whether to dispose of or retain a municipal bond which has been downgraded in rating subsequent to its purchase by a Fund. A description of municipal bond ratings is contained in Appendix A to the SAI.

      Each Fund may invest more than 25% of its total assets in a particular segment of the municipal bond market, such as hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds and university dormitory bonds, during periods when one or more of these segments offer higher yields and/or profit potential. This possible concentration of the assets of a Fund may result in the Fund being invested in securities which are related in such a way that economic, business, political developments, or other changes which would affect one security would probably likewise affect the other securities within that particular segment of the bond market. Such concentration of a Fund's investments could increase market risks, but risk of non-payment of interest when due, or default on the payment of principal, is covered by the insurance feature.

      Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities. Each Fund's investment objective and certain investment policies set forth in the SAI that are designated fundamental policies may not be changed without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

DESCRIPTION OF CERTAIN SECURITIES, OTHER INVESTMENT POLICIES AND RISK FACTORS

GENERAL MARKET RISK


         In addition to the risks associated with particular types of securities, which are discussed below, the Funds are subject to general market risks. Each Fund invests primarily in Municipal Instruments from a particular state. The market risks associated with Municipal Instruments include the possibility that the value of those instruments held by the Funds will fluctuate with movements in interest rates and changes in the perceived creditworthiness of the issuers of those instruments. Municipal Instruments are likely to decline in value in times of rising interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a Municipal Instrument, the more pronounced is the effect of a change in interest rates on the value of the instrument. The market risks associated with concentrating investments in a particular state include a Fund's increased sensitivity to changes in economic conditions or other circumstances that may weaken the capacity of the issuer to make principal and interest payments. A Fund's yield and net asset value per share can be affected by political and economic developments within a particular state, its public authorities and political subdivisions. In addition, new federal, state and local laws, or changes in existing laws, may adversely affect the tax-exempt status of interest on a Fund's portfolio securities or of the exempt-interest dividends paid by a Fund, extend the time for payment of principal or interest or otherwise constrain enforcement of such obligations.


TYPES OF SECURITIES AND THEIR RISKS

      DEBT SECURITIES--RISK FACTORS. The market value of debt securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See Appendix A to the SAI for a description of municipal bond ratings.


      INSURANCE. All municipal bonds in each Fund's portfolio will be insured as to their scheduled payment of principal and interest at the time of purchase either (1) under a Mutual Fund Insurance Policy purchased by Multi-State Insured, on behalf of the Funds, from an independent insurance company; (2) under an insurance policy obtained subsequent to a municipal bond's original issue; or (3) under an insurance policy obtained by the issuer or underwriter of such municipal bond at the time of original issuance. An insured municipal bond in the portfolio of a Fund typically will be covered by only one of the three policies. All three types of insurance policies insure the scheduled payment of all principal and interest on the Funds' municipal bonds as they fall due. The insurance does not guarantee the market value or yield of the insured municipal bonds or the net asset value or yield of the shares of a Fund. Investors should note that while all municipal bonds in which the Funds will invest will be insured, each Fund may invest up to 35% of its total assets in portfolio securities not covered by the insurance feature. Multi-State Insured has purchased a Mutual Fund Insurance Policy from AMBAC Indemnity Corporation ("AMBAC"), a Wisconsin stock insurance company with its principal executive offices in New York City. Under certain circumstances, Multi-State Insured may obtain such insurance from an insurer other than AMBAC, provided such insurer is rated in the top rating category by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch") or any recognized statistical rating organization. Because these insurance premiums are paid by each Fund, a Fund's yield is reduced by this expense. See "Insurance" in the SAI for a detailed discussion of the insurance feature.


      INVERSE FLOATERS. Each Fund may invest in derivative securities on which the rate of interest varies inversely with interest rates on similar securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited. The market value of such securities generally is more volatile than that of a fixed rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Each Fund may invest up to 10% of its net assets in inverse floaters.

      MUNICIPAL INSTRUMENTS

           MUNICIPAL BONDS. Municipal bonds are debt obligations that generally are issued to obtain funds for various public purposes and have a time to maturity, at issuance, of more than one year. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue bonds generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields on municipal bonds depend on, among other things, general money market conditions, condition of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issuer. Generally, the value of municipal bonds varies inversely to changes in interest rates. See Appendix A to the SAI for a description of municipal bond ratings.

           PRIVATE ACTIVITY BONDS OR INDUSTRIAL DEVELOPMENT BONDS. Certain types of revenue bonds, referred to as private activity bonds ("PABs") or industrial development bonds ("IDBs"), are issued by or on behalf of public authorities to obtain funds to provide for various privately operated facilities, such as airports or mass transportation facilities. Most PABs and IDBs are pure revenue bonds and are not backed by the taxing power of the issuing agency or authority. See "Taxes" in the SAI for a discussion of special tax consequences to "substantial users," or persons related thereto, of facilities financed by PABs or IDBs.

           CERTIFICATES OF PARTICIPATION. COPs provide participation interests in lease revenues and each certificate represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. In certain states, COPs constitute a majority of new municipal financing issues. The possibility that a municipality will not appropriate funds for lease payments is a risk of investing in COPs, although this risk is mitigated by the fact that each COP will be covered by the insurance feature. See "Certificates of Participation" in the SAI for further information on COPs.

           MUNICIPAL NOTES. Municipal notes which a Fund may purchase will be principally tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. The obligations are sold by an issuer prior to the occurrence of another revenue producing event to bridge a financial gap for such issuer. Municipal notes are usually general obligations of the issuing municipality. Project notes are issued by housing agencies, but are guaranteed by the U.S. Department of Housing and Urban Development and are secured by the full faith and credit of the United States. Such municipal notes must be rated MIG-1 by Moody's or SP-1 by S&P or have insurance through the issuer or an independent insurance company. A description of municipal note ratings is contained in Appendix B to the SAI.

           VARIABLE RATE DEMAND INSTRUMENTS. VRDIs are Municipal Instruments, the interest on which is adjusted periodically, and which allow the holder to demand payment of all unpaid principal plus accrued interest from the issuer. A VRDI that a Fund may purchase will be selected if it meets criteria established and designed by Multi-State Insured's Board to minimize risk to that Fund. In addition, a VRDI must be rated MIG-1 by Moody's or SP-1 by S&P or insured by the issuer or an independent insurance company. There is a recognized after-market for VRDIs.

           VARIABLE RATE AND FLOATING RATE NOTES. Each Fund may invest in variable rate and floating rate notes, which are derivatives, issued by municipalities. Variable rate notes include master demand notes which are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

           The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the right of the Fund to redeem is dependent on the ability of the borrower to pay agencies.

      RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid securities for purposes of this limitation do not include securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended, which Multi-State Insured's Board of Trustees or the Adviser has determined are liquid under Board-approved guidelines. See the SAI for more information regarding restricted and illiquid securities.

      TAXABLE SECURITIES. Each Fund may invest up to 20% of its assets, on a temporary basis, in high quality fixed income obligations, the interest on which is subject to Federal and state or local income taxes. A Fund may, for example, invest the proceeds from the sale of portfolio securities in taxable obligations pending the investment or reinvestment thereof in Municipal Instruments. A Fund may invest in highly liquid taxable obligations in order to avoid the necessity of liquidating portfolio investments to meet redemptions by Fund investors. Each Fund's temporary investments in taxable securities may consist of: (1) obligations of the U.S. Government, its agencies or instrumentalities; (2) other debt securities rated within the highest grade of S&P or Moody's; (3) commercial paper rated in the highest grade by either of such rating services; and (4) certificates of deposit and letters of credit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

STATE SPECIFIC RISK FACTORS

      Most of the securities in which each Fund invests are issued within that Fund's state. Thus, each Fund's yield and share price stability are closely tied to conditions within that state and to the financial conditions of that state, its authorities and municipalities. In addition, economic developments within a single state or region could have a greater impact on a Fund's portfolio than on an investment portfolio composed of securities of more geographically diverse issuers.

      Each Fund seeks to mitigate these potential risks through careful credit risk analysis and the use of insurance, as previously discussed. Summaries of certain relevant information regarding each applicable state's economy are set forth below. For an expanded discussion, see "State Specific Risk Factors" in the SAI.


      RISK FACTORS FOR THE ARIZONA FUND. Arizona's economy has recovered from the difficulties caused in the late 1980's by a severe drop in real estate values and a lack of stability of Arizona-based financial institutions which caused many such institutions to be placed under control of the Resolution Trust Corporation. Although, the border counties, and especially the City of Tucson, have been adversely affected by the devaluation of the peso and the subsequent instability in the Mexican economy, the Arizona economy has generally performed above the national average in recent years.

      In 1995, taxpayers filed a complaint against a school district in Maricopa County, Arizona concerning the manner in which constitutional and statutory debt limits applicable to Arizona school districts are calculated. Specifically, these citizens argued that the school district's outstanding principal amount of bonds, together with premium received in connection with the issuance of such bonds, should be used in such calculations. In 1996, the Superior Court of Maricopa County entered a judgment in favor of the taxpayers and concluded that the premium to be treated as debt is determined on the amount that the underwriter pays to a district for such bonds and not the amount for which the underwriter resells such bonds. The judgment was not appealed by the effected district. As a result of the judgment, it is not clear if all or part of any premium received by a school district is subject to constitutional and statutory debt limits. The Superior Court's judgment and any proceedings with respect thereto or proceedings in subsequent cases could have potential adverse consequences including an adverse impact on the secondary market for debt securities.

      In 1994, the Supreme Court of Arizona ruled that the State of Arizona's statutory financing scheme for public education was not in compliance with the Arizona Constitution and directed the Arizona Legislature to revise the statutory financing scheme for public education to bring it into compliance. The Supreme Court further ordered that this ruling would have prospective application only, that the public school system should continue under existing statutes, and that bonded indebtedness incurred under the existing statutes, as long as they are in effect, are valid and enforceable. In an effort to respond to the Supreme Court's decision, the Arizona Legislature established a school capital equity fund (the "School Fund") with an initial appropriation of $30 million and a subsequent appropriation of $70 million. The School Fund is available to school districts that meet certain established criteria. On January 15, 1997, the Supreme Court of Arizona ruled that (i) the creation of the School Fund does not cure the State's statutory finance scheme and (ii) the legislature must adopt a constitutional funding system by June 30, 1998. If a constitutional funding system is not adopted by June 30, 1998, the State Superintendent of Public Instruction and State Board of Education will not be permitted to distribute funds to the schools of the State. If the State Superintendent of Public Instruction and State Board of Education do not distribute funds to the school districts as ordered by the Supreme Court, certain school districts may experience severe adverse financial consequences that may adversely affect the market value of bonds and may, if severe enough, cause the bankruptcy or insolvency of such districts and affect timely payment of certain bonds.

      In an attempt to further respond to the Supreme Court's decision, the Arizona Legislature provided additional funding to the School Fund and established the "Assistance to Build Classrooms Fund" (the "ABC Fund") to assist school districts that do not meet a minimum level of capital funding on a per student basis. The legislation establishing the ABC Fund also provides limits on a school district's general obligation bonding capacity. In establishing the ABC Fund, the Arizona Legislature has attempted to reduce the capital funding disparity between the poor school districts and the wealthy school districts and thereby comply with the Supreme Court's decision. There can be no assurance that the ABC Fund brings Arizona's statutory financing scheme for public education into compliance with the Arizona Constitution.

      RISK FACTORS FOR THE CALIFORNIA FUND. California's economy is the largest among the fifty states. While California's substantial population growth during the 1980s stimulated local economic growth, it also increased demands on state services. During the early 1990's, population growth slowed, even while substantial immigration continued, due to the fact that a significant number of Californians have left the area. In 1994, California began to emerge from a severe recession which began in 1990, the worst since the 1930s. In late 1994, California's unemployment rate began to decline, stabilizing at a rate of 7.6% in early 1996 from a rate of 10.1% in January, 1994. In February, 1996, the unemployment rate was 7.6%. In February, 1997, the rate declined to 6.5%, the lowest jobless rate since October, 1990. Although the state's employment is growing faster than the nation's, its unemployment rate remains above the natural rate, in particular in some key urban areas. As a result of the recession of the early 1990's, California experienced recurring budget deficits. The foregoing difficulties resulted in deteriorating credit ratings for California's general obligation bonds in recent years. In 1994, Moody's lowered the state's general obligations' rating from Aa to A1 where it has remained. In July, 1996, S&P raised its rating to A-plus from A, as did Fitch. Despite improvements in the state's economy, these ratings are not expected to improve materially until the state increases its relatively low reserves.

      In December, 1994, the County of Orange, California ("Orange County") and the Orange County Investment Pools (an instrumentality of Orange County) (the "Pool") filed for protection under Chapter 9 of the U.S. Bankruptcy Code. Pool losses are estimated to be $1.64 billion, but the final dollar amount of Pool losses will not be known until the assets of the Pool are liquidated. The Federal Bankruptcy Court approved the Pool's motion to liquidate the investments in the Pool, but there is no guarantee that the liquidation will be completed within the time frame initially approved, or of the result of such liquidation. The CALIFORNIA FUND holds securities of certain agencies that invested in the Pool, including the Orange County Transportation Authority ("OCTA") and the South Orange County Public Finance Authority ("SOCPA"). At this time, there is no market in these securities, and if a market develops, there is no guarantee that the entire amount of the CALIFORNIA FUND'S initial investment in these securities, or past due interest, if any, will be recovered. It is not possible at this time to determine whether potential losses exceed those announced or to determine if the CALIFORNIA FUND holds investments in any jurisdiction that may suffer financial losses such as Orange County's or may file for bankruptcy. It also is not currently possible to determine the impact of these fiscal and other developments on the ability of California issuers to pay interest or repay principal on their obligations.

RISK FACTORS FOR THE COLORADO FUND. The State of Colorado issues no general obligation bonds secured by the full faith and credit of the State due to limitations contained in the State constitution. Several agencies and instrumentalities of State government, however, are authorized by statute to issue bonds secured by revenue from specific projects and activities. Additionally, the State currently is authorized to issue short-term revenue anticipation notes. The major revenue sources for most of the nearly 2000 local governments that can issue debt instruments are the ad valorem property tax levied at the local level and sales and use taxes. In 1995, the last year for which such information is presently available, the assessed valuation of all real and personal property subject to taxation in Colorado increased approximately 8.8% from 1994 levels due to the continued growth in market values for real property in the State. Sales and use taxes collected at the local level from January 1, 1996 through December 31, 1996 increased approximately 7.4% over those collected for the year of 1995.

      A 1992 amendment to the State Constitution (the "TABOR Amendment") restricts growth of State and local government spending to the rate of inflation plus a growth factor (measured by population, school enrollment or construction, depending on the governmental entity); and requires voter approval of (a) all new taxes or tax increases and (b) the issuance of most types of debt. Though the TABOR Amendment is not expected to have an immediate effect on the credit quality of State and local governments, it will likely reduce the financial flexibility of all levels of government in Colorado over time. In particular, local governments dependent on taxes on residential property are being squeezed between the TABOR Amendment requirements of voter approval for increased mill levies and an earlier State Constitutional amendment (the "Gallagher Amendment") which has had the effect of lowering the assessment rate on residential property from 21% to 10.36% over the past 10 years. Younger or rapidly growing municipalities with large infrastructure requirements may have particular difficulty finding the revenues needed to finance their growth.

         RISK FACTORS FOR THE MICHIGAN FUND. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The durable goods manufacturing sector in Michigan and in other states tends to be more vulnerable to economic downturns and the component industries have been characterized as having excess capacity, resulting in plant closings and permanent reductions in the workforce, many of which have occurred in Michigan. Although the Michigan unemployment rate has recently been lower than the national unemployment rate, over the last ten years the Michigan unemployment rate has been typically much higher than the national average. The market value and marketability of bonds issued by the State and local units of government may be affected adversely by the same factors that affect Michigan's economy generally. The ability of the State and its local units of government to pay the principal of and the interest on their bonds may be affected by such factors, by the possibility of an unfavorable resolution of lawsuits against the State in the areas of corrections, highway maintenance, social services, court funding, tax collection, and budgetary reductions to school districts, and by certain constitutional, statutory and charter limitations.

      RISK FACTORS FOR THE MINNESOTA FUND. Minnesota's emergence as a regional center is evidenced by employment growth in the trade, finance, insurance and service industries. Medical equipment, business services, printing and publishing and agriculture continue to be important components of Minnesota's economy. The iron ore industry has declined economically because of overcapacity and exhaustion of the high-grade resource in Minnesota. Minnesota's economy has become less dependent on the resource-based industries, and more dependent on other forms of manufacturing. Economic difficulties and the resultant impact on state and local government finances may adversely affect the market value of obligations in the portfolio of the MINNESOTA FUND or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

      RISK FACTORS FOR THE MISSOURI FUND. Missouri operates from a General Revenue Fund which includes funds received from tax revenues and federal grants. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the state will continue. Missouri is barred by its constitution from issuing debt instruments to fund government operations. The state is, however, authorized to issue general obligation or revenue bonds to finance or refinance the cost of capital projects upon approval by the voters. Repayments of general obligation bonds are made from the General Revenue Fund. Therefore, if the state is unable to increase its tax revenues, the state's ability to make payments on the existing general obligation bonds may be adversely affected. Repayments of revenue bonds are generally limited to the revenues from particular projects. The state may, however, enact a tax specifically to repay the state's revenue bonds. No assurances can be given that the state will receive sufficient revenues from the projects or from taxes to make the required payments on such bonds. The information contained herein is not intended to be a complete discussion of all relevant risk factors for the MISSOURI FUND, and there may be other factors not discussed herein that may adversely affect the repayment and value, of debt obligations of the State of Missouri and its local governmental entities.

      RISK FACTORS FOR THE OHIO FUND. The OHIO FUND is susceptible to general or particular political, economic or regulatory factors that may affect issuers of Ohio obligations. Generally, the creditworthiness of Ohio obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy. In prior years, the state's overall unemployment rate was commonly somewhat higher than the national figure. However, for the last six years the state rates were below the national rates. The unemployment rate and its effects vary among geographic areas of the state.

      RISK FACTORS FOR THE OREGON FUND. Oregon's economy historically has relied heavily on the timber industry which is particularly vulnerable to recessionary cycles and to pressures from environmental groups. The federal government is developing and implementing a plan to restore native salmon runs in the Pacific Northwest which will involve restrictions on the use of dams to generate electricity on some of Oregon's major rivers; it is uncertain how the salmon recovery plan may impact the economy through utility rate increases. In 1990, Oregon voters approved Measure 5, a property tax limitation measure that puts a cap on local ad valorem property taxes, and in 1996 voters approved Measure 47, which reduces most property taxes by ten percent and limits future increases. Because of the State's need to replace lost tax revenues, Measures 5 and 47 could adversely affect the State's credit rating, causing the State to pay a higher interest rate on the money it borrows. There is a relatively inactive trading market for municipal instruments of Oregon issuers in other than general obligations of the State; if the Oregon Fund were forced to sell a large volume of these instruments for any reason, the value of the OREGON FUND'S portfolio may be adversely affected.


      GENERAL. There can be no assurances that future national, regional or state-wide economic developments will not adversely affect the market value of Municipal Instruments held by a Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations. In addition, there can be no assurances that future court decisions or legislative actions will not affect the ability of the issuer of a Municipal Instrument to repay its obligations or the tax status of a Fund's distributions relating to investments in Municipal Instruments.

                           ALTERNATIVE PURCHASE PLANS

      Each Fund has two classes of shares, Class A and Class B, which represent interests in the same portfolio of securities and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class (i) is subject to a different sales charge and bears its separate distribution and certain other class expenses; (ii) has exclusive voting rights with respect to matters affecting only that class; and (iii) has different exchange privileges.

      CLASS A SHARES. Class A shares are sold with an initial sales charge of up to 6.25% of the offering price with discounts available for volume purchases. Class A shares pay a 12b-1 fee at the annual rate of 0.30% of each Fund's average daily net assets attributable to Class A shares, of which no more than 0.25% may be paid as a service fee and the balance thereof paid as an asset-based sales charge. The initial sales charge is waived for certain purchases and a contingent deferred sales charge ("CDSC") may be imposed on such purchases. See "How to Buy Shares."

      CLASS B SHARES. Class B shares are sold without an initial sales charge, but are generally subject to a CDSC which declines in steps from 4% to 0% during a six-year period and bear a higher 12b-1 fee than Class A shares. Class B shares pay a 12b-1 fee at the annual rate of 1.00% of each Fund's average daily net assets attributable to Class B shares, of which no more than 0.25% may be paid as a service fee and the balance thereof paid as an asset-based sales charge. Class B shares automatically convert into Class A shares after eight years. See "How to Buy Shares."

      FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which alternative is most suitable, an investor should consider several factors, as discussed below. Regardless of whether an investor purchases Class A or Class B shares, your Representative, as defined under "How to Buy Shares," receives compensation for selling shares of a Fund, which may differ for each class.

      The principal advantages of purchasing Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges which are not offered to Class B shareholders. If an investor plans to make a substantial investment, the sales charge on Class A shares may either be lower due to the reduced sales charges available on volume purchases of Class A shares or waived for certain eligible purchasers. Because of the reduced sales charge available on quantity purchases of Class A shares, it is recommended that investments of $250,000 or more be made in Class A shares. Investments in excess of $1,000,000 will only be accepted as purchases of Class A shares. Distributions paid by each Fund with respect to Class A shares will also generally be greater than those paid with respect to Class B shares because expenses attributable to Class A shares will generally be lower.

      The principal advantage of purchasing Class B shares is that, since no initial sales charge is paid, all of an investor's money is put to work from the outset. Furthermore, although any investment in a Fund should only be viewed as a long-term investment, if a redemption must be made soon after purchase, an investor will pay a lower sales charge than if Class A shares had been purchased. Conversely, because Class B shares are subject to higher asset-based sales charges, long-term Class B shareholders may pay more in asset-based sales charges than the economic equivalent of the maximum sales charge on Class A shares. The automatic conversion of Class B shares into Class A shares after eight years is designed to reduce the probability of this occurring.

                                HOW TO BUY SHARES

      You may buy shares of a Fund through a First Investors registered representative ("FIC Representative") or through a registered representative ("Dealer Representative") of an unaffiliated broker-dealer ("Dealer") which is authorized to sell shares of a Fund. Your FIC Representative or Dealer Representative (each, a "Representative") may help you complete and submit an application to open an account with a Fund. Certain accounts may require additional documentation. Applications accompanied by checks drawn on U.S. banks made payable to "FIC" and received in FIC's Woodbridge offices by the close of regular trading on the NYSE, generally 4:00 P.M. (New York City time), will be processed and shares will be purchased at the public offering price determined at the close of regular trading on the NYSE on that day. Orders received by Representatives before the close of regular trading on the NYSE and received by FIC at their Woodbridge offices before the close of its business day, generally 5:00 P.M. (New York City time), will be executed at the public offering price determined at the close of regular trading on the NYSE on that day. It is the responsibility of Representatives to promptly transmit orders they receive to FIC. The "public offering price" is the net asset value plus the applicable sales charge for Class A shares and the net asset value for Class B shares. For a discussion of pricing practices when FIC's Woodbridge offices are unable to open for business due to an emergency, see the SAI. Each Fund reserves the right to reject any application or order for its shares for any reason and to suspend the offering of its shares.

      WHEN YOU OPEN A FUND ACCOUNT, YOU MUST SPECIFY WHICH CLASS OF SHARES YOU WISH TO PURCHASE. If you do not specify which class of shares you wish to purchase, your order will be processed according to procedures established by FIC. For more information, see the SAI.

      INITIAL INVESTMENT IN A FUND. You may open a Fund account with as little as $1,000. This account minimum is waived if you open an account for a particular class of shares through a full exchange of shares of the same class of another "Eligible Fund," as defined below. Class A share accounts opened through an exchange of shares from First Investors Cash Management Fund, Inc. or First Investors Tax-Exempt Money Market Fund, Inc. (collectively, "Money Market Funds") may be subject to an initial sales charge. Automatic investment plans allow you to open an account with as little as $50, provided you invest at least $600 a year. See "Systematic Investing."

      ADDITIONAL PURCHASES. After you make your first investment in a Fund, you may purchase additional shares of a Fund by mailing a check made payable to FIC, directly to First Investors Corporation, 581 Main Street, Woodbridge, NJ 07095-1198, Attn: Dept. CP. Include your account number on the face of the check. There is no minimum on additional purchases of Fund shares.

      ELIGIBLE FUNDS. With respect to certain shareholder privileges noted in this Prospectus and the SAI, each fund in the First Investors family of funds, except as noted below, is an "Eligible Fund" (collectively, "Eligible Funds"). First Investors Special Bond Fund, Inc., First Investors Life Series Fund and First Investors U.S. Government Plus Fund are not Eligible Funds. The Money Market Funds, unless otherwise noted, are not Eligible Funds. The funds of Executive Investors Trust ("Executive Investors") are Eligible Funds provided the shares of any such fund either have been (a) acquired through an exchange from an Eligible Fund which imposes a maximum sales charge of 6.25%, or (b) held for at least one year from their date of purchase.

      SYSTEMATIC INVESTING. Shareholders who have an account with a U.S. bank, or other financial institution that is an Automated Clearing House member, may arrange for automatic investments in a Fund on a systematic basis through First Investors Money Line and through automatic payroll investments. You may also elect to invest in Class A or Class B shares of a Fund at net asset value all the cash distributions or Systematic Withdrawal Plan payments from the same class of shares of an existing account in another Eligible Fund. If you wish to participate in any of these systematic investment plans, please call Shareholder Services at 1-800-423-4026 or see the SAI.


      FUND/SERV PURCHASES. If there is a Dealer of record on your Fund account, the Fund is authorized to execute electronic purchase orders received directly from this Dealer. Electronic purchase orders may be processed through the services of the National Securities Clearing Corp. ("NSCC") "Fund/SERV" system. Purchase orders received by a Dealer before the close of regular trading on the NYSE and received by FIC at its Woodbridge offices in accordance with NSCC rules and procedures will be executed at the net asset value, plus any applicable sales charge, determined at the close of regular trading on the NYSE on that day. It is the responsibility of the Dealer to transmit purchase orders to FIC promptly and accurately. FIC will not be liable for any change in the purchase price due to the failure of FIC to receive such purchase orders. Any such disputes must be settled between you and the Dealer.


      CLASS A SHARES. Class A shares of each Fund are sold at the public offering price, which will vary with the size of the purchase, as shown in the following table:

                                     SALES CHARGE AS % OF        CONCESSION TO
                                  OFFERING        NET AMOUNT     DEALERS AS % OF
AMOUNT OF INVESTMENT                PRICE          INVESTED      OFFERING PRICE
--------------------              ---------     --------------   ---------------
Less than $25,000................   6.25%            6.67%          5.13%
$25,000 but under $50,000........   5.75             6.10           4.72
$50,000 but under $100,000.......   5.50             5.82           4.51
$100,000 but under $250,000......   4.50             4.71           3.69
$250,000 but under $500,000......   3.50             3.63           2.87
$500,000 but under $1,000,000....   2.50             2.56           2.05

      There is no sales charge on transactions of $1 million or more. Additionally, there is no sales charge on purchases that qualify for the Cumulative Purchase Privilege if they total at least $1 million or on purchases made pursuant to a Letter of Intent in the minimum amount of $1 million. The
Underwriter will pay from its own resources a sales commission to FIC Representatives and a concession equal to 0.90% of the amount invested to Dealers on such purchases. If shares are redeemed within 24 months of purchase a CDSC of 1.00% will be deducted from the redemption proceeds. The CDSC will be applied in the same manner as the CDSC on Class B shares. See "Class B Shares."

      CUMULATIVE PURCHASE PRIVILEGE AND LETTER OF INTENT. You may purchase Class A shares of a Fund at a reduced sales charge through the Cumulative Purchase Privilege or by executing a Letter of Intent. For more information, see the SAI, call your Representative or call Shareholder Services at 1-800-423-4026.


      WAIVERS OF CLASS A SALES CHARGES. Sales charges on Class A shares do not apply to: (1) any purchase by an officer, director, trustee or employee (who has completed the introductory employment period) of the Multi-State Insured, the Underwriter, the Adviser, or their affiliates, by a Representative, or by the spouse, or by the children and grandchildren under the age of 21 of any such person; (2) any purchase by a former officer, director, trustee or employee of Multi-State Insured, the Underwriter, the Adviser, or their affiliates, or by a former FIC Representative; provided they had acted as such for at least five years and had retired or otherwise terminated the relationship in good standing;
(3) any reinvestment of the loan repayments by a participant in a loan program of any First Investors sponsored qualified retirement plan; and (4) a purchase with proceeds from the liquidation of a First Investors Life Variable Annuity Fund A contract or a First Investors Life Variable Annuity Fund C contract during the one-year period preceding the maturity date of the contract.


      Additionally, policyholders of participating life insurance policies issued by First Investors Life Insurance Company ("FIL"), an affiliate of the Adviser and Underwriter, may elect to invest dividends earned on such policies in Class A shares of a Fund at net asset value, provided the annual dividend is at least $50 and the policyholder has an existing account with the Fund.

      Holders of certain unit trusts ("Unitholders") who have elected to invest the entire amount of cash distributions from either principal, interest income or capital gains or any combination thereof ("Unit Distributions") from the following trusts may invest such Unit Distributions in Class A shares of a Fund at a reduced sales charge. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merritt Inc. (the "New York Trust");

Unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc.; and Unitholders of various series of the Municipal Insured National Trust, J.C. Bradford & Co. as agent, may purchase Class A shares of a Fund with Unit Distributions at an offering price which is the net asset value per share plus a sales charge of 1.5%. Unitholders of various series of tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may purchase Class A shares of a Fund with Unit Distributions at an offering price which is the net asset value per share plus a sales charge of 1.0%. Each Fund's initial minimum investment requirement is waived for purchases of Class A shares with Unit Distributions. Shares of a Fund purchased by Unitholders may be exchanged for Class A shares of any Eligible Fund subject to the terms and conditions set forth under "How to Exchange Shares."

      CLASS B SHARES. The public offering price of Class B shares of each Fund is the next determined net asset value, with no initial sales charge imposed. A CDSC, however, is imposed upon most redemptions of Class B shares at the rates set forth below:

                                              CONTINGENT DEFERRED SALES CHARGE
            YEAR SINCE PURCHASE              AS A PERCENTAGE OF DOLLARS INVESTED
               PAYMENT MADE                        OR REDEMPTION PROCEEDS

         First..............................                4%
         Second.............................                4
         Third..............................                3
         Fourth.............................                3
         Fifth..............................                2
         Sixth..............................                1
         Seventh and thereafter.............                0

      The CDSC will not be imposed on (1) the redemption of Class B shares acquired as dividends or other distributions, or (2) any increase in the net asset value of redeemed shares above their initial purchase price (in other words, the CDSC will be imposed on the lower of net asset value or purchase price). In determining whether a CDSC is payable on any redemption, it will be assumed that the redemption is made first of any Class B shares acquired as dividends or distributions, second of Class B shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares and finally of Class B shares held longest during the period of time that a CDSC is applicable to such shares. This will result in you paying the lowest possible CDSC.

      As an example, assume an investor purchased 100 shares of Class B shares at $10 per share for a total cost of $1,000 and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares as dividends. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC charge because redemptions are first made of shares acquired through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4.00% (the applicable rate in the second year after purchase).

      For purposes of determining the CDSC on Class B shares, all purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The holding period of Class B shares acquired through an exchange with another Eligible Fund will be calculated from the first business day of the month that the Class B shares were initially acquired in the other Eligible Fund. The amount of any CDSC will be paid to FIC. The CDSC imposed on the purchase of Class B shares will be waived under certain circumstances. See "Waivers of CDSC on Class B Shares" in the SAI.

      CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares approximately eight years after the date of purchase, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month following the month in which the eighth anniversary of the purchase of the Class B shares occurs. If a shareholder effects one or more exchanges between Class B shares of the Eligible Funds during the eight-year period, the holding period for the shares so exchanged will commence upon the date of the purchase of the original shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted. See "Determination of Net Asset Value."

      GENERAL. The Underwriter may at times agree to reallow to Dealers up to an additional 0.25% of the dollar amount of shares of the Funds and/or certain other First Investors Funds sold by such Dealers during a specific period of time. From time to time, the Underwriter also will pay, through additional reallowances or other sources, a bonus or other compensation to Dealers that employ a Dealer Representative who sells a minimum dollar amount of the shares of the Funds and/or certain other First Investors Funds during a specific period of time. Such bonus or other compensation may take the form of reimbursement of certain seminar expenses, co-operative advertising, or payment for travel expenses, including lodging incurred in connection with trips taken by qualifying Dealer Representatives to the Underwriter's principal office in New York City. FIC Representatives generally are more highly compensated for sales of First Investors mutual funds than for sales of other mutual funds.

                             HOW TO EXCHANGE SHARES

      Should your investment needs change, you may exchange, at net asset value, shares of a Fund for shares of any Eligible Fund, including the Money Market Funds. In addition, Class A shares of a Fund may be exchanged at net asset value for units of any single payment plan ("plan") sponsored by the Underwriter. SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS OF ANOTHER FUND. Exchanges can only be made into accounts registered to identical owners. If your exchange is into a new account, it must meet the minimum investment and other requirements of the fund or plan into which the exchange is being made. Additionally, the fund or plan must be available for sale in the state where you reside. Before exchanging Fund shares for shares of another fund or plan, you should read the Prospectus of the fund or plan into which the exchange is to be made. You may obtain Prospectuses and information with respect to which funds or plans qualify for the exchange privilege free of charge by calling Shareholder Services at 1-800-423-4026. Exchange requests received in "good order," as defined below, by the Transfer Agent before the close of regular trading on the NYSE will be processed at the net asset value determined as of the close of regular trading on the NYSE on that day; exchange requests received after that time will be processed on the following trading day.

      EXCHANGES BY MAIL. To exchange shares by mail, you should mail requests to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. Shares will be exchanged after the request is received in "good order" by the Transfer Agent. "Good order" means that an exchange request must include: (1) the names of the funds, account number(s), the dollar amount, number of shares or percentage of the account you wish to exchange; (2) share certificates, if issued; (3) the signature of all registered owners exactly as the account is registered; and (4) signature guarantees, if required (see "How to Redeem Shares-Signature Guarantees"). If the request is not in good order or information is missing, the Transfer Agent will seek additional information from you and process the exchange on the day it receives such information. Certain account registrations may require additional legal documentation in order to exchange. To review these requirements, please call Shareholder Services at 1-800-423-4026.

      EXCHANGES BY TELEPHONE.  See "Telephone Transactions."

      ADDITIONAL EXCHANGE INFORMATION. Exchanges should be made for investment purposes only. A pattern of frequent exchanges may be contrary to the best interests of a Fund's other shareholders. Accordingly, each Fund has the right, at its sole discretion, to limit the amount of an exchange, reject any exchange, or, upon 60 days' notice, materially modify or discontinue the exchange privilege. Each Fund will consider all relevant factors in determining whether a particular frequency of exchanges is contrary to the best interests of the Fund and/or a class of the Fund and its other shareholders. Any such restriction will be made by a Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.

                              HOW TO REDEEM SHARES

      You may redeem your Fund shares at the next determined net asset value, less any applicable CDSC, on any day the NYSE is open, directly through the Transfer Agent. Your Representative may help you with this transaction. Shares may be redeemed by mail or telephone. Certain account registrations may require additional legal documentation in order to redeem. Redemption requests received in "good order" by the Transfer Agent before the close of regular trading on the NYSE, will be processed at the net asset value, less any applicable CDSC, determined as of the close of regular trading on the NYSE on that day. Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen days. For a discussion of pricing practices when FIC's Woodbridge offices are unable to open due to an emergency, see the SAI.

      REDEMPTIONS BY MAIL. Written redemption requests should be mailed to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. For your redemption request to be in good order, you must include:
(1) the name of the Fund; (2) your account number;

(3) the dollar amount, number of shares or percentage of the account you want redeemed; (4) share certificates, if issued; (5) the original signatures of all registered owners exactly as the account is registered; and (6) signature guarantees, if required. If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information. To review these requirements, please call Shareholder Services at 1-800-423-4026.

      SIGNATURE GUARANTEES. In order to protect you, the Funds and their agents, each Fund reserves the right to require signature guarantees in order to process certain exchange or redemption requests. See the SAI or call Shareholder Services at 1-800-423-4026 for instances when signature guarantees are required.

      REDEMPTIONS BY TELEPHONE.  See "Telephone Transactions."


      ELECTRONIC FUND TRANSFER. Shareholders who have established Electronic Fund Transfer may have redemption proceeds electronically transferred to a predesignated bank account. Each Fund has the right, at its sole discretion, to limit or terminate your ability to exercise the electronic fund transfer privilege at any time. For additional information, see the SAI. Applications to establish Electronic Fund Transfer are available from your FIC Representative or by calling Shareholder Services at 1-800-423-4026.

      FUND/SERV REDEMPTIONS. If there is a Dealer of record on your Fund account, the Fund is authorized to execute electronic redemption requests received directly from this Dealer. Electronic requests may be processed through the services of the NSCC "Fund/SERV" system. Redemption requests received by a Dealer before the close of regular trading on the NYSE and received by FIC at its Woodbridge offices in accordance with NSCC rules and procedures will be executed at the net asset value, less any applicable sales charge, determined at the close of regular trading on the NYSE on that day. It is the responsibility of the Dealer to transmit redemption requests to FIC promptly and accurately. FIC will not be liable for any change in the redemption price due to the failure of FIC to receive such redemption requests. Any such disputes must be settled between you and the Dealer.


      SYSTEMATIC WITHDRAWAL PLAN. If you own noncertificated shares, you may set up a plan for redemptions to be made automatically at regular intervals. See the SAI for more information on the Systematic Withdrawal Plan or call Shareholder Services at 1-800-423-4026.

      REINVESTMENT AFTER REDEMPTION. If you redeem Class A or Class B shares in your Fund account, you can reinvest within six months from the date of redemption all or any part of the proceeds in shares of the same class of the same Fund or any other Eligible Fund, including the Money Market Funds, at net asset value, on the date the Transfer Agent receives your purchase request. For more information on the reinvestment privilege, please see the SAI or call Shareholder Services at 1-800-423-4026.

      REPURCHASE THROUGH UNDERWRITER. You may redeem Fund shares through a Dealer. In this event, the Underwriter, acting as agent for each Fund, will offer to repurchase or accept an offer to sell such shares at a price equal to the net asset value next determined after the making of such offer, less any applicable CDSC. The Dealer may charge you an added commission for handling any redemption transaction.

      REDEMPTION OF LOW BALANCE ACCOUNTS. Because each Fund incurs certain fixed costs in maintaining shareholder accounts, each Fund may redeem without your consent, on at least 60 days' prior written notice (which may appear on your account statement), any Fund account of Class A or Class B shares which has a net asset value of less than $500. To avoid such redemption, you may, during such 60-day period, purchase additional Fund shares of the same class so as to increase your account balance to the required minimum. There will be no CDSC imposed on such redemptions of Class B shares. A Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value. Accounts established under a Systematic Investment Plan that have been discontinued prior to meeting the $1,000 minimum are subject to this policy.

      Additional information concerning how to redeem shares of a Fund is available upon request to your Representative or Shareholder Services at 1-800-423-4026.

                             TELEPHONE TRANSACTIONS

      Unless you specifically decline to have telephone privileges, you, or any person who we reasonably believe is authorized to act on your behalf, may redeem or exchange noncertificated shares of a Fund by calling the Special Services Department at 1-800-342-6221 weekdays (except holidays) between 9:00 A.M. and 5:00 P.M. (New York City time). Certain accounts, however, are required to complete additional documents in order to activate telephone privileges. Exchange or redemption requests received before the close of regular trading on the NYSE will be processed at the net asset value, less any applicable CDSC, determined as of the close of business on that day. For more information on telephone privileges, please call Shareholder Services at 1-800-423-4026 or see the SAI.

      TELEPHONE EXCHANGES. Exchange requests may be made by telephone (for shares held on deposit only). Telephone exchanges to Money Market Funds are not available if your address of record has changed within 60 days prior to the exchange request.

      TELEPHONE REDEMPTIONS. The telephone redemption privilege may be used provided: (1) the redemption proceeds are being mailed to the address of record or to a predesignated bank account; (2) your address of record has not changed within the past 60 days; (3) the shares to be redeemed have not been issued in certificate form; (4) each redemption does not exceed $50,000; and (5) the proceeds of the redemption, together with all redemptions made from the account during the prior 30-day period, do not exceed $100,000. TELEPHONE REDEMPTION INSTRUCTIONS WILL BE ACCEPTED FROM ANY ONE OWNER OR AUTHORIZED INDIVIDUAL.

      ADDITIONAL INFORMATION. Multi-State Insured, the Adviser, the Underwriter and their officers, trustees, directors and employees will not be liable for any loss, damage, cost or expense arising out of any instruction (or any interpretation of such instruction) received by telephone or which they reasonably believe to be authentic. This policy places the entire risk of loss for unauthorized or fraudulent transactions on the shareholder, except that if the above-referenced parties do not follow reasonable procedures, some or all of them may be liable for any such losses.

For more information on telephone transactions see the SAI. The Funds have the right, at their sole discretion, upon 60 days' notice, to materially modify or discontinue the telephone exchange and redemption privilege. During times of drastic economic or market changes, telephone exchanges or redemptions may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, your exchange or redemption request may be made by regular or express mail, and it will be implemented at the next determined net asset value, less any applicable CDSC, following receipt by the Transfer Agent.

                                   MANAGEMENT

      BOARD OF TRUSTEES. Multi-State Insured's Board of Trustees, as part of its overall management responsibility, oversees various organizations responsible for each Fund's day-to-day management.

      ADVISER. First Investors Management Company, Inc. supervises and manages each Fund's investments, determines each Fund's portfolio transactions and supervises all aspects of each Fund's operations. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. The Adviser presently acts as investment adviser to 14 mutual funds. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of FIC and the Transfer Agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


      As compensation for its services, the Adviser receives an annual fee from each of the Funds, which is payable monthly. For the fiscal year ended December 31, 1996, the advisory fees paid by each Fund, as a percentage of such Fund's average daily net assets, net of waivers, were as follows: ARIZONA FUND - 0.30%; CALIFORNIA FUND - 0.50%; COLORADO FUND - 0.15%; MICHIGAN FUND - 0.50%; MINNESOTA FUND - 0.29% MISSOURI FUND - 0.15%; OHIO FUND - 0.48% and OREGON FUND - 0.24%.


      PORTFOLIO MANAGER. Clark D. Wagner has been Portfolio Manager of Multi-State Insured since he joined FIMCO in 1991. Mr. Wagner is also Portfolio Manager for all of the First Investors municipal bond funds. Mr. Wagner is also Portfolio Manager for Government Fund, Target Maturity 2007 Fund and Target Maturity 2010 Fund of First Investors Life Series Fund and First Investors
Government Fund, Inc. Mr. Wagner is also responsible for the day-to-day management of the U.S. Government and mortgage-backed securities portion of Total Return Fund of First Investors Series Fund. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.


      BROKERAGE. Each Fund may allocate brokerage commissions, if any, to broker-dealers in consideration of Fund share distribution, but only when execution and price are comparable to that offered by other broker-dealers. Brokerage may be directed to brokers who provide research. See the SAI for more information on allocation of portfolio brokerage.

      UNDERWRITER. Multi-State Insured has entered into an Underwriting Agreement with First Investors Corporation, 95 Wall Street, New York, NY 10005, as Underwriter. The Underwriter receives all sales charges in connection with the sale of each Fund's Class A shares and all CDSCs in connection with each Fund's Class B shares and may receive other payments under a plan of distribution. See "How to Buy Shares" and "Distribution Plans."

                               DISTRIBUTION PLANS

      Pursuant to separate distribution plans pertaining to each Fund's Class A and Class B shares ("Class A Plan" or "Class B Plan," and collectively, "Plans"), each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares
("distribution fees") and the servicing or maintenance of existing Fund shareholder accounts ("service fees"). Pursuant to the Plans, distribution fees are paid for activities relating to the distribution of Fund shares, including costs of printing and dissemination of sales material or literature, prospectuses and reports used in connection with the sale of Fund shares. Service fees are paid for the ongoing maintenance and servicing of existing shareholder accounts, including payments to Representatives who provide shareholder liaison services to their customers who are holders of that Fund, provided they meet certain criteria.

      Pursuant to each Class A Plan, Multi-State Insured's Board of Trustees, in its sole discretion, may periodically allocate the portion of distribution fees and services fees that each Fund may spend, provided the aggregate of such fees paid by that Fund may not exceed an annual rate of 0.30% of the Fund's average daily net assets attributable to Class A shares in any one fiscal year. Of that amount, no more than 0.25% of a Fund's average daily net assets attributable to Class A shares may be paid as service fees. Payments made to the Underwriter under each Class A Plan may only be made for reimbursement of specific expenses incurred in connection with distribution and service activities.

      Pursuant to each Class B Plan, each Fund is authorized to pay the Underwriter a distribution fee at the annual rate of 0.75% of that Fund's average daily net assets attributable to Class B shares and a service fee of 0.25% of the Fund's average daily net assets attributable to Class B shares. Payments made to the Underwriter under each Class B Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred.

      Although Class B shares are sold without an initial sales charge, the Underwriter pays from its own resources a sales commission to FIC Representatives and a concession equal to 3.5% of the amount invested to Dealers who sell Class B shares. In addition, the Underwriter will make quarterly payments of service fees to Representatives commencing after the thirteenth month following the initial sale of Class B shares. The Underwriter will make such payments at an annual rate of up to 0.25% of the average net asset value of Class B shares which are attributable to shareholders for whom the Representatives are designated as dealer of record.

      Each Fund may suspend or modify payments under the Plans at any time, and payments are subject to the continuation of each Plan, the terms of any dealer agreements between Dealers and the Underwriter and any applicable limits imposed by the National Association of Securities Dealers, Inc. Each Fund will not carry over any fees under the Plans to the next fiscal year. See "Distribution Plans" in the SAI for a full discussion of the various Plans.


                        DETERMINATION OF NET ASSET VALUE

      The net asset value of each Fund's shares fluctuates and is determined separately for each class of shares. The net asset value of shares of a given class of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 P.M., New York City time) on each day the NYSE is open for trading, and at such other times as the Board of Trustees deems necessary, by dividing the market value of the securities held by such Fund, plus any cash and other assets, less all liabilities attributable to that class, by the number of shares of the applicable class outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. Expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The per share net asset value of the Class B shares will generally be lower than that of the Class A shares because of the higher expenses borne by the Class B shares. The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                       DIVIDENDS AND OTHER DISTRIBUTIONS

      Dividends from net investment income are generally declared daily and paid monthly by each Fund. Unless you direct the Transfer Agent otherwise, dividends declared on a class of shares of a Fund are paid in additional shares of that class at the net asset value generally determined as of the close of business on the first business day of the following month. If you redeem all of your shares of a Fund at any time during a month, you are paid all dividends declared through the day prior to the date of the redemption, together with the proceeds of your redemption, less any applicable CDSC. Net investment income includes interest, earned discount and other income earned on portfolio securities less expenses.

      Each Fund also distributes with its regular dividend at the end of each year substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after deducting any available capital loss carryovers. Unless you direct the Transfer Agent otherwise, these distributions are paid in additional shares of the same class of the distributing Fund at the net asset value generally determined as of the close of business on the business day immediately following the record date of the distribution. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed ordinary (taxable) income and capital gain.

      Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

      In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may elect to receive dividends and/or other distributions in cash by notifying the Transfer Agent by telephone or in writing prior to the record date of any such distribution. If you elect this form of payment, the payment date generally is two weeks following the record date of any such distribution. Your election remains in effect until you revoke it by notifying the Transfer Agent.

      You may elect to invest the entire amount of any cash distribution on Class A or Class B shares of a Fund in the same class of shares of any Eligible Fund, including the Money Market Funds, by notifying the Transfer Agent. See "Cross-Investment of Cash Distributions" in the SAI.

      A dividend or other distribution paid on a class of shares of a Fund will be paid in additional shares of that class and not in cash if any of the following events occurs: (1) the total amount of the distribution is under $5,
(2) the Fund has received notice of your death on an individual account (until written alternate payment instructions and other necessary documents are provided by your legal representative), or (3) a distribution check is returned to the Transfer Agent, marked as being undeliverable, by the U.S. Postal Service after two consecutive mailings.

                                      TAXES

      FEDERAL INCOME TAX. Each Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders. In addition, each Fund intends to continue to qualify to pay "exempt-interest dividends" (as defined below), which requires, among other things, that at the close of each calendar quarter at least 50% of the value of its total assets must consist of Municipal Instruments.

      Distributions by a Fund of the excess of interest income from Municipal Instruments over certain amounts disallowed as deductions, which are designated by the Fund as "exempt-interest dividends," generally may be excluded by you from gross income. Distributions by a Fund of interest income from taxable obligations and net short-term capital gain, if any, are taxable to you as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of a Fund's realized net capital gain, if any, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares, regardless of the length of time you have owned your shares. If you purchase your shares shortly before the record date for a taxable dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. You will receive a statement following the end of each calendar year describing the tax status of distributions paid by your Fund during that year.

      Interest on indebtedness incurred or continued to purchase or carry shares of a Fund will not be deductible for Federal income tax purposes to the extent the Fund's distributions consist of exempt-interest dividends. Each Fund does not intend to invest in PABs or IDBs the interest on which is treated as a Tax Preference Item.

      Proposals have been and, in the future, may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Instruments. If such a proposal were enacted, the availability of Municipal Instruments for investment by each Fund and the value of its portfolio securities would be affected. In that event, each Fund would reevaluate its investment objective and policies.

      Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to you (if you are an individual or certain other non-corporate shareholder) if the Fund is not furnished with your correct taxpayer identification number, and the same percentage of dividends and such distributions in certain other circumstances.

      Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than your adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of any other Eligible Fund generally will have similar tax consequences. However, special tax rules apply if you (1) dispose of Class A shares through a redemption or exchange within 90 days of your purchase and (2) subsequently acquire Class A shares of the same Fund or an Eligible Fund without paying a sales charge due to the reinvestment privilege or exchange privilege. In these cases, any gain on your disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge you paid when the shares were acquired, and that amount will increase the basis of the Eligible Fund's shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares.

      No gain or loss will be recognized to a shareholder as a result of a conversion of Class B shares into Class A shares.

      The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; see the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor; for example, a Fund's distributions may be wholly or partly taxable under state and/or local laws. You therefore are urged to consult your own tax adviser.

      STATE INCOME TAXES.


      ARIZONA. In the opinion of O'Connor, Cavanagh, Anderson, Westover, Killingsworth & Beshears, P.A., Arizona tax counsel to Multi-State Insured, distributions from the ARIZONA FUND that are received by investors that are individuals, corporations, trusts, and estates who are subject to Arizona income tax will not be subject to tax in Arizona to the extent that those distributions are attributable to interest on tax-exempt obligations of the State of Arizona or interest on obligations of the United States, Puerto Rico, the Virgin Islands or Guam. Other distributions from the ARIZONA FUND, including those related to short-term and long-term capital gains, generally will be taxable under Arizona law when received by Arizona taxpayers.

      CALIFORNIA. In the opinion of Parker, Milliken, Clark, O'Hara & Samuelian, a professional corporation, California tax counsel to Multi-State Insured, distributions made to individuals, estates or trusts by the CALIFORNIA FUND, which are treated as exempt-interest dividends under the Code and are attributable to California tax-exempt interest, less allocable nondeductible expenses, are not includable in gross income for California personal income tax purposes, provided that the CALIFORNIA FUND qualifies as a regulated investment company under the Code, properly designates such exempt-interest dividends under California law and satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in qualified tax-exempt obligations. The designation requirement is met by the CALIFORNIA FUND by notifying shareholders within 60 days after the close of a taxable year to the extent that dividends are exempt-interest dividends. It is important that California shareholders retain this designation each year in order to establish that exempt-interest dividends are tax-exempt under California law. Qualified tax-exempt obligations under California law generally include obligations issued by California or a local government within California as well as direct U.S. Government obligations. Direct U.S. Government obligations do not include securities guaranteed by U.S. Government agencies, such as the Federal National Mortgage Association, the Government National Mortgage Association or similar agencies, or repurchase agreements involving federal securities. A portion of any discount attributable to a stripped tax-exempt bond or a stripped coupon may be treated as taxable when distributed to shareholders. Distributions of the CALIFORNIA FUND that are derived from sources other than those described above, including interest on certain non-California obligations such as repurchase agreements and municipal instruments of other states, will not be treated as tax-exempt for California personal income tax purposes and are also includable in income subject to the California alternative minimum tax.

      Distributions treated as capital gains dividends under the Code will currently be taxed as ordinary income for California personal income tax purposes.

      Corporations subject to the California franchise tax or California corporate income tax are required to include in their gross income and in income subject to the corporate alternative minimum tax all distributions received from the CALIFORNIA FUND, including exempt-interest dividends.

      California law generally follows Federal law on matters such as denial or limitation of deductions for short-term losses where exempt-interest dividends have recently been received, wash sales, limitations on tax basis for certain sales charges and the nondeductibility of interest on indebtedness incurred by shareholders to purchase or carry shares of tax-exempt instruments, such as the CALIFORNIA FUND.

      It is the intent of Multi-State Insured, as represented to and relied upon by California tax counsel in rendering their opinion, that except when acceptable investment s are unavailable for the CALIFORNIA FUND, the CALIFORNIA FUND will maintain at least 80% of the value of its net assets in debt obligations of the State of California, its localities and political subdivisions, which are exempt from regular Federal income tax and California personal income tax.

      The foregoing description relates to certain aspects of the California tax treatment of an investment in shares of the CALIFORNIA FUND. For purposes of the foregoing opinion, California tax counsel has assumed, as to the CALIFORNIA FUND, the Federal tax treatment as set forth elsewhere in this Prospectus. Investors may be subject to other state tax limitations depending upon their particular situations and should consult their own tax advisers for appropriate tax advice.

      COLORADO. In the opinion of Kutak Rock, Colorado tax counsel to Multi-State Insured, shareholders of the COLORADO FUND that are corporations, individuals, estates or trusts subject to the Colorado personal income tax will not be required to include in their gross income for Colorado income tax purposes, distributions made by the COLORADO FUND that are derived from interest on obligations issued by the State of Colorado, or any political subdivision thereof on or after May 1, 1980 which obligations are exempt from Federal taxation under section 103(a) of the Code. Similarly, corporations, individuals, estates and trusts may exclude from the calculation of Colorado income tax dividend distributions from the COLORADO FUND to the extent attributable to interest on obligations of the United States or its possessions. Colorado statutes provide that corporations, individuals, estates and trusts will not be entitled to exclude from income any dividend distributions from the COLORADO FUND which are attributable to interest exempt from federal income tax under
Section 103(a) of the Code and attributable to obligations issued by any other state or a political subdivision thereof. As a general matter, neither capital gains recognized as a result of the sale of shares in the COLORADO FUND nor capital gain dividends received from the COLORADO FUND can be excluded for purposes of calculating the Colorado income tax by individuals, estates, trusts or corporations. In addition, interest on indebtedness incurred or continued by individuals, estates, trusts, or corporations to purchase or carry shares of the COLORADO FUND will not be deductible for Colorado income tax purposes to the extent that the COLORADO FUND distributions consist of exempt-interest dividends during the applicable taxable year of such shareholder. Colorado has no municipal income taxes.

      MICHIGAN. In the opinion of Dickinson, Wright, Moon, Van Dusen & Freeman, Michigan tax counsel to Multi-State Insured, holders of the MICHIGAN FUND will not be subject to the Michigan income tax or single business tax on MICHIGAN FUND dividends to the extent that such distributions qualify as exempt-interest dividends which are attributable to interest on tax-exempt obligations of the State of Michigan, its political or governmental subdivisions, or its governmental agencies or instrumentalities (as well as certain other Federally tax exempt obligations, such as certain obligations of Puerto Rico). To the extent that distributions on the MICHIGAN FUND are attributable to sources other than those described above, such distributions, including, but not limited to, long or short-term capital gains, will not be exempt from Michigan income tax or single business tax. Holders of the MICHIGAN FUND will be exempt from the Michigan intangibles tax to the extent that the investment portfolio consists of the aforementioned obligations or certain U.S. obligations. To the extent that distributions on the MICHIGAN FUND are not subject to Michigan income tax, they are not subject to the uniform city income tax imposed by certain Michigan cities.

      MINNESOTA. In the opinion of Faegre & Benson, Minnesota tax counsel to Multi-State Insured, provided that the MINNESOTA FUND qualifies as a RIC under the Code, and subject to the discussion in the paragraph below, shareholders of the MINNESOTA FUND who are individuals, estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such tax on MINNESOTA FUND dividends to the extent that such distributions qualify as exempt-interest dividends of a RIC under section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the MINNESOTA FUND. If the 95% test is not met, all exempt-interest dividends that are paid by the MINNESOTA FUND will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the MINNESOTA FUND are not derived from the Minnesota Sources, such dividends will be subject to the regular Minnesota personal income tax. Other distributions of the MINNESOTA FUND, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

      Pursuant to Minnesota legislation enacted in 1995, exempt-interest dividends that are derived from interest income on obligations of the Minnesota Sources described above may become subject to tax in the case of individuals, estates, and trusts if the exemption of such income were judicially determined to discriminate against interstate commerce. See "Risk Factors for the Minnesota Fund" in the SAI for further discussion of this legislation.

      Subject to certain limitations that are set forth in the Minnesota Rules, MINNESOTA FUND dividends, if any, that are derived from interest on certain
United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the MINNESOTA FUND who are individuals, estates or trusts.

      MISSOURI. In the opinion of Shook, Hardy & Bacon L.L.P., Missouri tax counsel to Multi-State Insured, if a dividend paid by the MISSOURI FUND qualifies as an exempt-interest dividend under the Code (or, in the case of a dividend paid by the MISSOURI FUND that is attributable to net interest earned by the MISSOURI FUND on obligations of the United States, if the MISSOURI FUND properly designates such dividend as a "state income tax exempt-interest dividend" under Missouri law), the portion of such dividend that is attributable to interest received by the MISSOURI FUND on obligations of (1) Missouri or its political subdivisions ("Missouri Obligations"), (2) territories or possessions of the United States (to the extent Federal law exempts interest on such obligations from state taxation), or (3) the United States, will not be subject to the Missouri income tax when received by a shareholder of the MISSOURI FUND, provided the MISSOURI FUND meets certain recordkeeping requirements specified under Missouri law. All other dividends paid by the MISSOURI FUND to its shareholders, and all gains realized by such shareholders on the redemption or sale of shares of the MISSOURI FUND, will be subject to the Missouri income tax, to the extent a shareholder is subject to the Missouri income tax and, under applicable law, is required to include capital gain, dividend and interest in his or her Missouri taxable income. Dividends received from the MISSOURI FUND by
(1) an individual shareholder of the MISSOURI FUND who is not engaged in a trade or business, or (2) any other shareholder of the MISSOURI FUND who holds shares of the MISSOURI FUND for investment purposes and not as part of its ordinary trade or business, will not be subject to the city earnings and profits tax of St. Louis or Kansas City, Missouri.


      OHIO. In the opinion of Squire, Sanders & Dempsey, Ohio tax counsel to Multi-State Insured, provided that the OHIO FUND continues to qualify as a registered investment company for Federal income tax purposes and that at all times at least 50 percent of the value of the total assets of the OHIO FUND consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of the State or its political subdivisions ("Ohio Obligations") or similar obligations of other states or their subdivisions, shareholders of the OHIO FUND who are otherwise subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the OHIO FUND to the extent that such distributions are properly attributable to (1) interest on and profits made on the sale, exchange or other disposition of Ohio Obligations or (2) interest on obligations of the United States or its territories or possessions or of any authority, commission or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (e.g., obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam and their authorities and municipalities). Except as provided above, distributions with respect to shares of the OHIO FUND will not be exempt from the Ohio personal income tax or municipal or school district income taxes in Ohio.

      OREGON. In the opinion of Weiss, Jensen, Ellis & Howard, Oregon tax counsel to Multi-State Insured, shareholders of the OREGON FUND who are subject to the Oregon personal income tax will not be required to include in their Oregon personal income distributions from the OREGON FUND to the extent that (1) such distributions qualify as exempt-interest dividends of a RIC under section 852(b)(5) of the Code that are attributable to interest from tax-exempt obligations of the State of Oregon or its political subdivisions or authorities;
(2) such distributions are attributable to interest from obligations issued by the territories of Guam, Puerto Rico, Samoa, Virgin Islands, or their authorities, or the Commonwealth of Puerto Rico or its authority; or (3) such distributions are attributable to interest from obligations issued by the U.S. Government, its agencies and instrumentalities and are exempted from state income tax under the laws of the United States. To the extent that distributions from the OREGON FUND are attributable to sources other than those described in the preceding sentence, such distributions will not be exempt from the Oregon personal income tax. Also, distributions that qualify as capital gain dividends under section 852(b)(3)(C) of the Code and that are includable in Federal gross income will be includable as capital gains in Oregon income of a shareholder.


      See "State Income Taxes" in the SAI for further state tax information. Investors should consult their own tax advisers for appropriate state advice.

                             PERFORMANCE INFORMATION

      For purposes of advertising, each Fund's performance may be calculated for each class of its shares based on average annual total return and total return. Each of these figures reflects past performance and does not necessarily indicate future results. Average annual total return shows the average annual percentage change in an assumed $1,000 investment. It reflects the hypothetical annually compounded return that would have produced the same total return if a Fund's performance had been constant over the entire period. Because average annual total return tends to smooth out variations in a Fund's return, you should recognize that it is not the same as actual year-by-year results. Average annual total return includes the effect of paying the maximum sales charge (in the case of Class A shares) or the deduction of any applicable CDSC (in the case of Class B shares) and payment of dividends and other distributions in additional shares. One, five and ten year periods will be shown unless the class has been in existence for a shorter period. Total return is computed using the same calculations as average annual total return.

However, the rate expressed is the percentage change from the initial $1,000 invested to the value of the investment at the end of the stated period. Total return calculations assume reinvestment of dividends and other distributions.

      Each Fund also may advertise its yield for each class of shares. Yield reflects investment income net of expenses over a 30-day (or one-month) period on a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and the net asset value per share for Class B shares at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income. Each Fund may also advertise its "actual distribution rate" for each class of shares. This is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. In addition, each Fund calculates its "actual distribution rate" based upon net asset value for dissemination to existing shareholders.

      Tax-equivalent yields show the taxable yields an investor would have to earn to equal a Fund's tax-free yields. The tax-equivalent yield is calculated similarly to the yield, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield.

      Each of the above performance calculations may be based on investment at reduced sales charge levels or at net asset value. Any quotation of performance figures not reflecting the maximum sales charge or CDSC will be greater than if the maximum sales charge or CDSC were used. Each class of shares of a Fund has different expenses which will affect its performance. Additional performance information is contained in the Funds' Annual Report which may be obtained without charge by contacting the Funds at 1-800-423-4026.

                               GENERAL INFORMATION

      ORGANIZATION. Multi-State Insured was organized as a Massachusetts business trust on October 30, 1985. The seventeen series of Multi-State Insured may be referred to as: First Investors Arizona Insured Tax Free Fund, First Investors California Insured Tax Free Fund, First Investors Connecticut Insured Tax Free Fund, First Investors Colorado Insured Tax Free Fund, First Investors Florida Insured Tax Free Fund, First Investors Georgia Insured Tax Free Fund, First Investors Maryland Insured Tax Free Fund, First Investors Massachusetts Insured Tax Free Fund, First Investors Michigan Insured Tax Free Fund, First Investors Minnesota Insured Tax Free Fund, First Investors Missouri Insured Tax Free Fund, First Investors New Jersey Insured Tax Free Fund, First Investors North Carolina Insured Tax Free Fund, First Investors Ohio Insured Tax Free Fund, First Investors Oregon Insured Tax Free Fund, First Investors Pennsylvania Insured Tax Free Fund and First Investors Virginia Insured Tax Free Fund.

      Multi-State Insured is authorized to issue shares of beneficial interest in such separate and distinct series and classes of shares as Multi-State Insured's Board of Trustees shall from time to time establish. The shares of beneficial interest of Multi-State Insured are presently divided into seventeen separate and distinct series. Multi-State Insured presently has two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the same assets of that Fund. Multi-State Insured does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of Multi-State Insured's outstanding shares, Multi-State Insured's Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each share of each Fund has equal voting rights except as noted.

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer and dividend disbursing agent for each Fund and as redemption agent for regular redemptions. The Transfer Agent's telephone number is 1-800-423-4026.

      SHARE CERTIFICATES. The Funds do not issue certificates for Class B shares, The Funds, however, will issue share certificates for Class A shares at the shareholder's request. Ownership of shares of each Fund is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

      CONFIRMATIONS AND STATEMENTS. You will receive confirmations of purchases and redemptions of shares of a Fund. Generally, confirmation statements will be sent to you following a transaction in the account, including payment of a dividend or capital gain distribution in additional shares or cash. However, systematic investments made through First Investors Money Line or automatic payroll deductions will only be confirmed in your monthly or quarterly statement, showing all transactions occurring during the period.


      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. Maureen Neumayer, P.O. Box 19056, San Diego, CA 92159-0056 owns 33.2% of the Class B shares of the CALIFORNIA FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act. Elden E. Coombs, 9577 S Deer Creek Canyon Rd., Littleton, CO 80127 owns 44.0% of the Class B shares of the COLORADO FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act. Lillian Thill, 26962 Franklin Terrace Apartments, Southfield, MI 48034 owns 27.2% of the Class B shares of the MICHIGAN FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act. Myrtle Eveland, 316 Polk Street #2, Anoka MN 55303 owns 99.6% of the Class B shares of the MINNESOTA FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act. Ray
A. Powell and Lulu M. Powell, 3315 Gillham Rd., Kansas City, MO. 64109 and Raymond Lankford, 15 Terryhill Lane, St. Louis, MO 63131 own 29.7% and 69.8%, respectively, of the Class B shares of the MISSOURI FUND and, may, therefore, be deemed to control this class of that Fund under the 1940 Act. Irene M. Knight, 1586 J. First St. NE, Massioon, OH 44646 owns 32.5% of the Class B shares of the OHIO FUND and may, therefore, be deemed to control this class of that Fund under the 1940 Act.


      SHAREHOLDER INQUIRIES. Shareholder inquiries can be made by calling Shareholder Services at 1-800-423-4026.

      ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. It is Multi-State Insured's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested in writing or by telephone by any shareholder.

                                TABLE OF CONTENTS


Fee Table.................................................................    2
Financial Highlights......................................................    5
Investment Objectives and Policies........................................   12
Alternative Purchase Plans................................................   21
How to Buy Shares.........................................................   22
How to Exchange Shares....................................................   26
How to Redeem Shares......................................................   27
Telephone Transactions....................................................   29
Management................................................................   30
Distribution Plans........................................................   31
Determination of Net Asset Value..........................................   32
Dividends and Other Distributions.........................................   32
Taxes.....................................................................   33
Performance Information...................................................   38
General Information.......................................................   39


INVESTMENT ADVISER                        CUSTODIAN
First Investors Management                The Bank of New York
  Company, Inc.                           48 Wall Street
95 Wall Street                            New York, NY  10286
New York, NY  10005
                                          TRANSFER AGENT
UNDERWRITER                               Administrative Data
First Investors Corporation                 Management Corp.
95 Wall Street                            581 Main Street
New York, NY  10005                       Woodbridge, NJ  07095-1198

LEGAL COUNSEL                             AUDITORS
Kirkpatrick & Lockhart LLP                Tait, Weller & Baker
1800 Massachusetts Avenue, N.W.           Two Penn Center Plaza
Washington, D.C.  20036                   Philadelphia, PA  19102-1707



This Prospectus is intended to constitute an offer by Multi-State Insured only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this Prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this Prospectus relating to any other Fund. No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by either Multi-State Insured, First Investors Corporation, or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

First Investors
Multi-State
Insured Tax Free Fund
---------------------------

Arizona Fund                                Minnesota Fund
California Fund                             Missouri Fund
Colorado Fund                               Ohio Fund
Michigan Fund                               Oregon Fund
---------------------------

Prospectus

----------------------------

April 30, 1997

First Investors Logo

Logo is described as follows: the arabic numeral one separated into seven vertical segments followed by the words "First Investors."

Verticle line from top to bottom in center of page about 1/2 inch in thickness

The following language appears to the left of the above language in the printed piece:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors Logo (as described above)
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK


FITF002

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements:

       Financial Statements are set forth in Part B, Statement of Additional Information.

      (b)  Exhibits:

           (1)/2/     Amended and Restated Declaration of Trust

           (2)/2/     By-laws

           (3)        Not Applicable

           (4) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated October 30, 1985, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as
                      Exhibit 99.B2 to Registrant's Registration Statement.

           (5)/2/ Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.

           (6)/2/ Underwriting Agreement between Registrant and First Investors Corporation.

           (7)        Not Applicable

           (8)a./2/ Custodian Agreement between Registrant and Irving Trust Company

              b./2/   Supplement to Custodian Agreement

           (9)/2/ Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.

           (10)/1/    Opinion of Counsel


           (11)a.     Consent of independent accountants
               b./2/  Powers of Attorney
                   c.  Consent of Arizona tax counsel
                   d.  Consent of California tax counsel
                   e.  Consent of Colorado and Georgia tax counsel
                   f.  Consent of Connecticut tax counsel
                   g.  Consent of Florida tax counsel
                   h.  Opinion and Consent of Maryland tax counsel
                   i.  Consent of Massachusetts tax counsel
                   j.  Consent of Michigan tax counsel
                   k.  Consent of Minnesota tax counsel
                   l.  Consent of Missouri tax counsel
                   m.  Consent of New Jersey tax counsel
                   n.  Consent of North Carolina tax counsel
                   o.  Consent of Ohio tax counsel
                   p.  Consent of Oregon tax counsel
                   q.  Consent of Pennsylvania tax counsel
                   r.  Consent of Virginia tax counsel

           (12)       Not applicable

           (13)/3/    Undertakings of the Co-Underwriters

           (14)       Not Applicable

           (15)a./2/  Amended and Restated Class A Distribution Plan

               b./2/  Class B Distribution Plan

           (16)       Performance Calculations

           (17) Financial Data Schedules (filed as Exhibit 27 for electronic filing purposes)

           (18)/2/    18f-3 Plan

----------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1996 filed on February 27, 1997.
/2/ Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 33-4077) filed on April 25, 1996.
/3/     Previously filed with the Commission.


Item 25.       Persons Controlled by or under common control with Registrant

               There are no persons controlled by or under common control with the Registrant.

Item 26.       Number of Holders of Securities


                                                     Number of Record
                                                      Holders as of
               Title of Class                        February 3, 1997
               --------------                        ----------------

                                                Class A              Class B
               Arizona Fund                       361                  14
               California Fund                    438                   8
               Colorado Fund                      245                  13
               Connecticut Fund                   672                  62
               Florida Fund                       695                  38
               Georgia Fund                       144                  16
               Maryland Fund                      436                  31
               Massachusetts Fund                 892                  33
               Michigan Fund                     1,199                 32
               Minnesota Fund                     349                   3
               Missouri Fund                      125                   3
               North Carolina Fund                251                  16
               Ohio Fund                          839                  24
               New Jersey Fund                   1,695                 44
               Oregon Fund                        573                  24
               Pennsylvania Fund                 1,233                 44
               Virginia Fund                      890                  46


Item 27.  Indemnification

               Article XI, Section 1 of Registrant's Declaration of Trust provides as follows:

               Section 1.

      Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

               Section 2.

      (a)      Subject to the exceptions and limitations contained in Section
(b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)      No indemnification shall be provided hereunder to a Covered
Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)    by the court or other body approving the settlement; or
               (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however,
                      that  any  Shareholder  may,  by  appropriate   legal
                      proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

               The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

      The Registrant's Investment Advisory Agreement provides as follows:

      The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

      The Registrant's Underwriting Agreement provides as follows:

      The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

Item 28.  Business and Other Connections of Investment Adviser

      First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

      First Investors Cash Management Fund, Inc.
      First Investors Series Fund
      First Investors Series Fund II, Inc.
      First Investors Fund For Income, Inc.
      First Investors Government Fund, Inc.
      First Investors High Yield Fund, Inc.
      First Investors Insured Tax Exempt Fund, Inc.
      First Investors Global Fund, Inc.
      First Investors Life Series Fund
      First Investors New York Insured Tax Free Fund, Inc.
      First Investors Special Bond Fund, Inc.
      First Investors Tax-Exempt Money Market Fund, Inc.
      First Investors U.S. Government Plus Fund

      Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."

Item 29.  Principal Underwriters

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

               First Investors Cash Management Fund, Inc.
               First Investors Series Fund
               First Investors Series Fund II, Inc.
               First Investors Fund For Income, Inc.
               First Investors Government Fund, Inc.
               First Investors High Yield Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Global Fund, Inc.
               First Investors New York Insured Tax Free Fund, Inc. First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund

      (b)      The following persons are the officers and directors of the
Underwriter:

                            Position and                  Position and
Name and Principal          Office with First             Office with
Business Address            Investors Corporation         Registrant
------------------          ---------------------         ------------

Glenn O. Head               Chairman                      President
95 Wall Street              and Director                  and Trustee
New York, NY 10005

Marvin M. Hecker            President                     None
95 Wall Street
New York, NY  10005

John T. Sullivan            Director                      Chairman of the
95 Wall Street                                            Board of Trustees
New York, NY 10005

Roger L. Grayson            Director                      Trustee
95 Wall Street
New York, NY  10005

Joseph I. Benedek           Treasurer                     Treasurer
581 Main Street
Woodbridge, NJ 07095

Robert Murphy               Comptroller                   None
581 Main Street
Woodbridge, NJ  07095

Lawrence A. Fauci           Senior Vice President         None
95 Wall Street              and Director
New York, NY 10005

Kathryn S. Head             Vice President,               Trustee
581 Main Street             Chief Financial
Woodbridge, NJ 07095        Officer and Director

Louis Rinaldi               Senior Vice                   None
581 Main Street             President
Woodbridge, NJ 07095

Frederick Miller            Vice President                None
581 Main Street
Woodbridge, NJ 07095

Howard M. Factor            Vice President                None
95 Wall Street
New York, NY  10005

Larry R. Lavoie             Secretary and                 None
95 Wall Street              General Counsel
New York, NY  10005

Matthew Smith               Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons           Director                      None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                 Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan              Director                      None
232 Adair Street
Decatur, GA 30030

               (c) Not applicable

Item 30.  Location of Accounts and Records

               Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 31.       Management Services

               Inapplicable

Item 32.       Undertakings

               The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of April, 1997.


                                                 FIRST INVESTORS MULTI-STATE
                                                 INSURED TAX FREE FUND
                                                 (Registrant)


                                                 By:  /s/ Glenn O. Head
                                                      ----------------
                                                      Glenn O. Head
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/Glenn O. Head                   Principal Executive           April 16, 1997
-------------------------          Officer and Trustee
Glenn O. Head

/s/Joseph I. Benedek               Principal Financial           April 16, 1997
-------------------------          and Accounting Officer
Joseph I. Benedek

          *                        Trustee                       April 16, 1997
-------------------------
Kathryn S. Head

          *                        Trustee                       April 16, 1997
-------------------------
Roger L. Grayson

          *                        Trustee                       April 16, 1997
-------------------------
Herbert Rubinstein

          *                        Trustee                       April 16, 1997
-------------------------
Nancy Schaenen

          *                        Trustee                       April 9, 1997
-------------------------
James M. Srygley

          *                        Trustee                       April 9, 1997
-------------------------
John T. Sullivan

          *                        Trustee                       April 9, 1997
-------------------------
Rex R. Reed

          *                        Trustee                       April 16, 1997
-------------------------
Robert F. Wentworth


*By:     /s/Larry R. Lavoie
         ------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS



Exhibit
Number                Description

99.B11.1              Consent of accountants
99.B11.2              Power of Attorney
99.B11.3              Consent of Arizona tax counsel
99.B11.4              Consent of California tax counsel
99.B11.5              Consent of Colorado tax counsel
99.B11.6              Consent of Connecticut tax counsel
99.B11.7              Consent of Florida tax counsel
99.B11.8              Consent of Georgia tax counsel
99.B11.9              Opinion and Consent of Maryland tax counsel
99.B11.10             Consent of Massachusetts tax counsel
99.B11.11             Consent of Michigan tax counsel
99.B11.12             Consent of Minnesota tax counsel
99.B11.13             Consent of Missouri tax counsel
99.B11.14             Consent of New Jersey tax counsel
99.B11.15             Consent of North Carolina tax counsel
99.B11.16             Consent of Ohio tax counsel
99.B11.17             Consent of Oregon tax counsel
99.B11.18             Consent of Pennsylvania tax counsel
99.B11.19             Consent of Virginia tax counsel
99.B16                Performance Calculations
27.011                FDS-Massachusetts Fund Class A
27.012                FDS-Massachusetts Fund Class B
27.021                FDS-Michigan Fund Class A
27.022                FDS-Michigan Fund Class B
27.031                FDS-Minnesota Fund Class A
27.032                FDS-Minnesota Fund Class B
27.041                FDS-Ohio Fund Class A
27.042                FDS-Ohio Fund Class B
27.051                FDS-California Fund Class A
27.052                FDS-California Fund Class B
27.061                FDS-New Jersey Fund Class A
27.062                FDS-New Jersey Fund Class B
27.071                FDS-Pennsylvania Fund Class A
27.072                FDS-Pennsylvania Fund Class B
27.081                FDS-Virginia Fund Class A
27.082                FDS-Virginia Fund Class B
27.091                FDS-Arizona Fund Class A
27.092                FDS-Arizonia Fund Class B
27.101                FDS-Connecticut Fund Class A
27.102                FDS-Connecticut Fund Class B
27.111                FDS-Florida Fund Class A
27.112                FDS-Florida Fund Class B
27.121                FDS-Maryland Fund Class A
27.122                FDS-Maryland Fund Class B
27.131                FDS-Colorado Fund Class A
27.132                FDS-Colorado Fund Class B
27.141                FDS-Georgia Fund Class A
27.142                FDS-Georgia Fund Class B
27.151                FDS-Missouri Fund Class A
27.152                FDS-Missouri Series Class B
27.161                FDS-North Carolina Fund Class A
27.162                FDS-North Carolina Fund Class B
27.171                FDS-Oregon Fund Class A
27.172                FDS-Oregon Fund Class B